SA U.S. Fixed Income Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 14.1%
Consumer, Cyclical — 0.7%
Daimler Truck Finance North America LLC, 5.375%, 6/25/34 ±	$400,000	$412,840
Mercedes-Benz Finance North America LLC, 5.000%, 1/11/34 ±	3,000,000	3,028,406
		3,441,246
Consumer, Non-cyclical — 1.0%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,514,938
BAT Capital Corp., 6.000%, 2/20/34	3,000,000	3,205,149
		4,720,087
Financial — 10.8%
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, 5.437%, 3/18/26 ±‡	13,803,000	13,839,500
Bank of Montreal, SOFR + 1.330%, 6.288%, 6/05/26 ‡	1,000,000	1,012,403
Commonwealth Bank of Australia, SOFR + 0.400%, 5.690%, 7/07/25 ±‡	1,950,000	1,951,637
Cooperatieve Rabobank UA, SOFR + 0.710%, 5.668%, 3/05/27 ‡	9,500,000	9,531,869
Cooperatieve Rabobank UA, SOFR + 0.700%, 5.925%, 7/18/25 ‡	1,109,000	1,112,485
Credit Agricole SA, SOFR + 0.870%, 5.794%, 3/11/27 ±‡	572,000	574,383
Nordea Bank Abp, 0.750%, 8/28/25 ±	680,000	657,783
Nordea Bank Abp, SOFR + 0.740%, 5.620%, 3/19/27 ±‡	9,000,000	9,025,724
Royal Bank of Canada, 5.150%, 2/01/34	2,000,000	2,078,281
Royal Bank of Canada, SOFR + 0.440%, 5.657%, 1/21/25 ‡	635,000	635,339
Royal Bank of Canada, SOFR + 0.570%, 5.748%, 4/27/26 ‡	895,000	895,407
Svenska Handelsbanken AB, SOFR + 0.910%, 5.868%, 6/10/25 ±‡	2,000,000	2,007,754
Toronto-Dominion Bank (The), SOFR + 1.080%, 6.310%, 7/17/26 ‡	1,150,000	1,160,367
Westpac Banking Corp., SOFR + 0.420%, 5.657%, 4/16/26 ‡	2,300,000	2,300,126
Westpac Banking Corp., SOFR + 0.720%, 5.775%, 11/17/25 ‡	5,000,000	5,018,491
		51,801,549
	FACE AMOUNT	VALUE†
Government — 1.6%
African Development Bank, 3.375%, 7/07/25	$5,974,000	$5,935,673
Svensk Exportkredit AB, SOFR + 1.000%, 6.155%, 8/03/26 ‡	1,600,000	1,620,546
		7,556,219
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $66,983,175)		67,519,101
CORPORATE BONDS AND NOTES — 29.1%
Basic Materials — 0.9%
Eastman Chemical Co., 5.625%, 2/20/34	2,300,000	2,400,712
LYB International Finance III LLC, 5.500%, 3/01/34	2,000,000	2,079,849
		4,480,561
Communication — 0.2%
Amazon.com, Inc., 3.000%, 4/13/25	849,000	842,267
Consumer, Cyclical — 0.7%
American Honda Finance Corp., SOFR + 0.600%, 5.675%, 8/14/25 ‡	340,000	340,638
American Honda Finance Corp., SOFR + 0.710%, 5.986%, 1/09/26 ‡	1,000,000	1,003,796
Whirlpool Corp., 5.750%, 3/01/34	2,000,000	2,047,716
		3,392,150
Consumer, Non-cyclical — 5.5%
Cigna Group (The), 5.250%, 2/15/34	3,000,000	3,104,345
ERAC USA Finance LLC, 4.900%, 5/01/33 ±	3,000,000	3,056,790
Nestle Capital Corp., 4.875%, 3/12/34 ±	4,000,000	4,122,515
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	3,113,185
Procter & Gamble Co. (The), 4.550%, 1/29/34	4,000,000	4,129,249
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,503,723
Roche Holdings, Inc., SOFR + 0.740%, 5.828%, 11/13/26 ±‡	900,000	906,674
Tyson Foods, Inc., 5.700%, 3/15/34	1,300,000	1,369,011
		26,305,492
Energy — 0.7%
Kinder Morgan, Inc., 5.200%, 6/01/33	1,000,000	1,011,724
Phillips 66 Co., 5.300%, 6/30/33	2,000,000	2,062,054
		3,073,778
Financial — 13.9%
American Express Co., SOFR + 0.650%, 5.788%, 11/04/26 ‡	1,500,000	1,502,668
American Tower Corp., 5.450%, 2/15/34	2,000,000	2,090,277
Athene Holding Ltd., 5.875%, 1/15/34	2,000,000	2,090,408
BlackRock Funding, Inc., 5.000%, 3/14/34	4,000,000	4,167,786

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2024 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
Brixmor Operating Partnership LP, 5.500%, 2/15/34	$2,000,000	$2,063,162
Camden Property Trust, 4.900%, 1/15/34	1,500,000	1,508,495
Charles Schwab Corp. (The), SOFR + 0.520%, 5.614%, 5/13/26 ‡	2,500,000	2,501,081
Citibank NA, SOFR + 1.060%, 6.036%, 12/04/26 ‡	2,000,000	2,018,137
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	3,063,667
Corebridge Financial, Inc., 5.750%, 1/15/34	1,950,000	2,054,791
Crown Castle, Inc., 5.800%, 3/01/34	2,000,000	2,120,858
Jefferies Financial Group, Inc., 6.200%, 4/14/34	2,000,000	2,139,909
JPMorgan Chase Bank NA, SOFR + 1.000%, 5.946%, 12/08/26 ‡	13,000,000	13,163,728
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,945,639
Mid-America Apartments LP, 5.000%, 3/15/34	2,400,000	2,449,689
Morgan Stanley Bank NA, 5.479%, 7/16/25	4,620,000	4,654,342
Morgan Stanley Bank NA, SOFR + 1.165%, 6.335%, 10/30/26 ‡	4,000,000	4,047,757
National Securities Clearing Corp., 0.750%, 12/07/25 ±	614,000	590,772
National Securities Clearing Corp., 5.150%, 5/30/25 ±	3,910,000	3,925,798
Realty Income Corp., 2.850%, 12/15/32	2,900,000	2,534,148
Simon Property Group LP, 6.250%, 1/15/34	1,000,000	1,105,187
State Street Corp., SOFR + 0.845%, 5.983%, 8/03/26 ‡	3,500,000	3,512,477
		66,250,776
Industrial — 2.2%
Amphenol Corp., 5.250%, 4/05/34	2,400,000	2,506,010
Avnet, Inc., 5.500%, 6/01/32	3,000,000	3,037,463
John Deere Capital Corp., SOFR + 0.560%, 5.536%, 3/07/25 ‡	4,000,000	4,006,863
Precision Castparts Corp., 3.250%, 6/15/25	1,000,000	991,175
		10,541,511
Technology — 0.8%
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	1,900,000	1,948,575
	FACE AMOUNT	VALUE†
Intel Corp., 5.150%, 2/21/34	$2,000,000	$2,019,704
		3,968,279
Utilities — 4.2%
Appalachian Power Co., 5.650%, 4/01/34	725,000	762,035
Eversource Energy, 5.500%, 1/01/34	2,000,000	2,075,179
Georgia Power Co., 5.250%, 3/15/34	2,600,000	2,723,778
Interstate Power & Light Co., 5.700%, 10/15/33	3,000,000	3,196,169
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, 5.936%, 2/05/27 ‡	3,000,000	3,016,489
NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/34	3,000,000	3,114,068
Sempra, 5.500%, 8/01/33	2,000,000	2,096,945
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	3,072,128
		20,056,791
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $135,360,439)		138,911,605

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.6%
U.S. Treasury Securities — 55.6%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.125%, 4.677%, 7/31/25 ‡	36,000,000	35,974,043
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.150%, 4.702%, 4/30/26 ‡	4,000,000	3,993,989
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.169%, 4.721%, 4/30/25 ‡	26,350,000	26,334,142
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.170%, 4.722%, 10/31/25 ‡	24,550,000	24,534,593
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.245%, 4.797%, 1/31/26 ‡	7,000,000	6,999,775
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	21,393,450	21,356,015
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	24,849,895	24,368,001
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	24,536,920	24,184,576
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	24,488,635	24,022,258
U.S. Treasury Notes, 0.250%, 5/31/25	24,000,000	23,381,645
U.S. Treasury Notes, 0.375%, 4/30/25	23,000,000	22,485,038

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
U.S. Treasury Securities (Continued)
U.S. Treasury Notes, 2.750%, 8/31/25	$11,000,000	$10,874,126
U.S. Treasury Notes, 2.875%, 6/15/25	17,000,000	16,847,232
		265,355,433
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $265,236,711)		265,355,433
SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 4.690%	2,437,702	2,437,702
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,437,702)		2,437,702
Total Investments — 99.3% (Identified Cost $470,018,027)		474,223,841
Cash and Other Assets, Less Liabilities — 0.7%		3,193,978
Net Assets — 100.0%		$477,417,819
†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2024 amounted to $52,119,238 or 10.92% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2024.

Key to abbreviations:
SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)
		FACE AMOUNT	VALUE†
BONDS AND NOTES — 98.2%
Australia — 9.6%
Australia & New Zealand Banking Group Ltd., 4.050%, 5/12/25	AUD	1,000,000	$689,331
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 5.264%, 3/31/26 ‡	AUD	1,500,000	1,042,936
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 5.274%, 11/04/25 ‡	AUD	2,500,000	1,738,400
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 5.343%, 5/12/27 ‡	AUD	500,000	348,641
Australia & New Zealand Banking Group Ltd., (SOFR + 0.560%), 5.437%, 3/18/26 ±‡	USD	6,682,000	6,699,669
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.554%, 11/04/27 ‡	AUD	500,000	351,140
Commonwealth Bank of Australia, (3-mo. Swap + 0.750%), 5.114%, 8/17/26 ‡	AUD	500,000	347,148
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 5.153%, 1/14/27 ‡	AUD	1,000,000	693,002
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 5.164%, 8/18/25 ‡	AUD	2,000,000	1,388,314
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 5.353%, 1/13/26 ‡	AUD	6,200,000	4,313,032
Commonwealth Bank of Australia, (SOFR + 0.630%), 5.540%, 9/12/25 ±‡	USD	233,000	233,756
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.603%, 1/13/28 ‡	AUD	1,500,000	1,051,243
Commonwealth Bank of Australia, (SOFR + 0.740%), 5.639%, 3/14/25 ‡	USD	2,900,000	2,902,979
Commonwealth Bank of Australia, (SOFR + 0.400%), 5.690%, 7/07/25 ±‡	USD	3,548,000	3,550,979
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	669,987
National Australia Bank Ltd., 4.951%, 1/10/34 ±	USD	2,883,000	2,952,113
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 5.153%, 5/12/26 ‡	AUD	1,500,000	1,042,138
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 5.240%, 1/21/25 ‡	AUD	1,300,000	900,202
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 5.271%, 11/25/25 ‡	AUD	2,500,000	1,738,798
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 5.294%, 5/30/25 ‡	AUD	4,200,000	2,915,169
		FACE AMOUNT	VALUE†
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.551%, 11/25/27 ‡	AUD	500,000	$350,905
National Australia Bank Ltd., (SOFR + 0.760%), 5.849%, 5/13/25 ±‡	USD	3,110,000	3,119,171
New South Wales Treasury Corp., 1.500%, 2/20/32	AUD	4,000,000	2,259,554
South Australian Government Financing Authority, 1.750%, 5/24/32	AUD	3,300,000	1,884,117
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,404,554
Westpac Banking Corp., (3-mo. Swap + 0.690%), 5.108%, 3/17/25 ‡	AUD	3,000,000	2,077,970
Westpac Banking Corp., (3-mo. Swap + 0.750%), 5.117%, 2/16/26 ‡	AUD	1,000,000	694,351
Westpac Banking Corp., (3-mo. Swap + 0.800%), 5.173%, 8/11/25 ‡	AUD	6,000,000	4,164,362
Westpac Banking Corp., (3-mo. Swap + 0.700%), 5.191%, 1/25/27 ‡	AUD	1,000,000	693,058
Westpac Banking Corp., (3-mo. Swap + 0.950%), 5.323%, 11/11/25 ‡	AUD	1,400,000	973,911
Westpac Banking Corp., (3-mo. Swap + 0.980%), 5.347%, 2/16/28 ‡	AUD	500,000	348,465
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.603%, 11/11/27 ‡	AUD	1,500,000	1,053,514
			56,592,909
Belgium — 1.4%
Ministeries Van de Vlaamse Gemeenschap, 3.125%, 6/22/34	EUR	7,300,000	8,267,931
Canada — 9.7%
Canada Government Bonds, 1.500%, 4/01/25	CAD	24,000,000	17,556,973
Canadian Imperial Bank of Commerce, 3.300%, 5/26/25	CAD	22,000,000	16,228,971
CDP Financial, Inc., (SOFR + 0.400%), 5.475%, 5/19/25 ±‡	USD	5,400,000	5,406,183
CPPIB Capital, Inc., (SOFR + 1.250%), 6.202%, 3/11/26 ±‡	USD	250,000	253,306
Province of Ontario, 3.650%, 6/02/33	CAD	14,000,000	10,465,565
Province of Quebec, 3.600%, 9/01/33	CAD	5,000,000	3,716,093
Royal Bank of Canada, 4.930%, 7/16/25	CAD	5,000,000	3,733,953
			57,361,044
Denmark — 1.0%
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	5,000,000	5,721,215
Finland — 1.9%
Nordea Bank Abp, 2.750%, 6/12/25	NOK	68,000,000	6,355,107

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Finland (Continued)
Nordea Bank Abp, (SOFR + 0.740%), 5.620%, 3/19/27 ±‡	USD	5,000,000	$5,014,291
			11,369,398
France — 8.1%
Agence Francaise de Developpement EPIC, 3.000%, 1/17/34	EUR	5,000,000	5,541,304
Agence France Locale, 3.125%, 3/20/34	EUR	14,500,000	16,199,701
Bpifrance SACA, 3.375%, 5/25/34	EUR	13,000,000	14,854,328
Caisse des Depots et Consignations, (SOFR + 0.340%), 5.504%, 5/03/26 ‡	USD	4,800,000	4,794,930
Regie Autonome des Transports Parisiens EPIC, 3.250%, 4/11/33	EUR	1,000,000	1,126,450
Societe Des Grands Projets EPIC, 1.125%, 5/25/34	EUR	2,000,000	1,864,228
Societe Nationale SNCF SACA, 3.375%, 5/25/33	EUR	3,000,000	3,423,399
			47,804,340
Germany — 0.3%
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,549,987
Netherlands — 1.1%
BNG Bank NV, 3.250%, 7/15/25	AUD	900,000	616,839
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 5.245%, 5/22/26 ‡	AUD	700,000	486,350
Cooperatieve Rabobank UA, (SOFR + 0.710%), 5.668%, 3/05/27 ‡	USD	500,000	501,678
Cooperatieve Rabobank UA, (SOFR + 0.700%), 5.925%, 7/18/25 ‡	USD	3,952,000	3,964,420
Cooperatieve Rabobank UA, (SOFR + 0.900%), 6.196%, 10/05/26 ‡	USD	1,110,000	1,116,725
			6,686,012
Norway — 2.6%
Kommunalbanken AS, (SOFR + 1.000%), 5.918%, 6/17/26 ‡	USD	15,300,000	15,492,366
Singapore — 0.7%
DBS Bank Ltd., (3-mo. Swap + 0.850%), 5.266%, 6/16/25 ‡	AUD	2,300,000	1,595,512
United Overseas Bank Ltd., (3-mo. Swap + 0.590%), 5.070%, 10/27/25 ‡	AUD	3,500,000	2,424,662
			4,020,174
Supranational — 15.4%
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,543,930
Asian Development Bank, (SOFR + 1.000%), 5.924%, 6/16/26 ‡	USD	7,100,000	7,192,620
		FACE AMOUNT	VALUE†
Asian Development Bank, (SOFR + 1.000%), 6.032%, 8/27/26 ‡	USD	2,896,000	$2,935,225
Asian Development Bank, (SOFR + 1.000%), 6.314%, 4/06/27 ‡	USD	200,000	203,508
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	1,900,000	1,250,790
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 5.714%, 8/16/27 ‡	USD	5,000,000	5,039,653
European Bank for Reconstruction & Development, (SOFR + 0.330%), 5.400%, 2/20/28 ‡	USD	10,000,000	10,011,630
European Bank for Reconstruction & Development, (SOFR + 0.190%), 5.446%, 4/14/26 ‡	USD	3,126,000	3,124,559
European Investment Bank, 1.250%, 5/12/25	SEK	100,000,000	9,760,508
European Investment Bank, 4.550%, 6/02/33	AUD	2,170,000	1,512,187
European Investment Bank, (SOFR + 1.000%), 6.037%, 5/21/28 ‡	USD	3,800,000	3,887,585
Inter-American Development Bank, (SOFR + 0.170%), 5.094%, 9/16/26 ‡	USD	1,500,000	1,499,231
Inter-American Development Bank, (SOFR + 0.270%), 5.172%, 3/20/28 @‡	USD	2,000,000	1,996,727
Inter-American Development Bank, (SOFR + 0.370%), 5.545%, 8/01/29 ‡	USD	4,000,000	4,005,189
Inter-American Development Bank, (SOFR + 0.350%), 5.665%, 10/05/28 ‡	USD	3,020,000	3,022,132
Inter-American Development Bank, (SOFR + 0.350%), 5.679%, 10/04/27 @‡	USD	5,483,000	5,491,922
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,357,591
International Bank for Reconstruction & Development, (SOFR + 0.180%), 5.104%, 6/15/26 ‡	USD	1,500,000	1,498,732
International Bank for Reconstruction & Development, (SOFR + 0.270%), 5.194%, 6/15/27 ‡	USD	8,500,000	8,511,145
International Bank for Reconstruction & Development, (SOFR + 0.430%), 5.505%, 8/19/27 ‡	USD	3,650,000	3,669,800
International Bank for Reconstruction & Development, (SOFR + 0.370%), 5.646%, 1/12/27 ‡	USD	1,000,000	1,003,385

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	$323,790
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	560,897
Nordic Investment Bank, (SOFR + 0.290%), 5.159%, 10/04/27 ±‡	USD	8,325,000	8,333,316
Nordic Investment Bank, (SOFR + 1.000%), 6.116%, 5/12/26 ‡	USD	1,050,000	1,063,479
			90,799,531
Sweden — 1.5%
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	13,000,000	1,267,469
Kommuninvest I Sverige AB, 1.500%, 5/12/25	SEK	10,000,000	978,025
Svensk Exportkredit AB, (SOFR + 1.000%), 6.155%, 8/03/26 ‡	USD	1,835,000	1,858,564
Svenska Handelsbanken AB, 3.650%, 6/10/25 ±	USD	5,000,000	4,970,653
			9,074,711
United States — 44.9%
BlackRock, Inc., 4.750%, 5/25/33	USD	15,000,000	15,427,300
Federal Farm Credit Banks Funding Corp., (SOFR + 0.120%), 4.960%, 7/10/26 ‡	USD	2,000,000	2,000,482
Federal Farm Credit Banks Funding Corp., (SOFR + 0.130%), 4.970%, 8/12/26 ‡	USD	780,000	780,039
Mastercard, Inc., 4.850%, 3/09/33	USD	5,000,000	5,195,505
Mastercard, Inc., 4.875%, 5/09/34	USD	5,000,000	5,169,265
Meta Platforms, Inc., 4.950%, 5/15/33 @	USD	16,500,000	17,312,498
Morgan Stanley Bank NA, (SOFR + 1.165%), 6.335%, 10/30/26 ‡	USD	4,250,000	4,300,742
Nestle Capital Corp., 4.875%, 3/12/34 ±	USD	4,000,000	4,122,515
Nestle Holdings, Inc., 5.000%, 9/12/33 ±	USD	5,000,000	5,253,606
Procter & Gamble Co. (The), 4.550%, 1/29/34	USD	12,000,000	12,387,747
Roche Holdings, Inc., 5.593%, 11/13/33 ±	USD	15,000,000	16,259,307
Roche Holdings, Inc., (SOFR + 0.740%), 5.828%, 11/13/26 ±‡	USD	1,050,000	1,057,787
Texas Instruments, Inc., 4.850%, 2/08/34	USD	4,000,000	4,157,447
Texas Instruments, Inc., 4.900%, 3/14/33 @	USD	5,000,000	5,225,326
U.S. Treasury Floating Rate Notes, (3 mo. Treasury Money Market Yield + 0.169%), 4.721%, 4/30/25 ‡	USD	50,000,000	49,969,909
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	USD	28,049,190	28,000,108
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	USD	31,153,283	30,549,153
		FACE AMOUNT	VALUE†
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	USD	30,107,464	$29,675,129
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	USD	28,989,249	28,437,160
Wells Fargo Bank NA, (SOFR + 1.070%), 5.994%, 12/11/26 ‡	USD	385,000	388,927
			265,669,952
TOTAL BONDS AND NOTES
(Identified Cost $573,686,646)			580,409,570
	SHARES
SHORT-TERM INVESTMENTS — 2.8%
Investment Company — 2.5%
State Street Institutional U.S. Government Money Market Fund 4.690%	14,614,399	14,614,399
Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.020%	2,055,000	2,055,000
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $16,669,399)		16,669,399
Total Investments — 101.0%
(Identified Cost $590,356,045)		597,078,969
Liabilities in excess of Cash and Other Assets — (1.0%)		(6,074,045)
Net Assets — 100.0%		$591,004,924
†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2024.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2024 amounted to $67,226,652 or 11.37% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of September 30, 2024, the market value of the securities on loan was $19,642,639.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

NOK — Norwegian Krone

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of September 30, 2024
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/03/24	USD	36,268,125	AUD	53,894,483	State Street Bank and Trust Co.	$37,260,568	$—	$(992,443)
10/03/24	USD	24,037,488	EUR	21,639,385	State Street Bank and Trust Co.	24,088,805	—	(51,318)
10/07/24	USD	59,605,617	CAD	80,358,398	State Street Bank and Trust Co.	59,424,366	181,252	—
10/09/24	USD	6,044,240	SEK	63,423,875	State Street Bank and Trust Co.	6,247,139	—	(202,898)
10/11/24	USD	6,815,764	NOK	73,671,833	State Street Bank and Trust Co.	6,981,815	—	(166,050)
10/23/24	USD	18,749,501	AUD	27,530,852	State Street Bank and Trust Co.	19,039,769	—	(290,268)
10/28/24	USD	5,854,628	SEK	59,089,384	State Street Bank and Trust Co.	5,825,507	29,122	—
10/30/24	USD	12,416,738	EUR	11,107,805	State Street Bank and Trust Co.	12,379,027	37,710	—
10/30/24	USD	21,196,998	EUR	19,072,969	State Street Bank and Trust Co.	21,255,756	—	(58,759)
							$248,084	$(1,761,736)
Forward Foreign Currency Exchange Contracts purchased outstanding as of September 30, 2024
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/03/24	AUD	5,897,691	USD	4,086,403	State Street Bank and Trust Co.	$4,077,436	$—	$(8,967)
10/07/24	CAD	9,929,786	USD	7,326,597	State Street Bank and Trust Co.	7,342,994	16,397	—
							$16,397	$(8,967)
Total							$264,481	$(1,770,703)

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)
	SHARES	VALUE†
COMMON STOCKS — 95.8%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc. *	500	$199,800
Boeing Co. (The) *	8,201	1,246,880
BWX Technologies, Inc.	2,072	225,226
Curtiss-Wright Corp.	732	240,601
General Dynamics Corp.	3,788	1,144,734
HEICO Corp.	574	150,089
HEICO Corp., Class A	625	127,350
Hexcel Corp.	778	48,104
Howmet Aerospace, Inc.	1,946	195,086
Huntington Ingalls Industries, Inc.	611	161,536
L3Harris Technologies, Inc.	1,449	344,674
Lockheed Martin Corp.	5,557	3,248,400
Moog, Inc., Class A	182	36,768
Northrop Grumman Corp.	1,518	801,610
RTX Corp.	14,657	1,775,842
Textron, Inc.	2,582	228,714
TransDigm Group, Inc.	821	1,171,674
Woodward, Inc.	1,021	175,112
		11,522,200
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,534	279,678
Expeditors International of Washington, Inc.	3,168	416,275
FedEx Corp.	4,796	1,312,569
GXO Logistics, Inc. *	1,934	100,703
United Parcel Service, Inc., Class B	14,446	1,969,568
		4,078,793
Automobile Components — 0.1%
Aptiv PLC *	2,924	210,557
Autoliv, Inc.	1,465	136,787
BorgWarner, Inc.	3,685	133,729
Gentex Corp.	4,249	126,153
Lear Corp.	957	104,456
Modine Manufacturing Co. *	200	26,558
		738,240
Automobiles — 0.9%
Ford Motor Co.	30,242	319,356
General Motors Co.	9,249	414,725
Harley-Davidson, Inc.	1,069	41,189
Tesla, Inc. *	20,897	5,467,282
Thor Industries, Inc.	1,179	129,560
		6,372,112
Beverages — 1.7%
Brown-Forman Corp., Class A	1,202	57,792
Brown-Forman Corp., Class B	4,083	200,884
Celsius Holdings, Inc. *	1,188	37,256
Coca-Cola Co. (The)	73,733	5,298,453
Coca-Cola Consolidated, Inc.	132	173,765
Constellation Brands, Inc., Class A	1,757	452,761
Keurig Dr Pepper, Inc.	3,375	126,495
Molson Coors Beverage Co., Class B	1,400	80,528
Monster Beverage Corp. *	8,929	465,826
PepsiCo, Inc.	28,513	4,848,636
		11,742,396
Biotechnology — 2.5%
AbbVie, Inc.	37,978	7,499,896
Alkermes PLC *	1,490	41,705
Alnylam Pharmaceuticals, Inc. *	1,198	329,486
Amgen, Inc.	12,097	3,897,774
Biogen, Inc. *	1,615	313,052
BioMarin Pharmaceutical, Inc. *	1,169	82,169
Exact Sciences Corp. *@	1,421	96,799
	SHARES	VALUE†
Exelixis, Inc. *	3,578	$92,849
Gilead Sciences, Inc.	22,622	1,896,629
GRAIL, Inc. *@	262	3,605
Halozyme Therapeutics, Inc. *	3,014	172,521
Incyte Corp. *	894	59,093
Insmed, Inc. *	516	37,668
Moderna, Inc. *	1,128	75,384
Natera, Inc. *	327	41,513
Neurocrine Biosciences, Inc. *	608	70,054
Regeneron Pharmaceuticals, Inc. *	793	833,633
Sarepta Therapeutics, Inc. *	702	87,673
United Therapeutics Corp. *	835	299,222
Vertex Pharmaceuticals, Inc. *	2,966	1,379,427
		17,310,152
Broadline Retail — 3.8%
Amazon.com, Inc. *	137,309	25,584,786
Coupang, Inc. *	10,006	245,647
Dillard's, Inc., Class A @	100	38,369
eBay, Inc.	9,533	620,694
Etsy, Inc. *	1,250	69,413
Ollie's Bargain Outlet Holdings, Inc. *	691	67,165
		26,626,074
Building Products — 0.8%
A.O. Smith Corp.	1,848	166,006
AAON, Inc.	253	27,284
Advanced Drainage Systems, Inc.	200	31,432
Allegion PLC	2,478	361,144
Armstrong World Industries, Inc.	243	31,937
AZEK Co., Inc. (The) *	968	45,302
Builders FirstSource, Inc. *	2,521	488,721
Carlisle Cos., Inc.	674	303,132
Carrier Global Corp.	13,163	1,059,490
Fortune Brands Innovations, Inc.	2,330	208,605
Johnson Controls International PLC	580	45,014
Lennox International, Inc.	726	438,715
Masco Corp.	4,275	358,843
Owens Corning	1,879	331,681
Simpson Manufacturing Co., Inc.	116	22,187
Trane Technologies PLC	3,350	1,302,245
Trex Co., Inc. *	2,464	164,053
UFP Industries, Inc.	812	106,543
Zurn Elkay Water Solutions Corp. @	642	23,073
		5,515,407
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	600	106,680
Ameriprise Financial, Inc.	1,976	928,345
Ares Management Corp., Class A	1,606	250,279
Bank of New York Mellon Corp. (The)	4,707	338,245
BGC Group, Inc., Class A	4,215	38,694
BlackRock, Inc.	1,265	1,201,130
Blackstone, Inc.	6,683	1,023,368
Carlyle Group, Inc. (The)	1,219	52,490
Cboe Global Markets, Inc.	1,317	269,814
Charles Schwab Corp. (The)	14,444	936,116
CME Group, Inc.	2,477	546,550
Coinbase Global, Inc., Class A *	739	131,668
Evercore, Inc., Class A	400	101,336
FactSet Research Systems, Inc.	677	311,318
Franklin Resources, Inc.	2,732	55,050
Goldman Sachs Group, Inc. (The)	2,257	1,117,463
Hamilton Lane, Inc., Class A	723	121,746
Houlihan Lokey, Inc.	916	144,746
Interactive Brokers Group, Inc., Class A	962	134,064
Intercontinental Exchange, Inc.	5,224	839,183

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Invesco Ltd.	2,611	$45,849
Janus Henderson Group PLC	1,850	70,429
Jefferies Financial Group, Inc.	1,620	99,711
KKR & Co., Inc.	5,286	690,246
Lazard, Inc.	1,051	52,949
LPL Financial Holdings, Inc.	1,817	422,689
MarketAxess Holdings, Inc.	627	160,637
Moody's Corp.	3,025	1,435,635
Morgan Stanley	13,418	1,398,692
Morningstar, Inc.	304	97,012
MSCI, Inc.	1,170	682,028
Nasdaq, Inc.	3,887	283,790
Northern Trust Corp.	1,618	145,669
Piper Sandler Cos.	155	43,991
Raymond James Financial, Inc.	2,167	265,371
Robinhood Markets, Inc., Class A *	1,886	44,170
S&P Global, Inc.	3,317	1,713,629
SEI Investments Co.	2,147	148,551
State Street Corp.	1,628	144,029
Stifel Financial Corp.	1,678	157,564
T Rowe Price Group, Inc.	3,705	403,586
Tradeweb Markets, Inc., Class A	683	84,467
		17,238,979
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,414	1,016,484
Albemarle Corp. @	956	90,543
Axalta Coating Systems Ltd. *	1,604	58,049
Balchem Corp.	630	110,880
Cabot Corp.	991	110,764
Celanese Corp.	1,241	168,726
CF Industries Holdings, Inc.	2,192	188,074
Corteva, Inc.	5,428	319,112
Dow, Inc.	6,061	331,113
DuPont de Nemours, Inc.	2,632	234,538
Eastman Chemical Co.	1,476	165,238
Ecolab, Inc.	3,437	877,569
Element Solutions, Inc.	3,767	102,312
FMC Corp.	1,483	97,789
HB Fuller Co.	339	26,910
International Flavors & Fragrances, Inc.	2,270	238,191
Linde PLC	4,857	2,316,109
LyondellBasell Industries NV, Class A	4,468	428,481
Mosaic Co. (The)	4,221	113,038
NewMarket Corp.	82	45,255
Olin Corp.	1,800	86,364
PPG Industries, Inc.	3,241	429,303
RPM International, Inc.	2,334	282,414
Sherwin Williams Co. (The)	5,258	2,006,821
Westlake Corp.	439	65,977
		9,910,054
Commercial Banks — 2.3%
Bank of America Corp.	66,036	2,620,308
Bank OZK	1,661	71,406
BOK Financial Corp.	300	31,386
Cadence Bank	3,669	116,858
Citigroup, Inc.	6,473	405,210
Citizens Financial Group, Inc.	454	18,646
Comerica, Inc.	957	57,334
	SHARES	VALUE†
Commerce Bancshares, Inc.	2,503	$148,678
Cullen/Frost Bankers, Inc.	699	78,190
East West Bancorp, Inc.	2,039	168,707
Fifth Third Bancorp	7,840	335,866
First Citizens Bancshares, Inc., Class A	112	206,186
First Financial Bankshares, Inc.	1,684	62,325
First Horizon Corp.	3,862	59,977
FNB Corp.	5,930	83,672
Glacier Bancorp, Inc.	474	21,662
Home BancShares, Inc.	1,840	49,846
Huntington Bancshares, Inc.	7,352	108,074
JPMorgan Chase & Co.	33,900	7,148,154
KeyCorp	7,104	118,992
M&T Bank Corp.	522	92,979
Old National Bancorp	2,043	38,122
Pinnacle Financial Partners, Inc.	1,009	98,852
PNC Financial Services Group, Inc. (The)	2,775	512,959
Popular, Inc.	1,642	164,643
Prosperity Bancshares, Inc.	1,026	73,944
Regions Financial Corp.	6,818	159,064
SouthState Corp.	400	38,872
Synovus Financial Corp.	1,811	80,535
Truist Financial Corp.	4,824	206,322
U.S. Bancorp	16,958	775,489
United Bankshares, Inc.	600	22,260
Wells Fargo & Co.	31,501	1,779,492
Western Alliance Bancorp	1,740	150,493
Wintrust Financial Corp.	600	65,118
Zions Bancorp NA	2,092	98,784
		16,269,405
Commercial Services & Supplies — 0.8%
Brink's Co. (The)	381	44,059
Casella Waste Systems, Inc., Class A *	549	54,620
Cintas Corp.	6,924	1,425,513
Clean Harbors, Inc. *	770	186,117
Copart, Inc. *	9,766	511,738
MSA Safety, Inc.	600	106,404
Republic Services, Inc.	3,343	671,408
Rollins, Inc.	4,629	234,135
Tetra Tech, Inc.	3,200	150,912
Veralto Corp.	2,108	235,801
Waste Management, Inc.	9,583	1,989,431
		5,610,138
Communications Equipment — 0.9%
Arista Networks, Inc. *	2,688	1,031,708
Ciena Corp. *	2,569	158,225
Cisco Systems, Inc.	63,490	3,378,938
F5, Inc. *	769	169,334
Motorola Solutions, Inc.	2,888	1,298,531
		6,036,736
Computers & Peripherals — 5.7%
Apple, Inc.	161,031	37,520,223
Dell Technologies, Inc., Class C	3,734	442,628
Hewlett Packard Enterprise Co.	9,599	196,396
HP, Inc.	17,328	621,555
NetApp, Inc.	4,285	529,240
Pure Storage, Inc., Class A *	2,027	101,837
Seagate Technology Holdings PLC	4,475	490,147
Super Micro Computer, Inc. *@	218	90,775

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Western Digital Corp. *	3,176	$216,889
		40,209,690
Construction & Engineering — 0.2%
AECOM	1,355	139,931
API Group Corp. *	1,855	61,252
Comfort Systems USA, Inc.	533	208,056
Dycom Industries, Inc. *	200	39,420
EMCOR Group, Inc.	678	291,899
Fluor Corp. *	831	39,647
MasTec, Inc. *	1,136	139,842
MDU Resources Group, Inc.	3,960	108,544
Quanta Services, Inc.	1,606	478,829
Valmont Industries, Inc.	200	57,990
WillScot Holdings Corp. *	1,927	72,455
		1,637,865
Construction Materials — 0.1%
Eagle Materials, Inc.	626	180,069
Martin Marietta Materials, Inc.	664	357,398
Summit Materials, Inc., Class A *	1,335	52,105
Vulcan Materials Co.	1,521	380,904
		970,476
Consumer Finance — 0.7%
Ally Financial, Inc.	3,311	117,838
American Express Co.	11,106	3,011,947
Capital One Financial Corp.	4,241	635,005
Credit Acceptance Corp. *	133	58,975
Discover Financial Services	4,189	587,675
FirstCash Holdings, Inc.	831	95,399
OneMain Holdings, Inc.	677	31,866
Synchrony Financial	2,776	138,467
		4,677,172
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	714	13,195
BJ's Wholesale Club Holdings, Inc. *	2,341	193,086
Casey's General Stores, Inc.	508	190,861
Costco Wholesale Corp.	6,712	5,950,322
Dollar General Corp.	4,801	406,021
Dollar Tree, Inc. *	1,472	103,511
Kroger Co. (The)	17,571	1,006,818
Performance Food Group Co. *	1,336	104,702
Sprouts Farmers Market, Inc. *	1,478	163,186
Sysco Corp.	9,579	747,737
Target Corp.	11,134	1,735,345
U.S. Foods Holding Corp. *	1,600	98,400
Walgreens Boots Alliance, Inc.	3,596	32,220
Walmart, Inc.	68,631	5,541,953
		16,287,357
Containers & Packaging — 0.4%
Amcor PLC	13,861	157,045
AptarGroup, Inc.	1,283	205,524
Avery Dennison Corp.	2,232	492,736
Ball Corp.	3,549	241,013
Berry Global Group, Inc.	2,537	172,465
Crown Holdings, Inc.	2,767	265,300
Graphic Packaging Holding Co.	6,877	203,490
International Paper Co. @	4,336	211,814
Packaging Corp. of America	1,552	334,301
Sealed Air Corp.	3,059	111,042
Silgan Holdings, Inc.	2,057	107,992
Smurfit WestRock PLC	1	49
	SHARES	VALUE†
Sonoco Products Co.	1,933	$105,600
		2,608,371
Distributors — 0.1%
Genuine Parts Co.	2,179	304,363
LKQ Corp.	4,303	171,776
Pool Corp.	697	262,629
		738,768
Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	28,833
Bright Horizons Family Solutions, Inc. *	639	89,543
Duolingo, Inc. *	94	26,510
H&R Block, Inc.	2,885	183,342
Service Corp. International	2,687	212,085
		540,313
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	58,260	1,281,720
Liberty Global Ltd., Class A *	1,013	21,385
Liberty Global Ltd., Class C *	1,034	22,345
Lumen Technologies, Inc. *	7,414	52,639
Verizon Communications, Inc.	69,962	3,141,993
		4,520,082
Electric Utilities — 1.9%
Alliant Energy Corp.	4,621	280,449
American Electric Power Co., Inc.	8,417	863,584
Constellation Energy Corp.	5,321	1,383,566
Duke Energy Corp.	13,107	1,511,237
Edison International	6,635	577,842
Entergy Corp.	2,869	377,589
Evergy, Inc.	3,652	226,461
Eversource Energy	5,876	399,862
Exelon Corp.	15,965	647,381
FirstEnergy Corp.	8,176	362,606
IDACORP, Inc.	647	66,699
NextEra Energy, Inc.	36,253	3,064,466
NRG Energy, Inc.	5,256	478,822
OGE Energy Corp.	3,314	135,940
PG&E Corp.	2,100	41,517
Pinnacle West Capital Corp.	1,978	175,231
Portland General Electric Co.	827	39,613
PPL Corp.	9,200	304,336
Southern Co. (The)	17,830	1,607,909
Xcel Energy, Inc.	9,222	602,197
		13,147,307
Electrical Equipment — 0.7%
Acuity Brands, Inc.	601	165,509
AMETEK, Inc.	2,615	449,022
Eaton Corp. PLC	5,446	1,805,022
Emerson Electric Co.	6,293	688,266
GE Vernova, Inc. *	682	173,896
Generac Holdings, Inc. *	967	153,637
Hubbell, Inc.	1,043	446,769
NEXTracker, Inc., Class A *	947	35,494
nVent Electric PLC	2,290	160,896
Regal Rexnord Corp.	1,098	182,136
Rockwell Automation, Inc.	2,018	541,752
Sensata Technologies Holding PLC	2,621	93,989
Vertiv Holdings Co., Class A	1,257	125,059
		5,021,447
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	17,616	1,147,859
Arrow Electronics, Inc. *	830	110,249
Badger Meter, Inc.	331	72,294

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
CDW Corp.	2,939	$665,096
Cognex Corp.	1,711	69,295
Coherent Corp. *	812	72,195
Corning, Inc.	8,949	404,047
Fabrinet *	506	119,639
Flex Ltd. *	5,442	181,926
Insight Enterprises, Inc. *@	300	64,617
Jabil, Inc.	2,830	339,119
Keysight Technologies, Inc. *	2,328	369,989
Littelfuse, Inc.	380	100,795
Novanta, Inc. *	661	118,266
TD SYNNEX Corp.	836	100,387
TE Connectivity PLC	3,575	539,789
Teledyne Technologies, Inc. *	373	163,247
Trimble, Inc. *	1,892	117,474
Vontier Corp.	3,024	102,030
Zebra Technologies Corp., Class A *	573	212,193
		5,070,506
Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,464	125,224
Cactus, Inc., Class A	726	43,320
Halliburton Co.	7,751	225,167
NOV, Inc.	4,002	63,912
Schlumberger NV	12,666	531,339
TechnipFMC PLC	4,963	130,179
Weatherford International PLC	977	82,967
		1,202,108
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C *	58	2,308
Electronic Arts, Inc.	2,838	407,083
Liberty Media Corp.-Liberty Formula One, Class A *	2	143
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	133,412
Liberty Media Corp.-Liberty Live, Class A *	328	16,239
Liberty Media Corp.-Liberty Live, Class C *	367	18,838
Live Nation Entertainment, Inc. *	2,466	270,002
Madison Square Garden Sports Corp. *	279	58,105
Netflix, Inc. *	4,747	3,366,905
ROBLOX Corp., Class A *	2,017	89,272
Spotify Technology SA *	572	210,799
Take-Two Interactive Software, Inc. *	2,052	315,413
TKO Group Holdings, Inc. *	628	77,690
Walt Disney Co. (The)	16,521	1,589,155
Warner Bros Discovery, Inc. *	12,527	103,348
Warner Music Group Corp., Class A	1,467	45,917
		6,704,629
Financial Services — 3.9%
Apollo Global Management, Inc.	5,734	716,234
Berkshire Hathaway, Inc., Class B *	12,209	5,619,314
Block, Inc. *	2,826	189,709
Corebridge Financial, Inc.	814	23,736
Corpay, Inc. *	1,396	436,613
Equitable Holdings, Inc.	7,584	318,756
Essent Group Ltd.	700	45,003
Euronet Worldwide, Inc. *	39	3,870
Fidelity National Information Services, Inc.	5,567	466,236
	SHARES	VALUE†
Fiserv, Inc. *	5,324	$956,457
Global Payments, Inc.	2,262	231,674
Jack Henry & Associates, Inc.	1,300	229,502
Jackson Financial, Inc., Class A	477	43,517
MasterCard, Inc., Class A	17,989	8,882,968
MGIC Investment Corp.	4,400	112,640
PayPal Holdings, Inc. *	9,049	706,093
Rocket Cos., Inc., Class A *	1,367	26,233
Shift4 Payments, Inc., Class A *@	780	69,108
Toast, Inc., Class A *@	2,632	74,512
Visa, Inc., Class A	28,281	7,775,861
Voya Financial, Inc.	1,519	120,335
WEX, Inc. *	663	139,051
		27,187,422
Food Products — 0.6%
Bunge Global SA	1,401	135,393
Campbell Soup Co.	2,104	102,928
Conagra Brands, Inc.	3,575	116,259
Darling Ingredients, Inc. *	3,101	115,233
Flowers Foods, Inc.	3,652	84,252
Freshpet, Inc. *	191	26,123
General Mills, Inc.	8,511	628,537
Hershey Co. (The)	2,946	564,984
Hormel Foods Corp.	3,316	105,117
Ingredion, Inc.	1,387	190,615
J.M. Smucker Co. (The)	1,268	153,555
Kellanova	5,208	420,338
Kraft Heinz Co. (The)	3,268	114,739
Lamb Weston Holdings, Inc.	3,492	226,072
Lancaster Colony Corp.	261	46,085
McCormick & Co., Inc.	2,892	238,012
Mondelez International, Inc., Class A	11,759	866,285
Pilgrim's Pride Corp. *	940	43,287
Post Holdings, Inc. *	1,136	131,492
Tyson Foods, Inc., Class A	2,688	160,097
		4,469,403
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	327,355
National Fuel Gas Co.	1,600	96,976
New Jersey Resources Corp.	1,316	62,115
Southwest Gas Holdings, Inc.	1,343	99,060
UGI Corp.	2,799	70,031
		655,537
Ground Transportation — 1.0%
CSX Corp.	35,227	1,216,388
JB Hunt Transport Services, Inc.	1,293	222,823
Knight-Swift Transportation Holdings, Inc.	2,249	121,334
Landstar System, Inc.	564	106,523
Norfolk Southern Corp.	3,252	808,122
Old Dominion Freight Line, Inc.	2,821	560,363
Saia, Inc. *	200	87,452
U-Haul Holding Co. *@	152	11,777
U-Haul Holding Co.	1,368	98,496
Uber Technologies, Inc. *	9,836	739,274
Union Pacific Corp.	11,569	2,851,527
XPO, Inc. *	1,934	207,924
		7,032,003
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	18,506	2,109,869

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Align Technology, Inc. *	581	$147,760
Baxter International, Inc.	5,511	209,253
Becton Dickinson & Co.	2,001	482,441
Boston Scientific Corp. *	10,979	920,040
Cooper Cos., Inc. (The) *	1,568	173,013
Dentsply Sirona, Inc.	1,213	32,824
Dexcom, Inc. *	3,076	206,215
Edwards Lifesciences Corp. *	6,940	457,970
Envista Holdings Corp. *	1	20
GE HealthCare Technologies, Inc.	909	85,310
Globus Medical, Inc., Class A *	57	4,078
Hologic, Inc. *	2,522	205,442
Idexx Laboratories, Inc. *	1,505	760,356
Insulet Corp. *	740	172,235
Intuitive Surgical, Inc. *	1,973	969,276
Lantheus Holdings, Inc. *	438	48,070
Masimo Corp. *	608	81,065
Medtronic PLC	9,595	863,838
Merit Medical Systems, Inc. *	769	76,000
Penumbra, Inc. *	389	75,586
ResMed, Inc.	1,639	400,113
Solventum Corp. *	3,287	229,170
STERIS PLC	889	215,618
Stryker Corp.	3,837	1,386,155
Teleflex, Inc.	364	90,024
Zimmer Biomet Holdings, Inc.	1,186	128,029
		10,529,770
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *	1,169	74,126
Cardinal Health, Inc.	3,943	435,780
Cencora, Inc.	2,652	596,912
Centene Corp. *	4,920	370,378
Chemed Corp.	339	203,729
Cigna Group (The)	3,054	1,058,028
Contra Abiomed, Inc. CVR *¶§	350	—
CorVel Corp. *	100	32,689
CVS Health Corp.	10,222	642,759
DaVita, Inc. *	1,043	170,979
Elevance Health, Inc.	2,630	1,367,600
Encompass Health Corp.	2,141	206,906
Ensign Group, Inc. (The)	687	98,804
HCA Healthcare, Inc.	3,366	1,368,043
HealthEquity, Inc. *	331	27,092
Henry Schein, Inc. *	2,053	149,664
Humana, Inc.	1,313	415,880
Labcorp Holdings, Inc.	1,028	229,737
McKesson Corp.	1,986	981,918
Molina Healthcare, Inc. *	1,058	364,545
Option Care Health, Inc. *	1,563	48,922
Quest Diagnostics, Inc.	1,331	206,638
RadNet, Inc. *	658	45,659
Tenet Healthcare Corp. *	1,281	212,902
UnitedHealth Group, Inc.	13,284	7,766,889
Universal Health Services, Inc., Class B	1,155	264,507
		17,341,086
Health Care Technology — 0.0%
Doximity, Inc., Class A *	742	32,329
Veeva Systems, Inc., Class A *	1,334	279,966
		312,295
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	2,785	353,166
	SHARES	VALUE†
Aramark	2,445	$94,695
Booking Holdings, Inc.	490	2,063,939
Caesars Entertainment, Inc. *	2,407	100,468
Carnival Corp. *	2,589	47,845
Cava Group, Inc. *	287	35,545
Chipotle Mexican Grill, Inc. *	21,150	1,218,663
Choice Hotels International, Inc. @	777	101,243
Churchill Downs, Inc.	1,048	141,700
Darden Restaurants, Inc.	2,002	328,588
Domino's Pizza, Inc.	554	238,298
DoorDash, Inc., Class A *	392	55,950
DraftKings, Inc., Class A *	2,512	98,470
Expedia Group, Inc. *	2,025	299,741
Hilton Worldwide Holdings, Inc.	3,388	780,934
Hyatt Hotels Corp., Class A @	300	45,660
Las Vegas Sands Corp.	3,185	160,333
Light & Wonder, Inc. *	1,697	153,969
Marriott International, Inc., Class A	4,786	1,189,800
McDonald's Corp.	10,449	3,181,825
Norwegian Cruise Line Holdings Ltd. *@	2,479	50,844
Planet Fitness, Inc., Class A *	1,127	91,535
Royal Caribbean Cruises Ltd.	2,550	452,268
Starbucks Corp.	16,907	1,648,263
Texas Roadhouse, Inc.	971	171,479
Vail Resorts, Inc.	666	116,077
Wingstop, Inc.	324	134,810
Wyndham Hotels & Resorts, Inc.	1,765	137,917
Wynn Resorts Ltd.	738	70,759
Yum! Brands, Inc.	4,285	598,657
		14,163,441
Household Durables — 0.5%
Champion Homes, Inc. *	447	42,398
DR Horton, Inc.	3,206	611,609
Garmin Ltd.	1,700	299,251
Installed Building Products, Inc.	184	45,314
KB Home	467	40,017
Lennar Corp., Class A	2,657	498,134
Lennar Corp., Class B	72	12,452
Mohawk Industries, Inc. *	600	96,408
NVR, Inc. *	46	451,343
PulteGroup, Inc.	3,614	518,717
SharkNinja, Inc.	397	43,158
Taylor Morrison Home Corp. *	1,243	87,333
Tempur Sealy International, Inc.	3,440	187,824
Toll Brothers, Inc.	1,650	254,908
TopBuild Corp. *	500	203,405
Whirlpool Corp.	1,199	128,293
		3,520,564
Household Products — 1.3%
Church & Dwight Co., Inc.	1,955	204,728
Clorox Co. (The)	2,311	376,485
Colgate-Palmolive Co.	12,032	1,249,042
Kimberly-Clark Corp.	4,641	660,321
Procter & Gamble Co. (The)	39,456	6,833,779
Reynolds Consumer Products, Inc.	878	27,306
		9,351,661
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	220,660
Clearway Energy, Inc., Class C	2,400	73,632
Ormat Technologies, Inc.	300	23,082
Vistra Corp.	3,161	374,705
		692,079

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Industrial Conglomerates — 0.6%
3M Co.	5,998	$819,927
General Electric Co.	2,729	514,635
Honeywell International, Inc.	12,502	2,584,288
		3,918,850
Insurance — 2.2%
Aflac, Inc.	5,747	642,515
Allstate Corp. (The)	2,506	475,263
American Financial Group, Inc.	747	100,546
American International Group, Inc.	8,089	592,357
Aon PLC, Class A	4,134	1,430,323
Arch Capital Group Ltd. *	3,373	377,371
Arthur J Gallagher & Co.	2,175	611,980
Assurant, Inc.	793	157,696
Axis Capital Holdings Ltd.	1,300	103,493
Brown & Brown, Inc.	3,234	335,042
Chubb Ltd.	3,276	944,766
Cincinnati Financial Corp.	1,150	156,538
Enstar Group Ltd. *	300	96,477
Erie Indemnity Co., Class A	506	273,149
Everest Group Ltd.	191	74,840
F&G Annuities & Life, Inc.	306	13,684
Fidelity National Financial, Inc.	2,857	177,305
First American Financial Corp.	2,024	133,604
Globe Life, Inc.	1,141	120,843
Hartford Financial Services Group, Inc. (The)	4,796	564,058
Kinsale Capital Group, Inc.	257	119,651
Lincoln National Corp.	2,031	63,997
Loews Corp.	1,471	116,283
Markel Group, Inc. *	100	156,858
Marsh & McLennan Cos., Inc.	9,000	2,007,810
MetLife, Inc.	4,850	400,028
Old Republic International Corp.	2,863	101,407
Primerica, Inc.	731	193,825
Principal Financial Group, Inc.	2,619	224,972
Progressive Corp. (The)	6,652	1,688,011
Prudential Financial, Inc.	3,077	372,625
Reinsurance Group of America, Inc.	777	169,285
RenaissanceRe Holdings Ltd.	783	213,289
RLI Corp.	700	108,486
Selective Insurance Group, Inc.	829	77,346
Travelers Cos., Inc. (The)	5,041	1,180,199
Unum Group	1,700	101,048
W R Berkley Corp.	3,319	188,287
White Mountains Insurance Group Ltd.	23	39,013
Willis Towers Watson PLC	1,050	309,256
		15,213,526
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	85,738	14,219,647
Alphabet, Inc., Class C	72,823	12,175,277
Match Group, Inc. *	2,359	89,265
Meta Platforms, Inc., Class A	34,322	19,647,286
Pinterest, Inc., Class A *	810	26,220
Snap, Inc., Class A *	3,870	41,409
		46,199,104
IT Services — 1.6%
Accenture PLC, Class A	11,117	3,929,637
	SHARES	VALUE†
Akamai Technologies, Inc. *	2,286	$230,772
Amdocs Ltd.	2,260	197,705
Cloudflare, Inc., Class A *	1,142	92,376
Cognizant Technology Solutions Corp., Class A	5,404	417,081
EPAM Systems, Inc. *	639	127,180
Gartner, Inc. *	1,713	868,080
Globant SA *	394	78,067
GoDaddy, Inc., Class A *	2,137	335,039
International Business Machines Corp.	19,669	4,348,422
Kyndryl Holdings, Inc. *	900	20,682
MongoDB, Inc. *	284	76,779
Okta, Inc. *	1,243	92,405
Snowflake, Inc., Class A *	1,051	120,718
Twilio, Inc., Class A *	1,065	69,459
VeriSign, Inc. *	1,280	243,149
		11,247,551
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,532	128,412
Hasbro, Inc.	2,087	150,932
Mattel, Inc. *	4,639	88,373
		367,717
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	3,928	583,229
Avantor, Inc. *	2,630	68,038
Bio-Rad Laboratories, Inc., Class A *	223	74,611
Bio-Techne Corp.	1,892	151,228
Bruker Corp.	2,044	141,159
Charles River Laboratories International, Inc. *	640	126,061
Danaher Corp.	6,325	1,758,476
Fortrea Holdings, Inc. *@	1,510	30,200
ICON PLC *	70	20,112
Illumina, Inc. *	1,577	205,657
IQVIA Holdings, Inc. *	2,629	622,994
Medpace Holdings, Inc. *	500	166,900
Mettler-Toledo International, Inc. *	397	595,381
Repligen Corp. *	355	52,831
Revvity, Inc.	1,223	156,238
Thermo Fisher Scientific, Inc.	4,191	2,592,427
Waters Corp. *	1,204	433,307
West Pharmaceutical Services, Inc.	791	237,427
		8,016,276
Machinery — 2.3%
AGCO Corp.	1,297	126,924
Allison Transmission Holdings, Inc.	1,376	132,192
Caterpillar, Inc.	10,571	4,134,529
Crane Co.	801	126,782
Cummins, Inc.	1,503	486,656
Deere & Co.	5,503	2,296,567
Donaldson Co., Inc.	2,651	195,379
Dover Corp.	2,265	434,291
Esab Corp.	564	59,959
Federal Signal Corp.	808	75,516
Flowserve Corp.	1,775	91,750
Fortive Corp.	3,115	245,867
Franklin Electric Co., Inc.	300	31,446
Graco, Inc.	2,998	262,355
IDEX Corp.	1,004	215,358

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Illinois Tool Works, Inc.	6,946	$1,820,338
Ingersoll Rand, Inc.	3,972	389,892
ITT, Inc.	1,574	235,329
Lincoln Electric Holdings, Inc.	1,135	217,943
Middleby Corp. (The) *	1,043	145,113
Mueller Industries, Inc.	776	57,502
Nordson Corp.	589	154,689
Oshkosh Corp.	1,453	145,605
Otis Worldwide Corp.	5,642	586,429
PACCAR, Inc.	7,924	781,940
Parker-Hannifin Corp.	1,874	1,184,031
Pentair PLC	1,393	136,221
RBC Bearings, Inc. *	421	126,039
Snap-on, Inc.	871	252,337
SPX Technologies, Inc. *	182	29,022
Stanley Black & Decker, Inc.	1,936	213,212
Timken Co., (The)	1,513	127,531
Toro Co. (The)	1,626	141,023
Watts Water Technologies, Inc., Class A	400	82,876
Westinghouse Air Brake Technologies Corp.	1,144	207,945
Xylem, Inc.	2,692	363,501
		16,314,089
Marine Transportation — 0.0%
Kirby Corp. *	322	39,422
Media — 0.7%
Charter Communications, Inc., Class A *	2,282	739,551
Comcast Corp., Class A	59,894	2,501,772
Fox Corp. Class A	3,686	156,028
Fox Corp. Class B	661	25,647
GCI Liberty, Inc. *§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	191,709
Liberty Broadband Corp., Class A *	39	2,996
Liberty Broadband Corp., Class C *	1,043	80,613
New York Times Co. (The), Class A	1,641	91,354
News Corp., Class A	3,913	104,203
News Corp., Class B	1,525	42,624
Nexstar Media Group, Inc.	746	123,351
Omnicom Group, Inc.	4,831	499,477
Paramount Global, Class A	616	13,466
Paramount Global, Class B	1,143	12,139
Sirius XM Holdings, Inc.	1,275	30,154
Trade Desk, Inc. (The), Class A *	4,830	529,610
		5,144,694
Metals & Mining — 0.4%
Alcoa Corp.	2,296	88,580
ATI, Inc. *	1,233	82,500
Carpenter Technology Corp.	592	94,471
Cleveland-Cliffs, Inc. *	6,698	85,533
Commercial Metals Co.	1,475	81,066
Freeport-McMoRan, Inc.	16,128	805,110
Newmont Corp.	4,649	248,489
Nucor Corp.	3,651	548,891
Reliance, Inc.	664	192,035
Royal Gold, Inc.	1,115	156,435
Southern Copper Corp.	1,797	207,859
Steel Dynamics, Inc.	2,184	275,359
		2,866,328
Multi-Utilities — 0.7%
Ameren Corp.	3,328	291,067
CenterPoint Energy, Inc.	6,700	197,114
	SHARES	VALUE†
CMS Energy Corp.	5,199	$367,206
Consolidated Edison, Inc.	5,063	527,210
Dominion Energy, Inc.	13,388	773,693
DTE Energy Co.	3,247	416,947
NiSource, Inc.	5,791	200,658
Public Service Enterprise Group, Inc.	8,415	750,702
Sempra	9,472	792,143
WEC Energy Group, Inc.	4,990	479,938
		4,796,678
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	3,600	54,180
Antero Resources Corp. *	3,300	94,545
APA Corp.	5,617	137,392
Cheniere Energy, Inc.	4,227	760,183
Chesapeake Energy Corp. @	918	75,505
Chevron Corp.	14,873	2,190,347
ConocoPhillips	15,989	1,683,322
Coterra Energy, Inc.	8,623	206,521
Devon Energy Corp.	7,424	290,427
Diamondback Energy, Inc.	2,409	415,311
DT Midstream, Inc.	1,623	127,665
EnLink Midstream LLC *	3,400	49,334
EOG Resources, Inc.	6,790	834,695
EQT Corp.	3,800	139,232
Exxon Mobil Corp.	51,874	6,080,670
Hess Corp.	4,540	616,532
HF Sinclair Corp.	2,161	96,316
Kinder Morgan, Inc.	8,265	182,574
Magnolia Oil & Gas Corp., Class A	1,900	46,398
Marathon Oil Corp.	8,798	234,291
Marathon Petroleum Corp.	4,943	805,264
Matador Resources Co.	1,362	67,310
Murphy Oil Corp.	1,330	44,874
Occidental Petroleum Corp.	15,526	800,210
ONEOK, Inc.	6,698	610,389
Ovintiv, Inc.	3,035	116,271
Phillips 66	3,291	432,602
Range Resources Corp.	3,129	96,248
Southwestern Energy Co. *	12,673	90,105
Targa Resources Corp.	1,997	295,576
Texas Pacific Land Corp.	174	153,945
Valero Energy Corp.	3,136	423,454
Vitesse Energy, Inc. @	190	4,564
Williams Cos., Inc. (The)	13,491	615,864
		18,872,116
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	109,609
Passenger Airlines — 0.1%
American Airlines Group, Inc. *@	7,509	84,401
Delta Air Lines, Inc.	4,487	227,895
Southwest Airlines Co. @	5,800	171,854
United Airlines Holdings, Inc. *	2,884	164,561
		648,711
Personal Products — 0.2%
BellRing Brands, Inc. *	2,728	165,644
Coty, Inc., Class A *	2,516	23,625
e.l.f. Beauty, Inc. *	574	62,583
Estee Lauder Cos., Inc. (The), Class A	3,525	351,407
Kenvue, Inc.	29,296	677,617
		1,280,876
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	32,947	1,704,678
Elanco Animal Health, Inc. *	4,517	66,355

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Eli Lilly & Co.	17,651	$15,637,727
Jazz Pharmaceuticals PLC *	1,092	121,659
Johnson & Johnson	37,181	6,025,553
Merck & Co., Inc.	33,114	3,760,426
Pfizer, Inc.	42,944	1,242,799
Royalty Pharma PLC, Class A	2,744	77,628
Viatris, Inc.	10,369	120,384
Zoetis, Inc.	11,289	2,205,645
		30,962,854
Professional Services — 1.2%
Amentum Holdings, Inc. *	195	6,289
Automatic Data Processing, Inc.	9,817	2,716,658
Booz Allen Hamilton Holding Corp.	3,549	577,635
Broadridge Financial Solutions, Inc.	2,485	534,350
CACI International, Inc., Class A *	457	230,584
Concentrix Corp. @	144	7,380
Dayforce, Inc. *@	995	60,944
Equifax, Inc.	1,421	417,575
ExlService Holdings, Inc. *	1,320	50,358
Exponent, Inc.	799	92,109
FTI Consulting, Inc. *	662	150,645
Genpact Ltd.	2,839	111,317
Jacobs Solutions, Inc.	195	25,526
KBR, Inc.	2,555	166,407
Leidos Holdings, Inc.	1,015	165,445
Maximus, Inc.	1,176	109,556
Parsons Corp. *	540	55,987
Paychex, Inc.	5,938	796,820
Paycom Software, Inc.	888	147,914
Paylocity Holding Corp. *	668	110,200
Robert Half, Inc.	1,967	132,596
Science Applications International Corp.	1,070	149,019
SS&C Technologies Holdings, Inc.	3,246	240,886
TransUnion	2,099	219,765
TriNet Group, Inc.	421	40,824
Verisk Analytics, Inc.	3,116	834,963
		8,151,752
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	3,515	437,547
CoStar Group, Inc. *	2,890	218,022
Jones Lang LaSalle, Inc. *	779	210,182
Zillow Group, Inc., Class A *	436	27,001
Zillow Group, Inc., Class C *	1,159	74,002
		966,754
Semiconductors & Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc. *	14,495	2,378,340
Amkor Technology, Inc.	2,141	65,515
Analog Devices, Inc.	4,750	1,093,308
Applied Materials, Inc.	15,368	3,105,104
Broadcom, Inc.	52,390	9,037,275
Cirrus Logic, Inc. *	899	111,665
Enphase Energy, Inc. *	1,883	212,817
Entegris, Inc.	1,797	202,216
First Solar, Inc. *	1,023	255,177
Intel Corp.	40,658	953,837
KLA Corp.	2,927	2,266,698
Lam Research Corp.	2,365	1,930,029
	SHARES	VALUE†
Lattice Semiconductor Corp. *	1,742	$92,448
MACOM Technology Solutions Holdings, Inc. *	654	72,764
Marvell Technology, Inc.	6,428	463,587
Microchip Technology, Inc.	8,612	691,457
Micron Technology, Inc.	8,188	849,177
MKS Instruments, Inc.	757	82,293
Monolithic Power Systems, Inc.	581	537,135
NVIDIA Corp.	341,350	41,453,544
NXP Semiconductors NV	2,249	539,783
ON Semiconductor Corp. *	6,691	485,834
Onto Innovation, Inc. *	307	63,721
Qorvo, Inc. *	1,637	169,102
QUALCOMM, Inc.	19,977	3,397,089
Skyworks Solutions, Inc.	1,882	185,885
Teradyne, Inc.	2,521	337,638
Texas Instruments, Inc.	16,455	3,399,109
Universal Display Corp.	786	164,981
		74,597,528
Software — 7.8%
Adobe, Inc. *	8,057	4,171,753
AppLovin Corp., Class A *	1,162	151,699
Aspen Technology, Inc. *	364	86,931
Atlassian Corp., Class A *	1,245	197,718
Autodesk, Inc. *	2,329	641,593
Bentley Systems, Inc., Class B	2,343	119,048
Bill Holdings, Inc. *	791	41,733
Box, Inc., Class A *	1,222	39,996
Cadence Design Systems, Inc. *	3,004	814,174
CCC Intelligent Solutions Holdings, Inc. *	3,847	42,509
Crowdstrike Holdings, Inc., Class A *	825	231,388
Datadog, Inc., Class A *	1,407	161,889
DocuSign, Inc. *	1,359	84,380
Dolby Laboratories, Inc., Class A	938	71,785
Dropbox, Inc., Class A *	4,131	105,051
Dynatrace, Inc. *	1,205	64,431
Elastic NV *	571	43,830
Fair Isaac Corp. *	359	697,724
Fortinet, Inc. *	10,538	817,222
Gen Digital, Inc.	5,861	160,767
Guidewire Software, Inc. *	488	89,275
HubSpot, Inc. *	406	215,830
Intuit, Inc.	3,067	1,904,607
Manhattan Associates, Inc. *	1,361	382,958
Microsoft Corp.	74,309	31,975,163
Nutanix, Inc., Class A *	1,172	69,441
Oracle Corp.	26,244	4,471,978
Palantir Technologies, Inc., Class A *	13,943	518,680
Palo Alto Networks, Inc. *	3,011	1,029,160
Pegasystems, Inc.	575	42,027
Procore Technologies, Inc. *	362	22,343
PTC, Inc. *	1,031	186,260
Qualys, Inc. *	503	64,615
Roper Technologies, Inc.	797	443,483
Salesforce, Inc.	6,962	1,905,569
Samsara, Inc., Class A *	1,046	50,334
SentinelOne, Inc., Class A *	2,184	52,241
ServiceNow, Inc. *	1,610	1,439,968
SPS Commerce, Inc. *	393	76,309
Synopsys, Inc. *	1,678	849,722

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Tyler Technologies, Inc. *	424	$247,497
Workday, Inc., Class A *	981	239,766
Zoom Video Communications, Inc., Class A *	832	58,024
Zscaler, Inc. *	705	120,513
		55,201,384
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A *	303	42,390
AutoNation, Inc. *	654	117,014
AutoZone, Inc. *	250	787,510
Bath & Body Works, Inc.	2,883	92,025
Best Buy Co., Inc.	4,769	492,638
Burlington Stores, Inc. *	571	150,447
CarMax, Inc. *	1,900	147,022
Carvana Co. *	1,078	187,691
Dick's Sporting Goods, Inc.	1,581	329,955
Floor & Decor Holdings, Inc., Class A *	701	87,043
GameStop Corp., Class A *	1,402	32,148
Gap, Inc. (The)	1,878	41,410
Home Depot, Inc. (The)	18,549	7,516,055
Lithia Motors, Inc.	199	63,210
Lowe's Cos., Inc.	8,263	2,238,033
Murphy USA, Inc.	427	210,455
O'Reilly Automotive, Inc. *	843	970,799
Penske Automotive Group, Inc.	470	76,337
Ross Stores, Inc.	6,099	917,960
TJX Cos., Inc. (The)	22,090	2,596,459
Tractor Supply Co.	2,006	583,606
Ulta Beauty, Inc. *	984	382,894
Valvoline, Inc. *	3,289	137,645
Williams-Sonoma, Inc.	2,400	371,808
		18,572,554
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co. @	858	71,377
Crocs, Inc. *	998	144,520
Deckers Outdoor Corp. *	2,838	452,519
Levi Strauss & Co., Class A	1,533	33,419
Lululemon Athletica, Inc. *	2,254	611,623
NIKE, Inc., Class B	19,778	1,748,375
PVH Corp.	760	76,631
Ralph Lauren Corp.	970	188,054
Skechers U.S.A., Inc., Class A *	1,800	120,456
Tapestry, Inc.	5,352	251,437
VF Corp. @	5,509	109,905
		3,808,316
Tobacco — 0.6%
Altria Group, Inc.	27,551	1,406,203
Philip Morris International, Inc.	21,397	2,597,596
		4,003,799
Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	58,696
Applied Industrial Technologies, Inc.	374	83,451
Beacon Roofing Supply, Inc. *	1,400	121,002
Core & Main, Inc., Class A *	1,729	76,768
Fastenal Co.	10,426	744,625
Ferguson Enterprises, Inc.	332	65,925
GATX Corp.	410	54,304
SiteOne Landscape Supply, Inc. *	454	68,513
United Rentals, Inc.	1,221	988,680
Watsco, Inc.	474	233,151
WESCO International, Inc.	596	100,116
	SHARES	VALUE†
WW Grainger, Inc.	811	$842,475
		3,437,706
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	508,184
Essential Utilities, Inc.	3,662	141,243
		649,427
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	8,733	1,802,142
TOTAL COMMON STOCKS (Identified Cost $111,304,210)		674,751,801
MUTUAL FUNDS — 4.1%
Others — 4.1%
DFA U.S. Micro Cap Portfolio	1,004,246	28,992,571
TOTAL MUTUAL FUNDS (Identified Cost $11,915,187)		28,992,571
SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.690%	943,241	943,241
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.020%	4,703	4,703
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $947,944)		947,944
Total Investments — 100.0% (Identified Cost $124,167,341)		704,692,316
Liabilities in excess of Cash and Other Assets — 0.0%		(175,451)
Net Assets — 100.0%		$704,516,865
†	See Note 1
*	Non-income producing security.
@	A portion or all of the security was held on loan. As of September 30, 2024, the fair value of the securities on loan was $1,590,906.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)
	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 2.1%
General Dynamics Corp.	7,826	$2,365,017
L3Harris Technologies, Inc.	6,055	1,440,303
Northrop Grumman Corp.	2,915	1,539,324
RTX Corp.	36,091	4,372,785
Textron, Inc.	26,765	2,370,844
		12,088,273
Air Freight & Logistics — 0.8%
FedEx Corp.	16,968	4,643,802
Automobile Components — 0.4%
Aptiv PLC *	10,701	770,579
BorgWarner, Inc.	24,241	879,706
Gentex Corp.	863	25,622
Lear Corp.	4,071	444,350
		2,120,257
Automobiles — 1.1%
Ford Motor Co.	161,291	1,703,233
General Motors Co.	98,964	4,437,546
		6,140,779
Beverages — 0.4%
Constellation Brands, Inc., Class A	6,742	1,737,346
Keurig Dr. Pepper, Inc.	15,891	595,595
		2,332,941
Biotechnology — 1.7%
Biogen, Inc. *	9,123	1,768,402
Gilead Sciences, Inc.	45,490	3,813,882
Moderna, Inc. *	8,724	583,025
Regeneron Pharmaceuticals, Inc. *	3,232	3,397,608
United Therapeutics Corp. *	683	244,753
		9,807,670
Broadline Retail — 0.2%
eBay, Inc.	20,328	1,323,556
Building Products — 1.2%
Builders FirstSource, Inc. *	5,259	1,019,510
Carrier Global Corp.	571	45,960
Fortune Brands Innovations, Inc.	11,027	987,247
Johnson Controls International PLC	34,370	2,667,456
Owens Corning	12,209	2,155,132
		6,875,305
Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	52,444	3,768,626
Franklin Resources, Inc.	5,210	104,981
Goldman Sachs Group, Inc. (The)	16,738	8,287,151
Jefferies Financial Group, Inc.	5,655	348,065
Morgan Stanley	58,923	6,142,134
Northern Trust Corp.	938	84,448
Raymond James Financial, Inc.	4,361	534,048
State Street Corp.	10,112	894,609
T. Rowe Price Group, Inc.	1,285	139,975
		20,304,037
Chemicals — 3.7%
Air Products & Chemicals, Inc.	5,579	1,661,091
Celanese Corp.	4,202	571,304
CF Industries Holdings, Inc.	11,835	1,015,443
Corteva, Inc.	18,513	1,088,379
Dow, Inc.	51,700	2,824,371
DuPont de Nemours, Inc.	13,259	1,181,510
Eastman Chemical Co.	17,799	1,992,598
International Flavors & Fragrances, Inc.	8,219	862,420
Linde PLC	10,864	5,180,607
LyondellBasell Industries NV, Class A	21,390	2,051,301
	SHARES	VALUE†
Mosaic Co. (The)	5,998	$160,626
PPG Industries, Inc.	8,879	1,176,112
Westlake Corp.	7,968	1,197,511
		20,963,273
Commercial Banks — 11.5%
Bank of America Corp.	192,106	7,622,766
Citigroup, Inc.	77,487	4,850,686
Citizens Financial Group, Inc.	18,613	764,436
East West Bancorp, Inc.	2,390	197,749
Fifth Third Bancorp	70,601	3,024,547
First Citizens Bancshares, Inc., Class A	153	281,665
Huntington Bancshares, Inc.	72,900	1,071,630
JPMorgan Chase & Co.	139,302	29,373,220
KeyCorp	33,936	568,428
M&T Bank Corp.	3,759	669,553
PNC Financial Services Group, Inc. (The)	11,566	2,137,975
Regions Financial Corp.	119,937	2,798,130
Truist Financial Corp.	64,730	2,768,502
U.S. Bancorp	40,031	1,830,618
Wells Fargo & Co.	126,013	7,118,474
Zions Bancorp NA	7,456	352,072
		65,430,451
Communications Equipment — 1.2%
Cisco Systems, Inc.	127,316	6,775,758
Computers & Peripherals — 0.8%
Dell Technologies, Inc., Class C	861	102,063
Hewlett Packard Enterprise Co.	141,847	2,902,189
HP, Inc.	8,239	295,533
Western Digital Corp. *	15,020	1,025,716
		4,325,501
Construction & Engineering — 0.0%
Quanta Services, Inc.	431	128,503
Construction Materials — 0.8%
CRH PLC	4,035	374,206
Martin Marietta Materials, Inc.	4,136	2,226,202
Vulcan Materials Co.	8,594	2,152,195
		4,752,603
Consumer Finance — 1.5%
Ally Financial, Inc.	52,963	1,884,953
Capital One Financial Corp.	28,539	4,273,144
Discover Financial Services	7,930	1,112,500
Synchrony Financial	25,544	1,274,135
		8,544,732
Consumer Staples Distribution & Retail — 1.1%
Dollar Tree, Inc. *	12,596	885,751
Kroger Co. (The)	64,415	3,690,979
Target Corp.	5,503	857,698
U.S. Foods Holding Corp. *	9,124	561,126
		5,995,554
Containers & Packaging — 0.5%
Amcor PLC	20,769	235,313
Ball Corp.	6,731	457,102
International Paper Co. @	36,643	1,790,011
Packaging Corp. of America	2,898	624,229
Sonoco Products Co.	611	33,379
		3,140,034
Distributors — 0.3%
Genuine Parts Co.	2,990	417,643
LKQ Corp.	37,512	1,497,479
		1,915,122
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	455,881	10,029,382

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Verizon Communications, Inc.	198,247	$8,903,273
		18,932,655
Electrical Equipment — 0.2%
AMETEK, Inc.	6,575	1,128,993
NEXTracker, Inc., Class A *	695	26,049
Sensata Technologies Holding PLC	1,781	63,867
		1,218,909
Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	84,494	3,814,904
Flex Ltd. *	24,951	834,112
Keysight Technologies, Inc. *	1,184	188,173
TD SYNNEX Corp.	1,605	192,728
TE Connectivity PLC	19,914	3,006,815
Teledyne Technologies, Inc. *	125	54,708
		8,091,440
Energy Equipment & Services — 0.4%
Baker Hughes Co.	49,652	1,794,920
Halliburton Co.	10,538	306,129
		2,101,049
Entertainment — 0.9%
Electronic Arts, Inc.	5,250	753,060
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	78,468
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	169,881
Take-Two Interactive Software, Inc. *	2,974	457,134
Walt Disney Co. (The)	28,038	2,696,975
Warner Bros Discovery, Inc. *	85,934	708,956
		4,864,474
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B *	34,475	15,867,463
Fidelity National Information Services, Inc.	27,979	2,343,241
Fiserv, Inc. *	12,529	2,250,835
Global Payments, Inc.	7,128	730,050
		21,191,589
Food Products — 2.5%
Archer-Daniels-Midland Co.	24,965	1,491,409
Bunge Global SA	12,845	1,241,341
Campbell Soup Co.	3,702	181,102
Conagra Brands, Inc.	19,827	644,774
General Mills, Inc.	38,095	2,813,316
Hormel Foods Corp.	5,728	181,577
J.M. Smucker Co. (The)	1,260	152,586
Kraft Heinz Co. (The)	20,920	734,501
McCormick & Co., Inc.	1,921	158,098
Mondelez International, Inc., Class A	51,728	3,810,802
Post Holdings, Inc. *	973	112,625
Tyson Foods, Inc., Class A	41,844	2,492,229
		14,014,360
Ground Transportation — 1.1%
CSX Corp.	18,278	631,139
Norfolk Southern Corp.	16,359	4,065,212
U-Haul Holding Co. *@	2,003	155,192
U-Haul Holding Co.	18,027	1,297,944
		6,149,487
	SHARES	VALUE†
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	30,722	$3,502,615
Becton Dickinson & Co.	8,851	2,133,976
Boston Scientific Corp. *	4,174	349,781
Cooper Cos., Inc. (The) *	548	60,466
Edwards Lifesciences Corp. *	1,413	93,244
GE HealthCare Technologies, Inc.	23,244	2,181,450
Hologic, Inc. *	5,323	433,612
Medtronic PLC	37,706	3,394,671
STERIS PLC	3,097	751,147
Zimmer Biomet Holdings, Inc.	8,154	880,224
		13,781,186
Health Care Providers & Services — 5.2%
Centene Corp. *	19,196	1,445,075
Cigna Group (The)	19,065	6,604,879
CVS Health Corp.	58,448	3,675,210
Elevance Health, Inc.	13,010	6,765,200
Henry Schein, Inc. *	3,777	275,343
Humana, Inc.	7,918	2,507,948
Labcorp Holdings, Inc.	13,769	3,077,096
Quest Diagnostics, Inc.	18,783	2,916,061
UnitedHealth Group, Inc.	3,696	2,160,977
Universal Health Services, Inc., Class B	1,221	279,621
		29,707,410
Hotels, Restaurants & Leisure — 0.3%
Aramark	16,117	624,211
Carnival Corp. *	27,865	514,945
Hyatt Hotels Corp., Class A @	3,174	483,083
MGM Resorts International *	7,098	277,461
		1,899,700
Household Durables — 3.3%
DR Horton, Inc.	32,358	6,172,936
Garmin Ltd.	12,982	2,285,221
Lennar Corp., Class A	23,116	4,333,788
Lennar Corp., Class B	573	99,095
NVR, Inc. *	15	147,177
PulteGroup, Inc.	41,840	6,005,295
		19,043,512
Independent Power Producers & Energy Traders — 0.3%
Vistra Corp.	13,958	1,654,581
Insurance — 5.5%
Aflac, Inc.	32,730	3,659,214
American International Group, Inc.	29,118	2,132,311
Arch Capital Group Ltd. *	18,837	2,107,484
Chubb Ltd.	11,440	3,299,182
Cincinnati Financial Corp.	370	50,364
Everest Group Ltd.	1,938	759,367
F&G Annuities & Life, Inc.	103	4,606
Fidelity National Financial, Inc.	1,515	94,021
Hartford Financial Services Group, Inc. (The)	47,472	5,583,182
Lincoln National Corp.	9,516	299,849
Loews Corp.	15,964	1,261,954
Markel Group, Inc. *	116	181,955
MetLife, Inc.	12,261	1,011,287
Old Republic International Corp.	14,636	518,407
Principal Financial Group, Inc.	28,632	2,459,489
Prudential Financial, Inc.	22,788	2,759,627
RenaissanceRe Holdings Ltd.	60	16,344

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Travelers Cos., Inc. (The)	21,374	$5,004,081
		31,202,724
Interactive Media & Services — 0.1%
Meta Platforms, Inc., Class A	593	339,457
IT Services — 0.8%
Akamai Technologies, Inc. *	3,310	334,145
Amdocs Ltd.	15,213	1,330,833
Cognizant Technology Solutions Corp., Class A	34,305	2,647,660
DXC Technology Co. *	2,868	59,511
Kyndryl Holdings, Inc. *	1,933	44,420
		4,416,569
Life Sciences Tools & Services — 1.7%
Danaher Corp.	19,132	5,319,079
Revvity, Inc.	1,932	246,813
Thermo Fisher Scientific, Inc.	6,997	4,328,134
		9,894,026
Machinery — 4.4%
Cummins, Inc.	10,946	3,544,205
Deere & Co.	5,382	2,246,070
Dover Corp.	6,916	1,326,074
Fortive Corp.	7,311	577,057
Ingersoll Rand, Inc.	14,939	1,466,412
Oshkosh Corp.	984	98,607
Otis Worldwide Corp.	25,885	2,690,487
PACCAR, Inc.	34,507	3,405,151
Parker-Hannifin Corp.	4,915	3,105,395
Pentair PLC	20,400	1,994,916
Snap-on, Inc.	6,351	1,839,948
Stanley Black & Decker, Inc.	14,985	1,650,298
Westinghouse Air Brake Technologies Corp.	5,333	969,380
		24,914,000
Media — 2.5%
Charter Communications, Inc., Class A *	153	49,584
Comcast Corp., Class A	262,551	10,966,755
Fox Corp. Class A	24,883	1,053,297
Fox Corp. Class B	14,510	562,988
Interpublic Group of Cos., Inc. (The)	21,833	690,578
News Corp., Class A	8,320	221,562
News Corp., Class B	1,734	48,465
Paramount Global, Class B	25,564	271,490
Sirius XM Holdings, Inc.	11,026	260,765
		14,125,484
Metals & Mining — 3.5%
Freeport-McMoRan, Inc.	106,539	5,318,427
Newmont Corp.	42,413	2,266,975
Nucor Corp.	36,250	5,449,825
Reliance, Inc.	9,348	2,703,535
Royal Gold, Inc.	725	101,717
Steel Dynamics, Inc.	33,820	4,264,026
		20,104,505
Oil, Gas & Consumable Fuels — 12.7%
Chevron Corp.	94,155	13,866,207
ConocoPhillips	81,442	8,574,214
Coterra Energy, Inc.	19,923	477,156
Devon Energy Corp.	27,320	1,068,758
Diamondback Energy, Inc.	8,816	1,519,878
EOG Resources, Inc.	23,992	2,949,337
EQT Corp.	1,748	64,047
	SHARES	VALUE†
Exxon Mobil Corp.	222,594	$26,092,469
Hess Corp.	1,960	266,168
HF Sinclair Corp.	471	20,992
Kinder Morgan, Inc.	75,243	1,662,118
Marathon Oil Corp.	18,183	484,213
Marathon Petroleum Corp.	27,020	4,401,828
Occidental Petroleum Corp.	34,021	1,753,442
ONEOK, Inc.	9,872	899,635
Phillips 66	19,248	2,530,150
Valero Energy Corp.	19,826	2,677,105
Williams Cos., Inc. (The)	65,049	2,969,487
		72,277,204
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	33,883	1,720,917
Southwest Airlines Co. @	22,025	652,601
United Airlines Holdings, Inc. *	5,310	302,989
		2,676,507
Personal Products — 0.1%
Kenvue, Inc.	18,492	427,720
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	79,893	4,133,664
Jazz Pharmaceuticals PLC *	4,730	526,969
Johnson & Johnson	37,048	6,003,999
Pfizer, Inc.	209,620	6,066,403
Viatris, Inc.	38,046	441,714
		17,172,749
Professional Services — 0.8%
Amentum Holdings, Inc. *	6,136	197,886
Concentrix Corp. @	1,605	82,256
Jacobs Solutions, Inc.	6,136	803,202
Leidos Holdings, Inc.	16,200	2,640,600
ManpowerGroup, Inc.	632	46,465
SS&C Technologies Holdings, Inc.	7,467	554,126
		4,324,535
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	19,100	2,377,568
Jones Lang LaSalle, Inc. *	4,440	1,197,956
		3,575,524
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc. *	13,752	2,256,428
Analog Devices, Inc.	18,542	4,267,812
First Solar, Inc. *	248	61,861
Intel Corp.	192,183	4,508,613
Marvell Technology, Inc.	17,138	1,235,993
Micron Technology, Inc.	49,569	5,140,801
ON Semiconductor Corp. *	10,923	793,119
Qorvo, Inc. *	11,125	1,149,213
Skyworks Solutions, Inc.	4,292	423,921
		19,837,761
Software — 1.0%
Gen Digital, Inc.	3,129	85,828
Roper Technologies, Inc.	366	203,657
Salesforce, Inc.	19,011	5,203,501
		5,492,986
Specialty Retail — 0.1%
CarMax, Inc. *	8,119	628,248
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	324,926
Tapestry, Inc.	6,979	327,874
		652,800

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.0%
United Rentals, Inc.	184	$148,990
Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.	29,534	6,094,636
TOTAL COMMON STOCKS (Identified Cost $307,358,033)		568,564,928
SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.690%	691,384	691,384
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.020%	5,804	5,804
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $697,188)		697,188
Total Investments — 100.0% (Identified Cost $308,055,221)		569,262,116
Cash and Other Assets, Less Liabilities — 0.0%		144,374
Net Assets — 100.0%		$569,406,490
†	See Note 1
*	Non-income producing security.
@	A portion or all of the security was held on loan. As of September 30, 2024, the fair value of the securities on loan was $3,188,692.

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.4%
AAR Corp. *	3,510	$229,414
AeroVironment, Inc. *	2,477	496,638
Astronics Corp., Class B *	693	13,617
Axon Enterprise, Inc. *	11	4,396
BWX Technologies, Inc.	3,927	426,865
Curtiss-Wright Corp.	2,577	847,034
Ducommun, Inc. *	1,489	98,021
Hexcel Corp.	4,516	279,224
Huntington Ingalls Industries, Inc.	370	97,821
Innovative Solutions & Support, Inc. *	3,248	21,177
Kratos Defense & Security Solutions, Inc. *	11,721	273,099
Mercury Systems, Inc. *	4,277	158,249
Moog, Inc., Class A	2,730	551,515
National Presto Industries, Inc.	369	27,727
Park Aerospace Corp.	2,501	32,588
Textron, Inc.	1,666	147,574
V2X, Inc. *	1,491	83,287
Woodward, Inc.	4,322	741,266
		4,529,512
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. *	3,158	51,128
CH Robinson Worldwide, Inc.	1,457	160,809
Expeditors International of Washington, Inc.	301	39,551
HUB Group, Inc., Class A	5,418	246,248
Radiant Logistics, Inc. *	6,146	39,519
		537,255
Automobile Components — 1.5%
Adient PLC *	4,024	90,822
American Axle & Manufacturing Holdings, Inc. *	3,721	22,996
Autoliv, Inc.	6,598	616,055
BorgWarner, Inc.	15,123	548,814
Cooper-Standard Holdings, Inc. *	1,153	15,992
Dana, Inc.	8,268	87,310
Dorman Products, Inc. *	3,535	399,879
Fox Factory Holding Corp. *	4,601	190,941
Gentex Corp.	15,377	456,543
Gentherm, Inc. *	3,773	175,633
Goodyear Tire & Rubber Co. (The) *	6,748	59,720
LCI Industries	2,757	332,329
Lear Corp.	2,985	325,813
Modine Manufacturing Co. *	5,416	719,191
Motorcar Parts of America, Inc. *	2,267	16,753
Patrick Industries, Inc.	2,334	332,291
Phinia, Inc.	3,024	139,195
Standard Motor Products, Inc.	2,639	87,615
Stoneridge, Inc. *	2,727	30,515
Strattec Security Corp. *	941	40,143
Visteon Corp. *	2,696	256,767
XPEL, Inc. *	305	13,228
		4,958,545
Automobiles — 0.3%
Harley-Davidson, Inc.	6,989	269,286
Lucid Group, Inc. *@	15,466	54,595
Rivian Automotive, Inc., Class A *@	14,455	162,185
Thor Industries, Inc.	2,397	263,407
Winnebago Industries, Inc.	3,191	185,429
		934,902
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A *	69	19,951
Celsius Holdings, Inc. *	2,162	67,800
Coca-Cola Consolidated, Inc.	882	1,161,065
	SHARES	VALUE†
Duckhorn Portfolio, Inc. (The) *	6,105	$35,470
MGP Ingredients, Inc. @	1,851	154,096
Molson Coors Beverage Co., Class B	9,730	559,670
National Beverage Corp.	7,326	343,882
		2,341,934
Biotechnology — 2.1%
Agios Pharmaceuticals, Inc. *	3,032	134,712
Aldeyra Therapeutics, Inc. *	3,971	21,404
Alkermes PLC *	5,522	154,561
Allogene Therapeutics, Inc. *@	7,175	20,090
Anika Therapeutics, Inc. *	1,795	44,336
Arcus Biosciences, Inc. *	2,904	44,402
Avidity Biosciences, Inc. *	4,762	218,719
Beam Therapeutics, Inc. *@	497	12,176
BioMarin Pharmaceutical, Inc. *	3,496	245,734
Biomea Fusion, Inc. *@	1,472	14,867
Catalyst Pharmaceuticals, Inc. *	8,570	170,372
Chinook Therapeutics, Inc. CVR *¶§	5,000	4,688
CRISPR Therapeutics AG *@	1,927	90,530
Cullinan Therapeutics, Inc. *	1,139	19,067
Dynavax Technologies Corp. *	7,915	88,173
Enanta Pharmaceuticals, Inc. *	1,585	16,421
Exact Sciences Corp. *@	3,133	213,420
Exelixis, Inc. *	19,780	513,291
Fate Therapeutics, Inc. *	124	434
Generation Bio Co. *	1,291	3,189
Halozyme Therapeutics, Inc. *	8,219	470,456
Incyte Corp. *	4,731	312,719
Insmed, Inc. *	2,264	165,272
Intellia Therapeutics, Inc. *@	2,590	53,224
Krystal Biotech, Inc. *	1,598	290,884
Kura Oncology, Inc. *	5,384	105,203
Kymera Therapeutics, Inc. *@	3,129	148,096
LENZ Therapeutics, Inc. @	446	10,588
Mirati Therapeutics, Inc. CVR *¶§	1,395	4,157
Myriad Genetics, Inc. *	8,130	222,681
Natera, Inc. *	2,782	353,175
Neurocrine Biosciences, Inc. *	7,426	855,624
Nurix Therapeutics, Inc. *	2,828	63,545
PDL BioPharma, Inc. *@§	18,262	21,914
Prothena Corp. PLC *	932	15,592
RAPT Therapeutics, Inc. *	1,843	3,704
Relay Therapeutics, Inc. *	6,235	44,144
Replimune Group, Inc. *	2,590	28,386
Rocket Pharmaceuticals, Inc. *	3,576	66,049
Roivant Sciences Ltd. *	916	10,571
Sage Therapeutics, Inc. *	2,194	15,841
Sarepta Therapeutics, Inc. *	2,651	331,083
Stoke Therapeutics, Inc. *	2,970	36,501
Twist Bioscience Corp. *	2,997	135,404
United Therapeutics Corp. *	2,637	944,969
Veracyte, Inc. *	4,340	147,734
Xencor, Inc. *	2,792	56,147
Xenon Pharmaceuticals, Inc. *	338	13,307
		6,957,556
Broadline Retail — 0.3%
Dillard's, Inc., Class A @	780	299,278
Etsy, Inc. *	418	23,212
Kohl's Corp. @	2,281	48,129
Macy's, Inc.	15,808	248,027
Nordstrom, Inc.	2,914	65,536
Ollie's Bargain Outlet Holdings, Inc. *	3,753	364,792
		1,048,974

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products — 3.0%
A.O. Smith Corp.	8,970	$805,775
AAON, Inc.	8,580	925,267
Advanced Drainage Systems, Inc.	7,209	1,132,966
Allegion PLC	1,427	207,971
American Woodmark Corp. *	1,353	126,438
Apogee Enterprises, Inc.	2,316	162,155
Armstrong World Industries, Inc.	4,365	573,692
AZZ, Inc.	2,363	195,207
Carlisle Cos., Inc.	609	273,898
CSW Industrials, Inc.	1,174	430,142
Fortune Brands Innovations, Inc.	961	86,038
Gibraltar Industries, Inc. *	3,042	212,727
Insteel Industries, Inc.	2,278	70,823
Masco Corp.	5,470	459,152
Owens Corning	6,683	1,179,683
Quanex Building Products Corp.	3,350	92,963
Resideo Technologies, Inc. *	681	13,715
Simpson Manufacturing Co., Inc.	4,397	841,014
Trex Co., Inc. *	10,510	699,756
UFP Industries, Inc.	6,595	865,330
Zurn Elkay Water Solutions Corp. @	14,150	508,551
		9,863,263
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	3,775	671,195
Artisan Partners Asset Management, Inc., Class A	6,206	268,844
B Riley Financial, Inc. @	1,204	6,321
BGC Group, Inc., Class A	30,567	280,605
Brightsphere Investment Group, Inc.	2,826	71,780
Carlyle Group, Inc. (The)	9,910	426,725
Cohen & Steers, Inc.	5,127	491,936
Diamond Hill Investment Group, Inc.	204	32,968
Donnelley Financial Solutions, Inc. *	2,776	182,744
Evercore, Inc., Class A	3,659	926,971
Federated Hermes, Inc.	7,863	289,122
Franklin Resources, Inc.	13,466	271,340
Hamilton Lane, Inc., Class A	1,792	301,755
Houlihan Lokey, Inc.	1,002	158,336
Invesco Ltd.	24,055	422,406
Janus Henderson Group PLC	14,636	557,193
Jefferies Financial Group, Inc.	21,621	1,330,773
Lazard, Inc.	6,742	339,662
MarketAxess Holdings, Inc.	710	181,902
Moelis & Co., Class A	571	39,119
Morningstar, Inc.	2,847	908,535
Open Lending Corp. *@	2,793	17,093
Oppenheimer Holdings, Inc., Class A	1,244	63,643
Piper Sandler Cos.	1,880	533,563
PJT Partners, Inc., Class A @	1,422	189,609
Robinhood Markets, Inc., Class A *	2,574	60,283
SEI Investments Co.	4,732	327,407
Silvercrest Asset Management Group, Inc., Class A	759	13,085
StepStone Group, Inc., Class A	446	25,346
Stifel Financial Corp.	8,832	829,325
StoneX Group, Inc. *	3,118	255,302
Victory Capital Holdings, Inc., Class A	982	54,403
Virtu Financial, Inc., Class A	3,211	97,807
	SHARES	VALUE†
Virtus Investment Partners, Inc.	676	$141,588
Westwood Holdings Group, Inc.	1,157	16,429
WisdomTree, Inc. @	4,286	42,817
		10,827,932
Chemicals — 2.5%
AdvanSix, Inc.	3,198	97,155
Albemarle Corp. @	750	71,033
American Vanguard Corp.	3,554	18,836
Arcadium Lithium PLC *@	18,990	54,122
Ashland, Inc.	3,394	295,176
Avient Corp.	10,014	503,904
Axalta Coating Systems Ltd. *	16,030	580,126
Balchem Corp.	3,494	614,944
Cabot Corp.	5,463	610,600
Celanese Corp.	1,157	157,306
CF Industries Holdings, Inc.	824	70,699
Chemours Co. (The)	7,387	150,104
Core Molding Technologies, Inc. *	1,500	25,815
Eastman Chemical Co.	3,373	377,607
Ecovyst, Inc. *	5,086	34,839
Element Solutions, Inc.	21,963	596,515
FMC Corp.	2,021	133,265
Hawkins, Inc.	2,648	337,541
HB Fuller Co.	5,803	460,642
Huntsman Corp.	12,047	291,537
Ingevity Corp. *	1,259	49,101
Innospec, Inc.	2,704	305,795
Intrepid Potash, Inc. *	750	18,000
Koppers Holdings, Inc.	2,308	84,311
Kronos Worldwide, Inc.	2,278	28,361
LSB Industries, Inc. *	2,602	20,920
Mativ Holdings, Inc.	3,615	61,419
Minerals Technologies, Inc.	3,081	237,946
Mosaic Co. (The)	9,271	248,277
NewMarket Corp.	504	278,153
Olin Corp.	3,715	178,246
Orion SA	3,504	62,406
Quaker Chemical Corp.	784	132,096
RPM International, Inc.	4,352	526,592
Sensient Technologies Corp.	4,568	366,445
Stepan Co.	2,418	186,791
Tronox Holdings PLC	1,464	21,418
		8,288,043
Commercial Banks — 9.2%
1st Source Corp.	2,546	152,454
Amalgamated Financial Corp.	477	14,963
Amerant Bancorp, Inc.	661	14,126
Ameris Bancorp	7,199	449,146
AmeriServ Financial, Inc.	4,400	11,484
Arrow Financial Corp.	2,279	65,316
Associated Banc-Corp.	15,878	342,012
Atlantic Union Bankshares Corp.	9,016	339,633
Axos Financial, Inc. *	3,826	240,579
Banc of California, Inc.	5,994	88,292
BancFirst Corp.	3,303	347,641
Bancorp, Inc. (The) *	4,840	258,940
Bank of Hawaii Corp.	3,456	216,933
Bank of Marin Bancorp	1,580	31,742
Bank OZK	4,569	196,421
BankUnited, Inc.	3,310	120,616

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Bankwell Financial Group, Inc.	326	$9,764
Banner Corp.	3,355	199,824
Bar Harbor Bankshares	2,089	64,425
BCB Bancorp, Inc.	878	10,835
Berkshire Hills Bancorp, Inc.	3,188	85,853
BOK Financial Corp.	5,182	542,141
Bridgewater Bancshares, Inc. *	700	9,919
Brookline Bancorp, Inc.	7,431	74,979
Burke & Herbert Financial Services Corp.	197	12,015
Business First Bancshares, Inc.	553	14,196
Byline Bancorp, Inc.	1,299	34,774
C&F Financial Corp.	466	27,191
Cadence Bank	15,454	492,210
Camden National Corp.	1,756	72,558
Capital City Bank Group, Inc.	1,890	66,698
Capitol Federal Financial, Inc.	5,302	30,964
Carter Bankshares, Inc. *	711	12,364
Cathay General Bancorp	7,259	311,774
Central Pacific Financial Corp.	3,116	91,953
Citizens & Northern Corp.	852	16,776
Citizens Community Bancorp, Inc.	400	5,668
Citizens Financial Group, Inc.	9,000	369,630
City Holding Co.	1,327	155,777
Civista Bancshares, Inc.	270	4,811
CNB Financial Corp.	2,264	54,472
Coastal Financial Corp. *	555	29,964
Columbia Financial, Inc. *	2,819	48,120
Comerica, Inc.	7,707	461,726
Commerce Bancshares, Inc.	9,002	534,719
Community Financial System, Inc.	4,718	273,974
Community Trust Bancorp, Inc.	1,552	77,072
Community West Bancshares	1,638	31,548
ConnectOne Bancorp, Inc.	3,358	84,118
Cullen/Frost Bankers, Inc.	3,828	428,200
Customers Bancorp, Inc. *	3,713	172,469
CVB Financial Corp.	13,166	234,618
Dime Community Bancshares, Inc.	3,168	91,238
Eagle Bancorp, Inc.	1,459	32,944
East West Bancorp, Inc.	9,740	805,888
Enterprise Bancorp, Inc.	331	10,579
Enterprise Financial Services Corp.	2,901	148,705
Equity Bancshares, Inc., Class A	1,470	60,094
Esquire Financial Holdings, Inc.	569	37,104
ESSA Bancorp, Inc.	1,900	36,518
Farmers & Merchants Bancorp, Inc.	1,205	33,318
Farmers National Banc Corp.	3,991	60,344
FB Financial Corp.	2,735	128,354
Financial Institutions, Inc.	1,855	47,247
First BanCorp	3,381	140,616
First BanCorp	18,672	395,286
First Bancorp, Inc. (The)	1,876	49,376
First Bancshares, Inc. (The)	1,367	43,922
First Busey Corp.	5,571	144,957
First Business Financial Services, Inc.	551	25,120
First Commonwealth Financial Corp.	9,286	159,255
First Community Bankshares, Inc.	1,982	85,523
First Financial Bancorp	8,992	226,868
First Financial Bankshares, Inc.	14,820	548,488
First Financial Corp.	1,395	61,171
First Foundation, Inc.	1,921	11,987
First Hawaiian, Inc.	1,200	27,780
First Horizon Corp.	28,413	441,254
First Internet Bancorp	1,018	34,877
	SHARES	VALUE†
First Interstate Bancsystem, Inc., Class A	4,291	$131,648
First Merchants Corp.	5,621	209,101
First Mid Bancshares, Inc.	500	19,455
First of Long Island Corp. (The)	2,295	29,537
Flushing Financial Corp.	3,899	56,847
FNB Corp.	22,576	318,547
FS Bancorp, Inc.	962	42,799
Fulton Financial Corp.	15,678	284,242
German American Bancorp, Inc.	3,217	124,659
Glacier Bancorp, Inc.	11,842	541,179
Great Southern Bancorp, Inc.	1,275	73,070
Hancock Whitney Corp.	6,503	332,759
Hanmi Financial Corp.	3,586	66,700
HarborOne Bancorp, Inc.	6,045	78,464
Heartland Financial USA, Inc.	4,558	258,439
Heritage Commerce Corp.	3,576	35,331
Heritage Financial Corp.	4,162	90,607
Hilltop Holdings, Inc.	6,988	224,734
Hingham Institution For Savings (The) @	236	57,421
Home Bancorp, Inc.	994	44,313
Home BancShares, Inc.	13,006	352,333
HomeStreet, Inc.	1,747	27,533
HomeTrust Bancshares, Inc.	2,255	76,850
Hope Bancorp, Inc.	11,541	144,955
Horizon Bancorp, Inc.	3,103	48,252
Independent Bank Corp.	3,858	228,124
Independent Bank Corp.	600	20,010
Independent Bank Group, Inc.	1,379	79,513
International Bancshares Corp.	5,903	352,940
Kearny Financial Corp.	4,719	32,420
KeyCorp	26,535	444,461
Lakeland Financial Corp.	2,447	159,349
Live Oak Bancshares, Inc.	847	40,122
Mercantile Bank Corp.	1,601	69,996
Metropolitan Bank Holding Corp. *	321	16,878
Midland States Bancorp, Inc.	1,086	24,305
MidWestOne Financial Group, Inc.	613	17,489
National Bank Holdings Corp., Class A	3,376	142,130
NBT Bancorp, Inc.	4,206	186,031
New York Community Bancorp, Inc.	1,739	19,529
Nicolet Bankshares, Inc.	1,020	97,543
Northeast Bank	896	69,108
Northfield Bancorp, Inc.	5,020	58,232
Northrim BanCorp, Inc.	836	59,540
Northwest Bancshares, Inc.	12,344	165,163
OceanFirst Financial Corp.	4,432	82,391
OFG Bancorp	4,058	182,285
Old National Bancorp	28,203	526,268
Old Second Bancorp, Inc.	2,244	34,984
Origin Bancorp, Inc.	1,342	43,159
Pacific Premier Bancorp, Inc.	6,186	155,640
Park National Corp.	1,732	290,941
Pathward Financial, Inc.	2,146	141,657
Peapack-Gladstone Financial Corp.	1,992	54,601
Penns Woods Bancorp, Inc.	1,138	27,067
Peoples Bancorp, Inc.	3,204	96,408
Pinnacle Financial Partners, Inc.	3,365	329,669
Popular, Inc.	7,138	715,727
Preferred Bank	1,186	95,177
Premier Financial Corp.	4,193	98,452
Primis Financial Corp.	1,858	22,630
Prosperity Bancshares, Inc.	5,491	395,736
Provident Financial Holdings, Inc.	1,124	16,129
Provident Financial Services, Inc.	8,674	160,989
QCR Holdings, Inc.	1,658	122,742

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Renasant Corp.	5,355	$174,037
Republic Bancorp, Inc., Class A	1,997	130,404
Riverview Bancorp, Inc.	2,557	12,043
S&T Bancorp, Inc.	3,996	167,712
Sandy Spring Bancorp, Inc.	1,973	61,893
Seacoast Banking Corp. of Florida	5,003	133,330
ServisFirst Bancshares, Inc.	5,630	452,933
Sierra Bancorp	1,529	44,158
Simmons First National Corp., Class A	7,315	157,565
Southern First Bancshares, Inc. *	923	31,456
Southern Missouri Bancorp, Inc.	686	38,752
Southside Bancshares, Inc.	3,368	112,592
SouthState Corp.	7,217	701,348
Stellar Bancorp, Inc.	3,386	87,664
Stock Yards Bancorp, Inc.	2,936	182,003
Synovus Financial Corp.	7,875	350,201
Territorial Bancorp, Inc.	1,557	16,255
Texas Capital Bancshares, Inc. *	3,132	223,813
TFS Financial Corp.	3,750	48,225
Timberland Bancorp, Inc.	921	27,869
Tompkins Financial Corp.	1,559	90,095
Towne Bank	5,809	192,046
TriCo Bancshares	2,959	126,201
Triumph Financial, Inc. *	2,441	194,157
TrustCo Bank Corp.	1,746	57,740
Trustmark Corp.	5,770	183,601
UMB Financial Corp.	4,960	521,346
United Bankshares, Inc.	12,088	448,465
United Community Banks, Inc.	8,563	249,012
Univest Financial Corp.	3,363	94,635
Valley National Bancorp	27,653	250,536
Veritex Holdings, Inc.	3,570	93,962
WaFd, Inc.	6,377	222,238
Washington Trust Bancorp, Inc.	2,001	64,452
Webster Financial Corp.	10,588	493,507
WesBanco, Inc.	5,118	152,414
West BanCorp, Inc.	1,763	33,515
Westamerica BanCorp	2,658	131,358
Western Alliance Bancorp	5,446	471,025
Western New England Bancorp, Inc.	3,161	26,869
Wintrust Financial Corp.	5,640	612,109
WSFS Financial Corp.	6,445	328,631
Zions Bancorp NA	10,151	479,330
		30,144,017
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	6,300	332,388
ACCO Brands Corp.	6,694	36,616
Brady Corp., Class A	4,578	350,812
Brink's Co. (The)	4,524	523,155
Casella Waste Systems, Inc., Class A *	6,377	634,448
CECO Environmental Corp. *	4,211	118,750
Cimpress PLC *	1,426	116,818
Clean Harbors, Inc. *	4,977	1,202,991
Deluxe Corp.	2,994	58,353
Driven Brands Holdings, Inc. *	1,606	22,918
Ennis, Inc.	3,110	75,635
HNI Corp.	4,225	227,474
Interface, Inc.	5,834	110,671
	SHARES	VALUE†
Liquidity Services, Inc. *	3,228	$73,598
Matthews International Corp., Class A	3,151	73,103
MillerKnoll, Inc.	3,785	93,717
MSA Safety, Inc.	4,031	714,858
NL Industries, Inc.	4,571	33,962
OPENLANE, Inc. *	2,720	45,914
Steelcase, Inc., Class A	9,338	125,970
Stericycle, Inc. *	2,821	172,081
Tetra Tech, Inc.	25,245	1,190,554
UniFirst Corp.	1,530	303,934
Vestis Corp.	7,841	116,831
Virco Mfg. Corp. @	2,494	34,442
VSE Corp. @	1,412	116,815
		6,906,808
Communications Equipment — 1.2%
BK Technologies Corp. *	400	8,708
Calix, Inc. *	2,992	116,060
Ciena Corp. *	15,659	964,438
Clearfield, Inc. *@	2,380	92,725
Comtech Telecommunications Corp. *	3,207	15,426
Digi International, Inc. *	3,397	93,519
Extreme Networks, Inc. *	7,358	110,591
F5, Inc. *	3,709	816,722
Harmonic, Inc. *	10,330	150,508
Infinera Corp. *	5,375	36,281
Juniper Networks, Inc.	15,627	609,140
KVH Industries, Inc. *	2,387	11,529
Lantronix, Inc. *	1,100	4,532
Lumentum Holdings, Inc. *	4,956	314,111
NETGEAR, Inc. *	3,539	70,992
NetScout Systems, Inc. *	8,182	177,959
Optical Cable Corp. *	374	1,002
Viasat, Inc. *	1,242	14,830
Viavi Solutions, Inc. *	21,651	195,292
		3,804,365
Computers & Peripherals — 0.0%
AstroNova, Inc. *@	1,572	21,159
Pure Storage, Inc., Class A *	1,383	69,482
Xerox Holdings Corp. @	5,031	52,222
		142,863
Construction & Engineering — 2.2%
AECOM	4,153	428,880
Ameresco, Inc., Class A *	3,289	124,785
API Group Corp. *	1,595	52,667
Arcosa, Inc.	1,853	175,590
Comfort Systems USA, Inc.	2,325	907,564
Dycom Industries, Inc. *	3,171	625,004
EMCOR Group, Inc.	851	366,381
Fluor Corp. *	6,585	314,170
Granite Construction, Inc. @	4,358	345,502
Great Lakes Dredge & Dock Corp. *	7,436	78,301
IES Holdings, Inc. *	1,933	385,866
MasTec, Inc. *	6,602	812,706
Matrix Service Co. *	4,086	47,112
MDU Resources Group, Inc.	11,285	309,322
MYR Group, Inc. *	1,601	163,670
Northwest Pipe Co. *	1,211	54,652
Primoris Services Corp.	5,218	303,062
Sterling Infrastructure, Inc. *	2,663	386,188

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Tutor Perini Corp. *	3,153	$85,636
Valmont Industries, Inc.	1,958	567,722
WillScot Holdings Corp. *	18,315	688,644
		7,223,424
Construction Materials — 0.4%
Eagle Materials, Inc.	1,439	413,929
Knife River Corp. *	2,821	252,169
Summit Materials, Inc., Class A *	5,504	214,821
U.S. Lime & Minerals, Inc.	3,565	348,158
		1,229,077
Consumer Finance — 1.1%
Ally Financial, Inc.	6,410	228,132
Atlanticus Holdings Corp. *	1,788	62,723
Bread Financial Holdings, Inc.	856	40,728
Consumer Portfolio Services, Inc. *	3,813	35,766
Credit Acceptance Corp. *	760	336,999
Encore Capital Group, Inc. *	2,787	131,741
Enova International, Inc. *	2,921	244,751
Ezcorp, Inc., Class A *@	5,994	67,193
FirstCash Holdings, Inc.	2,916	334,757
Green Dot Corp., Class A *	4,505	52,754
LendingClub Corp. *	1,512	17,282
Navient Corp.	11,475	178,895
Nelnet, Inc., Class A	2,441	276,516
OneMain Holdings, Inc.	7,656	360,368
PRA Group, Inc. *	4,120	92,123
PROG Holdings, Inc.	4,487	217,575
Regional Management Corp.	1,467	47,986
SLM Corp.	14,278	326,538
SoFi Technologies, Inc. *@	12,464	97,967
Synchrony Financial	6,387	318,584
World Acceptance Corp. *	673	79,400
		3,548,778
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	2,354	43,502
Andersons, Inc. (The)	4,055	203,318
BJ's Wholesale Club Holdings, Inc. *	4,618	380,893
Casey's General Stores, Inc.	2,455	922,368
Chefs' Warehouse, Inc. (The) *	4,636	194,758
Grocery Outlet Holding Corp. *	2,734	47,982
Ingles Markets, Inc., Class A	1,973	147,186
Natural Grocers by Vitamin Cottage, Inc.	2,710	80,460
Performance Food Group Co. *	9,263	725,941
PriceSmart, Inc.	3,201	293,788
SpartanNash Co.	3,686	82,603
Sprouts Farmers Market, Inc. *	7,149	789,321
U.S. Foods Holding Corp. *	13,615	837,322
United Natural Foods, Inc. *	1,873	31,504
Village Super Market, Inc., Class A	830	26,386
Weis Markets, Inc.	2,943	202,861
		5,010,193
Containers & Packaging — 1.4%
Amcor PLC	16,740	189,664
AptarGroup, Inc.	5,666	907,636
Avery Dennison Corp.	184	40,620
Berry Global Group, Inc.	9,609	653,220
Crown Holdings, Inc.	3,202	307,008
Graphic Packaging Holding Co.	8,918	263,884
Greif, Inc., Class A	2,553	159,971
Greif, Inc., Class B	715	49,928
International Paper Co. @	9,661	471,940
	SHARES	VALUE†
Myers Industries, Inc.	4,361	$60,269
O-I Glass, Inc. *	8,143	106,836
Packaging Corp. of America	317	68,282
Pactiv Evergreen, Inc.	8,108	93,323
Sealed Air Corp.	7,912	287,206
Silgan Holdings, Inc.	11,743	616,507
Sonoco Products Co.	5,227	285,551
TriMas Corp.	5,102	130,254
		4,692,099
Distributors — 0.2%
A-Mark Precious Metals, Inc. @	2,332	102,981
LKQ Corp.	3,492	139,400
Pool Corp.	660	248,688
Weyco Group, Inc.	1,043	35,504
		526,573
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	3,867	291,881
American Public Education, Inc. *@	1,928	28,438
Bright Horizons Family Solutions, Inc. *	1,895	265,546
Carriage Services, Inc.	2,272	74,590
Chegg, Inc. *	3,873	6,855
Duolingo, Inc. *	392	110,552
European Wax Center, Inc., Class A *	583	3,965
Frontdoor, Inc. *	4,679	224,545
Graham Holdings Co., Class B	388	318,827
Grand Canyon Education, Inc. *	3,285	465,977
H&R Block, Inc.	11,646	740,103
Laureate Education, Inc.	3,916	65,045
OneSpaWorld Holdings Ltd.	2,259	37,296
Perdoceo Education Corp.	6,976	155,146
Service Corp. International	7,334	578,873
Strategic Education, Inc.	2,650	245,258
Stride, Inc. *	4,184	356,937
		3,969,834
Diversified Telecommunication Services — 0.2%
Anterix, Inc. *	1,066	40,146
ATN International, Inc.	1,200	38,808
Bandwidth, Inc., Class A *	766	13,413
Costa Communications, Inc. CVR @*¶§	354	173
IDT Corp., Class B	1,342	51,224
Iridium Communications, Inc.	3,745	114,035
Liberty Latin America Ltd., Class A *	1,600	15,328
Liberty Latin America Ltd., Class C *	12,050	114,355
Shenandoah Telecommunications Co.	6,413	90,487
		477,969
Electric Utilities — 1.6%
ALLETE, Inc.	4,869	312,541
Alliant Energy Corp.	8,696	527,760
Evergy, Inc.	7,556	468,548
Genie Energy Ltd., Class B	2,213	35,961
Hawaiian Electric Industries, Inc. *	4,122	39,901
IDACORP, Inc.	2,837	292,466
MGE Energy, Inc.	3,771	344,858
NRG Energy, Inc.	14,356	1,307,832
OGE Energy Corp.	10,049	412,210
Otter Tail Corp.	4,597	359,302
Pinnacle West Capital Corp.	5,960	527,996
Portland General Electric Co.	5,648	270,539
TXNM Energy, Inc.	9,280	406,186
		5,306,100
Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,347	646,340
Allient, Inc.	1,626	30,878

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Atkore, Inc.	3,999	$338,875
EnerSys	3,615	368,911
Generac Holdings, Inc. *	265	42,103
LSI Industries, Inc.	3,137	50,663
NEXTracker, Inc., Class A *	3,948	147,971
nVent Electric PLC	3,043	213,801
Powell Industries, Inc.	1,101	244,411
Preformed Line Products Co.	539	69,035
Regal Rexnord Corp.	6,071	1,007,057
Sensata Technologies Holding PLC	7,316	262,352
Sunrun, Inc. *	6,232	112,550
Thermon Group Holdings, Inc. *	3,577	106,738
Vicor Corp. *	3,445	145,035
		3,786,720
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	3,308	348,134
Arrow Electronics, Inc. *	5,952	790,604
Avnet, Inc.	8,026	435,892
Badger Meter, Inc.	3,103	677,726
Bel Fuse, Inc., Class B	1,421	111,563
Belden, Inc.	4,607	539,618
Benchmark Electronics, Inc.	3,809	168,815
Climb Global Solutions, Inc.	315	31,355
Cognex Corp.	4,736	191,808
Crane NXT Co. @	3,089	173,293
CTS Corp.	3,522	170,394
ePlus, Inc. *	1,746	171,702
Fabrinet *	3,763	889,724
FARO Technologies, Inc. *	2,298	43,984
Flex Ltd. *	22,671	757,891
Insight Enterprises, Inc. *@	2,997	645,524
IPG Photonics Corp. *	1,315	97,731
Itron, Inc. *	4,157	444,009
Jabil, Inc.	338	40,503
Key Tronic Corp. *	1,700	9,724
Kimball Electronics, Inc. *	2,987	55,289
Knowles Corp. *	3,541	63,844
Littelfuse, Inc.	1,865	494,691
Methode Electronics, Inc.	4,122	49,299
Napco Security Technologies, Inc.	4,363	176,527
nLight, Inc. *	1,098	11,738
Novanta, Inc. *	3,723	666,119
OSI Systems, Inc. *	1,764	267,828
PC Connection, Inc.	2,926	220,708
Plexus Corp. *	2,671	365,152
Richardson Electronics Ltd.	1,505	18,572
Rogers Corp. *	2,017	227,941
Sanmina Corp. *	6,015	411,727
ScanSource, Inc. *	2,807	134,820
TD SYNNEX Corp.	3,515	422,081
Trimble, Inc. *	7,608	472,381
TTM Technologies, Inc. *	10,405	189,891
Vishay Intertechnology, Inc.	11,850	224,083
Vishay Precision Group, Inc. *	1,694	43,875
Vontier Corp.	8,347	281,628
Zebra Technologies Corp., Class A *	953	352,915
		11,891,103
	SHARES	VALUE†
Energy Equipment & Services — 1.1%
Archrock, Inc.	12,231	$247,555
Bristow Group, Inc. *	1,579	54,776
Cactus, Inc., Class A	3,486	208,010
ChampionX Corp.	6,255	188,588
Core Laboratories, Inc.	998	18,493
Expro Group Holdings NV *	837	14,371
Helix Energy Solutions Group, Inc. *	8,345	92,630
Helmerich & Payne, Inc.	2,724	82,864
Innovex International, Inc. *	2,081	30,549
Liberty Energy, Inc.	11,763	224,556
Nabors Industries Ltd. *	539	34,749
Natural Gas Services Group, Inc. *	2,179	41,641
Newpark Resources, Inc. *	5,904	40,915
Noble Corp. PLC	2,483	89,736
NOV, Inc.	20,787	331,968
Oceaneering International, Inc. *	1,554	38,648
Oil States International, Inc. *	3,584	16,486
ProPetro Holding Corp. *	4,527	34,677
RPC, Inc. @	8,542	54,327
SEACOR Marine Holdings, Inc. *@	3,233	31,198
Select Water Solutions, Inc.	3,073	34,202
Solaris Energy Infrastructure, Inc.	1,000	12,760
TechnipFMC PLC	23,392	613,572
TETRA Technologies, Inc. *	8,698	26,964
Tidewater, Inc. *	2,915	209,268
Transocean Ltd. *@	43,549	185,083
Valaris Ltd. *	1,881	104,866
Weatherford International PLC	4,378	371,780
		3,435,232
Entertainment — 0.3%
Atlanta Braves Holdings, Inc., Class A *@	934	39,368
Atlanta Braves Holdings, Inc., Class C *	2,620	104,276
Cinemark Holdings, Inc. *	7,484	208,355
IMAX Corp. *@	2,245	46,045
Liberty Media Corp.-Liberty Formula One, Class C *	2,610	202,092
Liberty Media Corp.-Liberty Live, Class A *	650	32,181
Liberty Media Corp.-Liberty Live, Class C *	836	42,912
Lions Gate Entertainment Corp., Class A *@	3,637	28,478
Lions Gate Entertainment Corp., Class B *	6,300	43,596
Madison Square Garden Entertainment Corp. *	432	18,373
Madison Square Garden Sports Corp. *	404	84,137
Marcus Corp. (The)	3,100	46,717
Sphere Entertainment Co. *@	432	19,086
TKO Group Holdings, Inc. *	1,300	160,823
Warner Music Group Corp., Class A	1,140	35,682
		1,112,121
Financial Services — 1.7%
Acacia Research Corp. *@	1,995	9,297
Alerus Financial Corp.	466	10,662
AvidXchange Holdings, Inc. *	1,863	15,109
Cantaloupe, Inc. *	3,505	25,937
Cass Information Systems, Inc.	1,499	62,179
Equitable Holdings, Inc.	4,600	193,338
Essent Group Ltd.	4,642	298,434
Euronet Worldwide, Inc. *	2,511	249,167
EVERTEC, Inc.	2,063	69,915

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
Federal Agricultural Mortgage Corp., Class C	923	$172,979
Flywire Corp. *	4,301	70,493
I3 Verticals, Inc., Class A *	1,470	31,326
International Money Express, Inc. *	1,977	36,555
Jack Henry & Associates, Inc.	2,212	390,506
Jackson Financial, Inc., Class A	1,992	181,730
Marqeta, Inc., Class A *	3,982	19,591
MGIC Investment Corp.	11,104	284,262
Mr. Cooper Group, Inc. *	4,998	460,716
NMI Holdings, Inc. *	7,878	324,495
PennyMac Financial Services, Inc.	1,706	194,433
Radian Group, Inc.	7,144	247,825
Shift4 Payments, Inc., Class A *@	2,548	225,753
Toast, Inc., Class A *@	8,833	250,062
Voya Financial, Inc.	9,648	764,315
Walker & Dunlop, Inc.	3,120	354,401
Waterstone Financial, Inc.	2,966	43,600
Western Union Co. (The)	10,417	124,275
WEX, Inc. *	2,177	456,582
		5,567,937
Food Products — 1.7%
Alico, Inc. @	713	19,943
B&G Foods, Inc. @	5,620	49,906
Bunge Global SA	517	49,963
Cal-Maine Foods, Inc.	4,595	343,890
Calavo Growers, Inc.	2,189	62,452
Campbell Soup Co.	10,241	500,990
Conagra Brands, Inc.	4,537	147,543
Darling Ingredients, Inc. *	13,438	499,356
Flowers Foods, Inc.	10,685	246,503
Fresh Del Monte Produce, Inc.	5,010	147,995
Freshpet, Inc. *	870	118,990
Hain Celestial Group, Inc. (The) *	2,490	21,489
Hormel Foods Corp.	343	10,873
Ingredion, Inc.	3,754	515,912
J&J Snack Foods Corp.	1,747	300,694
J.M. Smucker Co. (The)	2,567	310,864
John B Sanfilippo & Son, Inc.	981	92,518
Lamb Weston Holdings, Inc.	456	29,521
Lancaster Colony Corp.	2,908	513,465
Lifeway Foods, Inc. *@	1,756	45,515
Limoneira Co. @	2,072	54,908
Mission Produce, Inc. *	1,256	16,102
Pilgrim's Pride Corp. *	5,624	258,985
Post Holdings, Inc. *	4,776	552,822
Seaboard Corp.	42	131,754
Seneca Foods Corp., Class A *	800	49,864
Simply Good Foods Co. (The) *	4,321	150,241
Tootsie Roll Industries, Inc.	4,910	152,063
TreeHouse Foods, Inc. *	3,189	133,874
Utz Brands, Inc. @	1,291	22,851
Vital Farms, Inc. *	2,774	97,284
		5,649,130
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,106	261,502
National Fuel Gas Co.	4,000	242,440
New Jersey Resources Corp.	9,687	457,226
Northwest Natural Holding Co.	3,354	136,910
ONE Gas, Inc.	5,011	372,919
RGC Resources, Inc.	600	13,542
Southwest Gas Holdings, Inc.	4,019	296,442
	SHARES	VALUE†
Spire, Inc.	4,808	$323,530
UGI Corp.	6,235	156,000
		2,260,511
Ground Transportation — 1.1%
ArcBest Corp.	2,227	241,518
Avis Budget Group, Inc. @	279	24,438
Covenant Logistics Group, Inc.	860	45,442
Heartland Express, Inc.	8,017	98,449
Knight-Swift Transportation Holdings, Inc.	10,914	588,810
Landstar System, Inc.	2,867	541,490
Marten Transport Ltd.	7,902	139,865
PAM Transportation Services, Inc. *	2,517	46,564
RXO, Inc. *	1,530	42,840
Saia, Inc. *	1,087	475,302
Schneider National, Inc., Class B	1,500	42,810
U-Haul Holding Co. *@	1,058	81,974
U-Haul Holding Co.	9,522	685,584
Universal Logistics Holdings, Inc.	2,551	109,974
Werner Enterprises, Inc.	6,118	236,094
XPO, Inc. *	2,025	217,708
		3,618,862
Health Care — 0.0%
Aduro Biotech, Inc. CVR *¶§	237	—
Health Care Equipment & Supplies — 1.9%
AngioDynamics, Inc. *	2,110	16,416
Artivion, Inc. *	5,028	133,845
AtriCure, Inc. *	1,614	45,257
Avanos Medical, Inc. *	2,452	58,922
Axogen, Inc. *	2,643	37,055
Axonics, Inc. *	2,988	207,965
CONMED Corp.	2,255	162,180
Dentsply Sirona, Inc.	5,967	161,467
Electromed, Inc. *@	2,175	46,697
Embecta Corp.	2,452	34,573
Enovis Corp. *	2,982	128,375
Envista Holdings Corp. *	7,727	152,685
FONAR Corp. *	1,282	20,756
Globus Medical, Inc., Class A *	9,679	692,436
Haemonetics Corp. *	5,164	415,082
Hologic, Inc. *	1,593	129,766
Inari Medical, Inc. *	518	21,362
Insulet Corp. *	767	178,519
Integer Holdings Corp. *	3,152	409,760
Integra LifeSciences Holdings Corp. *	6,371	115,761
iRadimed Corp.	704	35,404
Lantheus Holdings, Inc. *	3,768	413,538
LeMaitre Vascular, Inc.	1,935	179,742
LENSAR, Inc. *	1,385	6,343
LivaNova PLC *	2,251	118,268
Masimo Corp. *	1,465	195,328
Merit Medical Systems, Inc. *	3,680	363,694
Neogen Corp. *@	10,822	181,918
Omnicell, Inc. *	4,593	200,255
OraSure Technologies, Inc. *	6,967	29,749
OrthoPediatrics Corp. *	1,252	33,942
Penumbra, Inc. *	2,104	408,828
QuidelOrtho Corp. *	446	20,338
Semler Scientific, Inc. *	300	7,065
STAAR Surgical Co. *	1,276	47,403
Surmodics, Inc. *	1,788	69,339
Tactile Systems Technology, Inc. *	1,239	18,102
Teleflex, Inc.	992	245,341
UFP Technologies, Inc. *	913	289,147
Utah Medical Products, Inc.	630	42,153
The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Varex Imaging Corp. *	578	$6,890
		6,081,666
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. *	7,221	457,884
Addus HomeCare Corp. *	1,872	249,032
Albireo Pharma, Inc. CVR *¶§	1,018	5,915
Amedisys, Inc. *	336	32,427
AMN Healthcare Services, Inc. *	3,754	159,132
Astrana Health, Inc. *	2,532	146,704
Brookdale Senior Living, Inc. *	7,211	48,963
Castle Biosciences, Inc. *	1,302	37,133
Chemed Corp.	1,565	940,518
Contra Abiomed, Inc. CVR *¶§	90	—
CorVel Corp. *	1,111	363,175
Cross Country Healthcare, Inc. *	3,321	44,634
DaVita, Inc. *	8,508	1,394,716
Encompass Health Corp.	6,968	673,388
Enhabit, Inc. *	1,307	10,325
Ensign Group, Inc. (The)	3,722	535,298
Fulgent Genetics, Inc. *	2,336	50,761
HealthEquity, Inc. *	4,526	370,453
Henry Schein, Inc. *	7,338	534,940
Joint Corp. (The) *@	1,577	18,041
ModivCare, Inc. *@	1,383	19,749
National HealthCare Corp.	1,582	198,968
National Research Corp.	2,987	68,283
NeoGenomics, Inc. *	4,322	63,750
Option Care Health, Inc. *	7,998	250,337
Owens & Minor, Inc. *	2,201	34,534
Patterson Cos., Inc.	2,902	63,380
Pediatrix Medical Group, Inc. *	3,540	41,029
Pennant Group, Inc. (The) *	2,408	85,966
Premier, Inc., Class A @	3,050	61,000
Quest Diagnostics, Inc.	1,950	302,737
RadNet, Inc. *	5,402	374,845
Select Medical Holdings Corp.	12,138	423,252
Surgery Partners, Inc. *	1,984	63,964
Tenet Healthcare Corp. *	10,669	1,773,188
U.S. Physical Therapy, Inc.	1,511	127,876
Universal Health Services, Inc., Class B	3,730	854,207
		10,880,504
Health Care Technology — 0.2%
Certara, Inc. *	6,275	73,480
Doximity, Inc., Class A *	2,443	106,441
Evolent Health, Inc., Class A *	5,196	146,943
HealthStream, Inc.	3,803	109,679
Simulations Plus, Inc. @	1,298	41,562
Teladoc Health, Inc. *	2,607	23,932
TruBridge, Inc. *	1,636	19,567
		521,604
Hotels, Restaurants & Leisure — 3.5%
Aramark	20,945	811,200
Bally's Corp. *	797	13,748
Biglari Holdings, Inc., Class A *	7	5,827
Biglari Holdings, Inc., Class B *	74	12,729
BJ's Restaurants, Inc. *	2,751	89,573
Bloomin' Brands, Inc.	5,028	83,113
	SHARES	VALUE†
Boyd Gaming Corp.	2,637	$170,482
Brinker International, Inc. *	5,170	395,660
Caesars Entertainment, Inc. *	5,163	215,504
Cava Group, Inc. *	2,351	291,171
Cheesecake Factory, Inc. (The)	5,035	204,169
Choice Hotels International, Inc. @	5,300	690,590
Churchill Downs, Inc.	7,622	1,030,571
Chuy's Holdings, Inc. *	754	28,200
Cracker Barrel Old Country Store, Inc. @	2,324	105,393
Darden Restaurants, Inc.	859	140,988
Dave & Buster's Entertainment, Inc. *@	2,282	77,702
Denny's Corp. *	4,694	30,276
Domino's Pizza, Inc.	558	240,018
DraftKings, Inc., Class A *	7,597	297,802
El Pollo Loco Holdings, Inc. *	2,723	37,305
Everi Holdings, Inc. *	4,400	57,816
Expedia Group, Inc. *	1,676	248,081
Hyatt Hotels Corp., Class A @	811	123,434
Inspired Entertainment, Inc. *	1,305	12,097
International Game Technology PLC	969	20,640
Jack in the Box, Inc. @	2,392	111,324
Kura Sushi USA, Inc., Class A *@	365	29,404
Light & Wonder, Inc. *	1,829	165,945
Marriott Vacations Worldwide Corp.	3,349	246,085
Monarch Casino & Resort, Inc.	1,490	118,112
Nathan's Famous, Inc.	681	55,093
Norwegian Cruise Line Holdings Ltd. *@	4,482	91,926
Papa John's International, Inc.	3,338	179,818
Penn Entertainment, Inc. *@	5,194	97,959
Planet Fitness, Inc., Class A *	8,887	721,802
Shake Shack, Inc., Class A *	2,266	233,874
Six Flags Entertainment Corp.	2,020	81,426
Texas Roadhouse, Inc.	6,983	1,233,198
Travel + Leisure Co.	4,042	186,255
United Parks & Resorts, Inc. *@	3,740	189,244
Vail Resorts, Inc.	2,071	360,955
Wendy's Co. (The)	22,109	387,350
Wingstop, Inc.	1,665	692,773
Wyndham Hotels & Resorts, Inc.	5,481	428,285
Wynn Resorts Ltd.	5,043	483,523
		11,528,440
Household Durables — 3.4%
Bassett Furniture Industries, Inc.	1,080	15,606
Beazer Homes USA, Inc. *	1,643	56,141
Cavco Industries, Inc. *	823	352,442
Century Communities, Inc.	3,367	346,734
Champion Homes, Inc. *	2,566	243,385
Ethan Allen Interiors, Inc.	2,598	82,850
Flexsteel Industries, Inc.	1,069	47,346
GoPro, Inc., Class A *	6,985	9,500
Green Brick Partners, Inc. *	4,024	336,085
Hamilton Beach Brands Holding Co., Class A	2,000	60,860
Helen of Troy Ltd. *	2,629	162,604
Hooker Furnishings Corp.	1,742	31,495
Installed Building Products, Inc.	3,050	751,124
iRobot Corp. *@	2,014	17,502
KB Home	7,849	672,581
La-Z-Boy, Inc.	4,321	185,501
Leggett & Platt, Inc.	5,052	68,808

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
LGI Homes, Inc. *	624	$73,956
Lifetime Brands, Inc.	2,082	13,616
Lovesac Co. (The) *	794	22,748
M/I Homes, Inc. *	3,074	526,761
Meritage Homes Corp.	3,491	715,899
Mohawk Industries, Inc. *	3,847	618,136
Newell Brands, Inc.	11,481	88,174
Orleans Homebuilders, Inc. *@§	4,953	—
SharkNinja, Inc.	907	98,600
Sonos, Inc. *	3,418	42,007
Taylor Morrison Home Corp. *	9,778	687,002
Tempur Sealy International, Inc.	18,378	1,003,439
Toll Brothers, Inc.	10,507	1,623,226
TopBuild Corp. *	3,353	1,364,034
TRI Pointe Homes, Inc. *	9,397	425,778
Universal Electronics, Inc. *	1,292	11,925
VOXX International Corp. *@	3,284	20,886
Whirlpool Corp.	218	23,326
Worthington Enterprises, Inc.	4,458	184,784
		10,984,861
Household Products — 0.3%
Central Garden & Pet Co. *@	1,247	45,478
Central Garden & Pet Co., Class A *	5,453	171,224
Clorox Co. (The)	1,886	307,248
Spectrum Brands Holdings, Inc.	1,853	176,295
WD-40 Co.	1,487	383,468
		1,083,713
Independent Power Producers & Energy Traders — 1.0%
AES Corp. (The)	8,066	161,804
Brookfield Renewable Corp., Class A @	2,853	93,179
Clearway Energy, Inc., Class A	3,716	105,794
Clearway Energy, Inc., Class C	8,971	275,230
Ormat Technologies, Inc.	5,451	419,400
Sunnova Energy International, Inc. *@	4,220	41,103
Vistra Corp.	17,985	2,131,942
		3,228,452
Insurance — 3.9%
Ambac Financial Group, Inc. *	900	10,089
American Financial Group, Inc.	3,696	497,482
AMERISAFE, Inc.	1,351	65,294
Assurant, Inc.	4,101	815,525
Assured Guaranty Ltd.	4,657	370,325
Axis Capital Holdings Ltd.	4,830	384,516
Baldwin Insurance Group, Inc. (The) *	3,130	155,874
Brighthouse Financial, Inc. *	3,337	150,265
Citizens, Inc. *@	6,126	22,176
CNO Financial Group, Inc.	10,476	367,708
Crawford & Co., Class A	3,214	35,258
Crawford & Co., Class B	3,345	37,163
Donegal Group, Inc., Class A	2,745	40,461
Employers Holdings, Inc.	2,665	127,840
Enstar Group Ltd. *	1,195	384,300
Everest Group Ltd.	18	7,053
F&G Annuities & Life, Inc.	877	39,219
Fidelity National Financial, Inc.	3,987	247,433
First American Financial Corp.	7,508	495,603
Genworth Financial, Inc. *	14,918	102,188
Globe Life, Inc.	3,866	409,448
Hanover Insurance Group, Inc. (The)	2,145	317,696
HCI Group, Inc. @	741	79,331
Horace Mann Educators Corp.	4,392	153,500
	SHARES	VALUE†
Investors Title Co.	279	$64,114
James River Group Holdings Ltd.	829	5,198
Kemper Corp.	5,843	357,884
Kinsale Capital Group, Inc.	808	376,181
Lincoln National Corp.	7,815	246,251
Mercury General Corp.	3,869	243,670
Old Republic International Corp.	20,327	719,982
Palomar Holdings, Inc. *	1,593	150,809
Primerica, Inc.	3,776	1,001,206
Reinsurance Group of America, Inc.	3,182	693,262
RenaissanceRe Holdings Ltd.	2,896	788,870
RLI Corp.	4,871	754,908
Safety Insurance Group, Inc.	1,493	122,098
Selective Insurance Group, Inc.	6,118	570,809
Stewart Information Services Corp.	2,578	192,680
Trupanion, Inc. *	335	14,063
Unico American Corp. *	1,700	94
United Fire Group, Inc.	1,892	39,600
Universal Insurance Holdings, Inc.	2,828	62,669
Unum Group	14,680	872,579
White Mountains Insurance Group Ltd.	170	288,354
		12,881,028
Interactive Media & Services — 0.4%
Bumble, Inc., Class A *@	2,172	13,857
Cargurus, Inc. *	1,272	38,198
Cars.com, Inc. *	3,931	65,884
DHI Group, Inc. *	8,881	16,341
Match Group, Inc. *	6,820	258,069
QuinStreet, Inc. *	858	16,413
Shutterstock, Inc.	1,210	42,798
Snap, Inc., Class A *	24,958	267,051
TripAdvisor, Inc. *	4,913	71,189
Yelp, Inc. *	4,724	165,718
Ziff Davis, Inc. *	2,996	145,785
ZoomInfo Technologies, Inc. *	5,496	56,719
		1,158,022
IT Services — 1.1%
Akamai Technologies, Inc. *	933	94,186
Amdocs Ltd.	5,319	465,306
ASGN, Inc. *	5,178	482,745
DXC Technology Co. *	5,492	113,959
EPAM Systems, Inc. *	273	54,335
Fastly, Inc., Class A *	1,787	13,528
Globant SA *	1,678	332,479
GoDaddy, Inc., Class A *	6,116	958,866
Grid Dynamics Holdings, Inc. *	2,704	37,856
Hackett Group, Inc. (The)	3,495	91,814
Information Services Group, Inc.	2,180	7,194
Kyndryl Holdings, Inc. *	2,623	60,277
MongoDB, Inc. *	181	48,933
Okta, Inc. *	5,003	371,923
Perficient, Inc. *	28	2,113
Twilio, Inc., Class A *	5,176	337,579
		3,473,093
Leisure Equipment & Products — 0.5%
Acushnet Holdings Corp. @	541	34,489
American Outdoor Brands, Inc. *	1,946	17,942
Brunswick Corp.	4,070	341,147
Escalade, Inc.	1,950	27,437
Funko, Inc., Class A *	1,917	23,426
Hasbro, Inc.	3,807	275,322
Johnson Outdoors, Inc., Class A @	1,000	36,200
Malibu Boats, Inc., Class A *	2,116	82,122
Marine Products Corp.	3,930	38,082

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products (Continued)
MasterCraft Boat Holdings, Inc. *	1,583	$28,826
Mattel, Inc. *	16,916	322,250
Polaris, Inc.	3,050	253,882
Smith & Wesson Brands, Inc.	2,884	37,434
Topgolf Callaway Brands Corp. *	5,300	58,194
		1,576,753
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. *@	4,578	23,439
Avantor, Inc. *	7,284	188,437
Azenta, Inc. *	937	45,388
Bio-Rad Laboratories, Inc., Class A *	457	152,903
Bio-Techne Corp.	3,837	306,692
BioLife Solutions, Inc. *	1,278	32,001
Bruker Corp.	5,636	389,222
Charles River Laboratories International, Inc. *	991	195,197
CryoPort, Inc. *	2,607	21,143
Harvard Bioscience, Inc. *	5,522	14,854
Medpace Holdings, Inc. *	2,141	714,666
OmniAb, Inc. *	8,462	35,794
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Repligen Corp. *	2,931	436,192
Revvity, Inc.	2,555	326,401
		2,882,329
Machinery — 5.1%
AGCO Corp.	4,840	473,642
Alamo Group, Inc.	1,213	218,498
Albany International Corp., Class A	2,901	257,754
Allison Transmission Holdings, Inc.	6,647	638,577
Astec Industries, Inc.	1,354	43,247
Barnes Group, Inc.	4,989	201,606
Chart Industries, Inc. *	3,344	415,124
CNH Industrial NV	11,489	127,528
Columbus McKinnon Corp.	2,642	95,112
Commercial Vehicle Group, Inc. *	3,758	12,214
Crane Co.	3,089	488,927
Donaldson Co., Inc.	8,206	604,782
Douglas Dynamics, Inc.	2,507	69,143
Eastern Co. (The)	776	25,181
Enerpac Tool Group Corp.	5,732	240,113
Enpro, Inc.	1,861	301,817
Esab Corp.	418	44,438
ESCO Technologies, Inc.	2,646	341,281
Federal Signal Corp.	5,985	559,358
Flowserve Corp.	2,564	132,533
Franklin Electric Co., Inc.	4,975	521,480
Gorman-Rupp Co. (The)	2,754	107,268
Graco, Inc.	4,511	394,758
Greenbrier Cos., Inc. (The)	2,663	135,520
Helios Technologies, Inc.	2,930	139,761
Hurco Cos., Inc.	1,000	21,070
Hyster-Yale, Inc.	165	10,522
IDEX Corp.	100	21,450
ITT, Inc.	5,131	767,136
John Bean Technologies Corp.	2,745	270,410
Kadant, Inc.	1,029	347,802
Kennametal, Inc.	3,360	87,125
	SHARES	VALUE†
L.B. Foster Co., Class A *@	1,565	$31,973
Lincoln Electric Holdings, Inc.	3,365	646,147
Lindsay Corp.	1,109	138,226
Manitex International, Inc. *	1,300	7,319
Manitowoc Co., Inc. (The) *	3,607	34,699
Middleby Corp. (The) *	2,902	403,755
Miller Industries, Inc.	1,261	76,921
Mueller Industries, Inc.	12,444	922,100
Mueller Water Products, Inc., Class A	15,406	334,310
Nordson Corp.	846	222,185
Omega Flex, Inc.	590	29,453
Oshkosh Corp.	4,130	413,867
Park-Ohio Holdings Corp.	2,182	66,987
Pentair PLC	11,013	1,076,961
Perma-Pipe International Holdings, Inc. *	1,900	24,662
RBC Bearings, Inc. *	336	100,592
Shyft Group, Inc. (The)	3,913	49,108
Snap-on, Inc.	709	205,404
SPX Technologies, Inc. *	4,956	790,284
Standex International Corp.	1,107	202,337
Stanley Black & Decker, Inc.	2,632	289,862
Stratasys Ltd. *	2,061	17,127
Tennant Co.	1,721	165,285
Terex Corp.	6,303	333,492
Timken Co. (The)	6,902	581,770
Titan International, Inc. *	4,338	35,268
Toro Co. (The)	3,825	331,742
Trinity Industries, Inc.	4,908	170,995
Wabash National Corp.	4,414	84,705
Watts Water Technologies, Inc., Class A	2,884	597,536
		16,500,249
Marine Transportation — 0.4%
Costamare, Inc.	5,728	90,044
Kirby Corp. *	4,368	534,774
Matson, Inc.	3,669	523,273
		1,148,091
Media — 1.2%
Altice USA, Inc., Class A *	2,984	7,341
Boston Omaha Corp., Class A *@	1,358	20,193
Cable One, Inc. @	186	65,061
EchoStar Corp., Class A *	1,596	39,613
Entravision Communications Corp., Class A	3,329	6,891
EW Scripps Co. (The), Class A *	7,073	15,879
Fox Corp. Class A	3,642	154,166
Fox Corp. Class B	3,807	147,711
Gannett Co., Inc. *	1	6
GCI Liberty, Inc. *§	8,984	—
Gray Television, Inc.	8,433	45,201
Interpublic Group of Cos., Inc. (The)	12,645	399,961
John Wiley & Sons, Inc., Class A	3,247	156,668
Liberty Broadband Corp., Class A *	824	63,300
Liberty Broadband Corp., Class C *	2,320	179,313
Magnite, Inc. *	3,879	53,724
New York Times Co. (The), Class A	17,457	971,831
News Corp., Class A	19,977	531,987
News Corp., Class B	7,188	200,904
Nexstar Media Group, Inc.	2,102	347,566
Paramount Global, Class A	586	12,810
Paramount Global, Class B	6,684	70,984
PubMatic, Inc., Class A *	3,162	47,019

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Saga Communications, Inc., Class A	664	$9,535
Scholastic Corp.	3,519	112,643
Sinclair, Inc. @	2,132	32,619
Sirius XM Holdings, Inc.	6,101	144,289
TechTarget, Inc. *	3,517	85,991
Thryv Holdings, Inc. *	1,938	33,392
WideOpenWest, Inc. *	4,405	23,126
		3,979,724
Metals & Mining — 1.8%
Alcoa Corp.	13,846	534,179
Alpha Metallurgical Resources, Inc.	886	209,255
Arch Resources, Inc.	1,314	181,542
ATI, Inc. *	13,573	908,169
Carpenter Technology Corp.	3,912	624,277
Century Aluminum Co. *	8,912	144,642
Cleveland-Cliffs, Inc. *	19,094	243,830
Coeur Mining, Inc. *	16,461	113,252
Commercial Metals Co.	12,402	681,614
Ferroglobe PLC	10,242	47,523
Fortitude Gold Corp.	4,671	23,869
Friedman Industries, Inc.	700	11,214
Hecla Mining Co.	30,869	205,896
Kaiser Aluminum Corp.	1,901	137,861
Materion Corp.	2,175	243,296
Metallus, Inc. *	5,303	78,643
MP Materials Corp. *@	4,905	86,573
Olympic Steel, Inc.	1,200	46,800
Radius Recycling, Inc.	2,809	52,079
Reliance, Inc.	260	75,195
Royal Gold, Inc.	4,388	615,636
Ryerson Holding Corp.	4,615	91,885
SunCoke Energy, Inc.	5,320	46,178
Tredegar Corp. *	3,412	24,873
U.S. Steel Corp.	7,027	248,264
Warrior Met Coal, Inc.	738	47,158
Worthington Steel, Inc.	4,458	151,617
		5,875,320
Multi-Utilities — 0.5%
Avista Corp.	6,896	267,220
Black Hills Corp.	6,023	368,126
NiSource, Inc.	19,524	676,507
Northwestern Energy Group, Inc.	4,148	237,348
Unitil Corp.	1,923	116,495
		1,665,696
Oil, Gas & Consumable Fuels — 2.8%
Adams Resources & Energy, Inc.	536	14,472
Amplify Energy Corp. *	1,867	12,192
Antero Midstream Corp.	32,353	486,913
Antero Resources Corp. *	5,180	148,407
APA Corp.	10,265	251,082
Ardmore Shipping Corp.	1,612	29,177
Berry Corp.	4,166	21,413
California Resources Corp.	3,564	187,003
Centrus Energy Corp., Class A *@	1,074	58,909
Chesapeake Energy Corp. @	4,468	367,493
Chord Energy Corp.	804	104,705
Civitas Resources, Inc.	2,093	106,052
Clean Energy Fuels Corp. *	20,279	63,068
CNX Resources Corp. *	16,780	546,525
Comstock Resources, Inc. @	8,676	96,564
CONSOL Energy, Inc.	2,376	248,648
	SHARES	VALUE†
CVR Energy, Inc. @	1,556	$35,835
Delek U.S. Holdings, Inc.	7,082	132,787
DHT Holdings, Inc.	11,638	128,367
Dorian LPG Ltd.	3,332	114,687
DT Midstream, Inc.	1,881	147,959
EnLink Midstream LLC *	27,038	392,321
Evolution Petroleum Corp. @	5,356	28,440
Green Plains, Inc. *	5,096	69,000
Gulfport Energy Corp. *	944	142,874
Hallador Energy Co. *@	3,193	30,110
HF Sinclair Corp.	9,611	428,362
International Seaways, Inc.	4,383	225,987
Kosmos Energy Ltd. *	21,727	87,560
Magnolia Oil & Gas Corp., Class A	7,613	185,909
Marathon Oil Corp.	1,166	31,051
Matador Resources Co.	10,827	535,070
Murphy Oil Corp.	13,521	456,199
NACCO Industries, Inc., Class A	1,000	28,350
New Fortress Energy, Inc. @	3,932	35,742
Nordic American Tankers Ltd. @	8,255	30,296
Northern Oil and Gas, Inc. @	1,306	46,245
Ovintiv, Inc.	6,163	236,105
Par Pacific Holdings, Inc. *	4,135	72,776
PBF Energy, Inc., Class A	10,429	322,778
Peabody Energy Corp. @	3,580	95,013
Permian Resources Corp.	26,947	366,749
Range Resources Corp.	10,825	332,977
REX American Resources Corp. *	2,364	109,430
SandRidge Energy, Inc.	2,175	26,600
Scorpio Tankers, Inc.	2,271	161,922
SFL Corp. Ltd.	4,682	54,171
Sitio Royalties Corp., Class A	3,565	74,295
SM Energy Co.	2,124	84,896
Southwestern Energy Co. *	62,679	445,648
Talos Energy, Inc. *	3,212	33,244
Teekay Corp. *	4,339	39,919
Teekay Tankers Ltd., Class A	1,880	109,510
Texas Pacific Land Corp.	378	334,432
Vitesse Energy, Inc. @	2,544	61,107
World Kinect Corp.	2,783	86,023
		9,103,369
Paper & Forest Products — 0.4%
Clearwater Paper Corp. *	1,838	52,456
Louisiana-Pacific Corp.	7,578	814,332
Mercer International, Inc.	7,857	53,192
Resolute Forest Products, Inc. CVR *¶§	7,629	2,032
Sylvamo Corp.	2,483	213,165
		1,135,177
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	3,915	176,997
Allegiant Travel Co.	441	24,281
American Airlines Group, Inc. *@	12,202	137,150
SkyWest, Inc. *	3,627	308,368
Southwest Airlines Co. @	10,338	306,315
Spirit Airlines, Inc. @	3,315	7,956
United Airlines Holdings, Inc. *	5,444	310,635
		1,271,702
Personal Products — 0.6%
BellRing Brands, Inc. *	7,482	454,307
Coty, Inc., Class A *	46,457	436,231
Edgewell Personal Care Co.	1,878	68,246
elf Beauty, Inc. *	4,063	442,989
Herbalife Ltd. *	600	4,314
Inter Parfums, Inc.	3,488	451,626

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Medifast, Inc. @*	1,290	$24,691
Natural Alternatives International, Inc. *	1,000	5,730
Nature's Sunshine Products, Inc. *	1,700	23,154
Nu Skin Enterprises, Inc., Class A	1,371	10,104
United-Guardian, Inc. @	600	9,528
USANA Health Sciences, Inc. *	2,205	83,614
		2,014,534
Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals, Inc. *	5,315	257,937
ANI Pharmaceuticals, Inc. *	1,669	99,573
Catalent, Inc. *	3,128	189,463
Collegium Pharmaceutical, Inc. *	2,590	100,078
Corcept Therapeutics, Inc. *	7,842	362,928
Edgewise Therapeutics, Inc. *	1,162	31,014
Elanco Animal Health, Inc. *	2,020	29,674
Harmony Biosciences Holdings, Inc. *	1,923	76,920
Innoviva, Inc. *	5,963	115,145
Jazz Pharmaceuticals PLC *	3,398	378,571
Ligand Pharmaceuticals, Inc. *	1,727	172,855
Organon & Co.	7,211	137,946
Pacira BioSciences, Inc. *	1,786	26,879
Perrigo Co. PLC	6,512	170,810
Prestige Consumer Healthcare, Inc. *	5,152	371,459
SIGA Technologies, Inc.	1,900	12,825
Supernus Pharmaceuticals, Inc. *	5,158	160,826
Viatris, Inc.	18,447	214,170
		2,909,073
Professional Services — 3.1%
Barrett Business Services, Inc.	3,196	119,882
CACI International, Inc., Class A *	1,409	710,925
CBIZ, Inc. *	5,331	358,723
Concentrix Corp. @	3,341	171,226
Conduent, Inc. *	5,702	22,979
CRA International, Inc.	773	135,522
CSG Systems International, Inc.	2,945	143,274
Dayforce, Inc. *@	3,385	207,331
ExlService Holdings, Inc. *	17,683	674,606
Exponent, Inc.	5,450	628,276
Forrester Research, Inc. *	2,360	42,504
Franklin Covey Co. *	1,628	66,960
FTI Consulting, Inc. *	3,603	819,899
Genpact Ltd.	9,689	379,906
Heidrick & Struggles International, Inc.	1,928	74,922
Huron Consulting Group, Inc. *	1,957	212,726
ICF International, Inc.	2,012	335,581
Insperity, Inc.	3,407	299,816
KBR, Inc.	12,616	821,680
Kelly Services, Inc., Class A	3,132	67,056
Kforce, Inc.	1,735	106,616
Korn Ferry	4,964	373,491
Leidos Holdings, Inc.	686	111,818
ManpowerGroup, Inc.	2,622	192,769
Mastech Digital, Inc. *	2,122	21,220
Maximus, Inc.	2,874	267,742
NV5 Global, Inc. *	1,602	149,755
Parsons Corp. *	1,163	120,580
Paycom Software, Inc.	137	22,820
Paylocity Holding Corp. *	2,396	395,268
	SHARES	VALUE†
RCM Technologies, Inc. *@	1,296	$26,283
Resources Connection, Inc.	3,396	32,941
Robert Half, Inc.	7,950	535,910
Science Applications International Corp.	2,559	356,392
SS&C Technologies Holdings, Inc.	4,194	311,237
TransUnion	2,321	243,009
TriNet Group, Inc.	3,424	332,025
TrueBlue, Inc. *	3,431	27,071
TTEC Holdings, Inc. @	4,929	28,933
Verra Mobility Corp. *	10,023	278,740
		10,228,414
Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC *	5,956	81,180
Douglas Elliman, Inc. *	8,113	14,847
Forestar Group, Inc. *	3,530	114,266
FRP Holdings, Inc. *	400	11,944
Howard Hughes Holdings, Inc. *	1,369	106,002
Jones Lang LaSalle, Inc. *	3,879	1,046,593
Kennedy-Wilson Holdings, Inc.	8,346	92,223
Marcus & Millichap, Inc.	1,262	50,013
Maui Land & Pineapple Co., Inc. *	2,324	52,174
Newmark Group, Inc., Class A	11,400	177,042
RMR Group, Inc. (The), Class A	1,159	29,415
Seaport Entertainment Group, Inc. *@	152	4,168
St. Joe Co. (The)	3,300	192,423
Stratus Properties, Inc. *	313	8,135
Tejon Ranch Co. *	2,249	39,470
Zillow Group, Inc., Class A *	2,824	174,890
Zillow Group, Inc., Class C *	6,550	418,218
		2,613,003
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc. *	1,272	29,638
Alpha & Omega Semiconductor Ltd. *	2,886	107,128
Ambarella, Inc. *	2,341	132,044
Amkor Technology, Inc.	25,678	785,747
Amtech Systems, Inc. *	2,822	16,368
Axcelis Technologies, Inc. *	3,412	357,748
AXT, Inc. *	1,163	2,814
CEVA, Inc. *	3,095	74,744
Cirrus Logic, Inc. *	3,385	420,451
Cohu, Inc. *	5,114	131,430
Diodes, Inc. *	4,900	314,041
Enphase Energy, Inc. *	2,985	337,365
Entegris, Inc.	230	25,882
FormFactor, Inc. *	8,126	373,796
GSI Technology, Inc. *	4,641	14,155
Ichor Holdings Ltd. *	400	12,724
Kulicke & Soffa Industries, Inc.	5,924	267,350
Lattice Semiconductor Corp. *	12,472	661,889
MACOM Technology Solutions Holdings, Inc. *	2,196	244,327
Magnachip Semiconductor Corp. *	4,588	21,426
MaxLinear, Inc. *	4,476	64,812
NVE Corp.	502	40,095
Onto Innovation, Inc. *	4,376	908,282
PDF Solutions, Inc. *	4,938	156,436
Photronics, Inc. *	7,008	173,518
Power Integrations, Inc.	6,164	395,236
Qorvo, Inc. *	2,760	285,108
Rambus, Inc. *	11,347	479,070

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Silicon Laboratories, Inc. *	3,386	$391,320
Skyworks Solutions, Inc.	243	24,001
Synaptics, Inc. *	4,162	322,888
Ultra Clean Holdings, Inc. *	4,298	171,619
Universal Display Corp.	3,037	637,466
Veeco Instruments, Inc. *	4,666	154,585
Wolfspeed, Inc. *@	7,157	69,423
		8,604,926
Software — 3.1%
A10 Networks, Inc.	4,234	61,139
ACI Worldwide, Inc. *	11,727	596,904
Adeia, Inc.	7,577	90,242
Alarm.com Holdings, Inc. *	2,707	147,992
Altair Engineering, Inc., Class A *	3,033	289,682
American Software, Inc., Class A	4,461	49,919
Aspen Technology, Inc. *	2,122	506,776
Bentley Systems, Inc., Class B	4,082	207,406
Bill Holdings, Inc. *	3,263	172,156
Blackbaud, Inc. *	5,719	484,285
Box, Inc., Class A *	6,867	224,757
CommVault Systems, Inc. *	2,675	411,549
Consensus Cloud Solutions, Inc. *	1,449	34,124
DocuSign, Inc. *	5,868	364,344
Dolby Laboratories, Inc., Class A	2,819	215,738
DoubleVerify Holdings, Inc. *	5,203	87,618
Dropbox, Inc., Class A *	14,286	363,293
Dynatrace, Inc. *	7,032	376,001
eGain Corp. *	4,304	21,950
Elastic NV *	2,292	175,934
Envestnet, Inc. *@	409	25,612
EverCommerce, Inc. *@	921	9,542
Gen Digital, Inc.	20,625	565,744
Guidewire Software, Inc. *	3,956	723,711
InterDigital, Inc. @	2,792	395,431
Jamf Holding Corp. *	3,544	61,488
JFrog Ltd. *	479	13,910
LiveRamp Holdings, Inc. *	7,539	186,816
Manhattan Associates, Inc. *	1,016	285,882
Meridianlink, Inc. *	2,090	42,991
Mitek Systems, Inc. *@	1,166	10,109
N-able, Inc. *	8,171	106,713
Nutanix, Inc., Class A *	4,947	293,110
Olo, Inc., Class A *	2,551	12,653
Ooma, Inc. *	1,297	14,773
PowerSchool Holdings, Inc., Class A *	507	11,565
Procore Technologies, Inc. *	3,536	218,242
Progress Software Corp.	4,772	321,490
Qualys, Inc. *	3,876	497,911
Sapiens International Corp. NV	2,496	93,026
SentinelOne, Inc., Class A *	5,750	137,540
SolarWinds Corp.	5,202	67,886
SPS Commerce, Inc. *	2,160	419,407
Teradata Corp. *	4,213	127,822
UiPath, Inc., Class A *	10,245	131,136
Unity Software, Inc. *@	11,422	258,366
Verint Systems, Inc. *	6,847	173,434
Vertex, Inc., Class A *@	1,558	59,999
Yext, Inc. *	4,488	31,057
		10,179,175
Specialty Retail — 3.4%
1-800-Flowers.com, Inc., Class A *@	3,880	30,768
Abercrombie & Fitch Co., Class A *	3,727	521,407
	SHARES	VALUE†
Academy Sports & Outdoors, Inc.	2,614	$152,553
Advance Auto Parts, Inc. @	3,409	132,917
America's Car-Mart, Inc. *	822	34,458
American Eagle Outfitters, Inc.	19,472	435,978
Asbury Automotive Group, Inc. *	2,143	511,298
AutoNation, Inc. *	4,060	726,415
Bath & Body Works, Inc.	5,771	184,210
Best Buy Co., Inc.	1,982	204,741
Boot Barn Holdings, Inc. *	3,091	517,062
Buckle, Inc. (The)	5,018	220,641
Build-A-Bear Workshop, Inc.	1,640	56,367
Burlington Stores, Inc. *	1,368	360,441
Caleres, Inc.	3,874	128,036
CarMax, Inc. *	4,370	338,151
Cato Corp. (The), Class A	2,638	13,164
Citi Trends, Inc. *@	818	15,027
Destination XL Group, Inc. *	3,560	10,466
Duluth Holdings, Inc., Class B *	1,185	4,456
Five Below, Inc. *	5,505	486,367
Floor & Decor Holdings, Inc., Class A *	4,489	557,399
Foot Locker, Inc.	3,452	89,200
GameStop Corp., Class A *	752	17,243
Gap, Inc. (The)	2,272	50,098
Genesco, Inc. *	1,490	40,483
Group 1 Automotive, Inc.	1,502	575,326
Guess?, Inc. @	3,265	65,724
Haverty Furniture Cos., Inc.	1,983	54,473
Leslie's, Inc. *	6,363	20,107
Lithia Motors, Inc.	1,743	553,646
MarineMax, Inc. *	2,209	77,911
Monro, Inc.	3,090	89,177
Murphy USA, Inc.	2,265	1,116,351
National Vision Holdings, Inc. *	2,877	31,388
ODP Corp. (The) *	3,160	94,010
Penske Automotive Group, Inc.	1,742	282,936
PetMed Express, Inc. @*	2,360	8,685
Revolve Group, Inc. *	706	17,495
RH *	318	106,349
Sally Beauty Holdings, Inc. *	3,610	48,988
Shoe Carnival, Inc.	3,062	134,269
Signet Jewelers Ltd. @	4,741	488,987
Sleep Number Corp. *	3,221	59,009
Sonic Automotive, Inc., Class A	3,080	180,118
Sportsman's Warehouse Holdings, Inc. *	3,058	8,287
Tilly's, Inc., Class A *	1,836	9,364
Upbound Group, Inc.	6,271	200,609
Urban Outfitters, Inc. *	2,086	79,915
Valvoline, Inc. *	6,915	289,393
Victoria's Secret & Co. *	2,341	60,164
Williams-Sonoma, Inc.	3,406	527,657
Winmark Corp.	455	174,233
Zumiez, Inc. *	2,406	51,248
		11,245,165
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd. *	6,340	269,070
Carter's, Inc.	1,288	83,694
Columbia Sportswear Co. @	3,250	270,367
Figs, Inc., Class A *	2,862	19,576
G-III Apparel Group Ltd. *	5,008	152,844
Kontoor Brands, Inc.	2,384	194,964
Lakeland Industries, Inc.	1,669	33,547
Movado Group, Inc.	2,220	41,292
Oxford Industries, Inc.	1,665	144,455
PVH Corp.	1,378	138,944

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Ralph Lauren Corp.	2,279	$441,830
Rocky Brands, Inc.	1,000	31,860
Skechers U.S.A., Inc., Class A *	6,530	436,988
Steven Madden Ltd.	7,918	387,903
Superior Group of Cos., Inc.	2,200	34,078
Tapestry, Inc.	18,072	849,023
Under Armour, Inc., Class A *	2,222	19,798
Under Armour, Inc., Class C *@	1,318	11,018
Unifi, Inc. *	2,394	17,572
VF Corp. @	1,731	34,533
		3,613,356
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	55,232
Universal Corp.	2,612	138,723
Vector Group Ltd.	8,569	127,850
		321,805
Trading Companies & Distributors — 1.7%
Air Lease Corp.	5,985	271,061
Applied Industrial Technologies, Inc.	4,081	910,593
Beacon Roofing Supply, Inc. *	6,560	566,981
Boise Cascade Co.	3,680	518,806
Core & Main, Inc., Class A *	2,709	120,280
Distribution Solutions Group, Inc. *	224	8,626
DNOW, Inc. *	6,508	84,148
DXP Enterprises, Inc. *	1,824	97,329
GATX Corp.	3,309	438,277
Global Industrial Co.	3,603	122,394
GMS, Inc. *	2,900	262,653
H&E Equipment Services, Inc.	3,452	168,043
Herc Holdings, Inc.	2,648	422,171
MRC Global, Inc. *	5,657	72,070
MSC Industrial Direct Co., Inc., Class A	936	80,552
Rush Enterprises, Inc., Class A	7,718	407,742
SiteOne Landscape Supply, Inc. *	413	62,326
Titan Machinery, Inc. *	2,515	35,034
WESCO International, Inc.	4,569	767,501
Willis Lease Finance Corp.	900	133,929
		5,550,516
Water Utilities — 0.5%
American States Water Co.	4,082	339,990
Artesian Resources Corp., Class A	1,177	43,761
California Water Service Group	6,097	330,579
Consolidated Water Co. Ltd.	1,751	44,143
Essential Utilities, Inc.	8,329	321,249
Middlesex Water Co.	2,133	139,157
Pure Cycle Corp. *	1,000	10,770
SJW Group	2,989	173,691
York Water Co. (The)	1,803	67,540
		1,470,880
Wireless Telecommunication Services — 0.0%
Gogo, Inc. *	1,021	7,331
Spok Holdings, Inc.	2,839	42,755
U.S. Cellular Corp. *	1,551	84,762
		134,848
TOTAL COMMON STOCKS
(Identified Cost $157,040,199)		326,437,120
	SHARES	VALUE†
PREFERRED STOCKS — 0.0%
Media — 0.0%
Liberty Broadband Corp., Series A, 7.000%	1,225	$29,253
TOTAL PREFERRED STOCKS
(Identified Cost $4,658)		29,253
RIGHTS AND WARRANTS — 0.0%
Real Estate Management & Development — 0.0%
Seaport Entertainment Group, Inc. 10/10/24 *@	152	448
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		448
SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.690%	264,332	264,332
Collateral For Securities On Loan — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.020%	1,662,230	1,662,230
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,926,562)		1,926,562
Total Investments — 100.5%
(Identified Cost $158,971,419)		328,393,383
Liabilities in excess of Cash and other Assets — (0.5%)		(1,721,253)
Net Assets — 100.0%		$326,672,130
†	See Note 1
*	Non-income producing security.
@	A portion or all of the security was held on loan. As of September 30, 2024, the fair value of the securities on loan was $12,057,101.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CMT — Constant Maturity Treasury

CVR — Contingent Value Rights

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.0%
Australia — 6.7%
Ampol Ltd.	3,807	$80,354
ANZ Group Holdings Ltd.	171,032	3,604,047
Aurizon Holdings Ltd.	293,809	717,031
Bendigo & Adelaide Bank Ltd.	40,324	324,779
BlueScope Steel Ltd.	114,919	1,763,774
Challenger Ltd.	30,072	135,137
Cleanaway Waste Management Ltd.	139,337	283,212
Evolution Mining Ltd.	260,215	834,734
Fortescue Ltd. @	72,441	1,035,698
Harvey Norman Holdings Ltd. @	136,089	465,721
Incitec Pivot Ltd.	195,063	419,405
National Australia Bank Ltd.	240,164	6,201,498
Northern Star Resources Ltd.	136,578	1,507,939
Orica Ltd.	50,333	645,498
Origin Energy Ltd.	168,307	1,164,754
QBE Insurance Group Ltd.	61,986	708,806
Rio Tinto Ltd. @	19,019	1,697,903
Santos Ltd.	542,800	2,634,359
Seven Group Holdings Ltd.	3,940	116,802
Sonic Healthcare Ltd.	60,106	1,131,523
South32 Ltd.	640,447	1,669,255
Suncorp Group Ltd.	169,164	2,115,654
TPG Telecom Ltd. @	41,292	140,452
Westpac Banking Corp.	209,812	4,601,099
Whitehaven Coal Ltd.	137,340	685,539
Woodside Energy Group Ltd. @	157,968	2,752,122
Worley Ltd.	30,039	307,982
Yancoal Australia Ltd. @	73,145	309,987
		38,055,064
Austria — 0.1%
Erste Group Bank AG	1,782	97,694
OMV AG	8,855	378,112
		475,806
Belgium — 0.8%
Ageas SA	21,755	1,160,458
Anheuser-Busch InBev SA/NV	4,376	289,248
KBC Group NV	25,395	2,018,931
Solvay SA @	9,936	389,321
Syensqo SA <>	9,936	880,507
		4,738,465
Canada — 9.7%
Agnico Eagle Mines Ltd.	3,463	278,979
AltaGas Ltd. @	24,518	606,945
ARC Resources Ltd. @	10,357	175,061
Bank of Montreal	1,424	128,496
Bank of Montreal	48,522	4,376,685
Bank of Nova Scotia (The) @	59,376	3,235,398
Bank of Nova Scotia (The) @	18,431	1,004,237
Barrick Gold Corp.	6,661	132,486
Barrick Gold Corp. @	54,649	1,086,969
Brookfield Corp. @	209	11,108
Canadian Imperial Bank of Commerce @	18,668	1,145,095
Canadian Imperial Bank of Commerce @	78,832	4,835,597
Canadian Tire Corp. Ltd., Class A	1,753	210,096
Cenovus Energy, Inc.	95,795	1,602,650
Empire Co. Ltd., Class A	12,486	381,564
Fairfax Financial Holdings Ltd.	3,439	4,342,251
First Quantum Minerals Ltd. *	25,434	346,780
iA Financial Corp., Inc.	16,360	1,356,025
Kinross Gold Corp.	40,702	380,971
Kinross Gold Corp.	173,331	1,623,797
Lundin Mining Corp. @	110,222	1,154,827
	SHARES	VALUE†
Magna International, Inc. @	52,493	$2,154,313
Manulife Financial Corp.	14,500	428,475
MEG Energy Corp.	17,402	326,951
Nutrien Ltd. @	74,537	3,582,248
Pan American Silver Corp. @	9,592	200,185
Suncor Energy, Inc. ¥	67,770	2,501,444
Suncor Energy, Inc.	63,249	2,335,153
Teck Resources Ltd., Class B	64,272	3,357,569
Toronto-Dominion Bank (The) @	113,373	7,171,976
Toronto-Dominion Bank (The)	12,175	769,867
Tourmaline Oil Corp.	49,803	2,312,933
West Fraser Timber Co. Ltd. @	9,956	970,019
Whitecap Resources, Inc. @	20,029	149,575
		54,676,725
China — 0.2%
Prosus NV	19,864	868,101
Denmark — 3.1%
AP Moller - Maersk AS, Class A	191	309,465
AP Moller - Maersk AS, Class B	194	326,204
Carlsberg AS, Class B	15,826	1,884,973
Coloplast AS, Class B	10,731	1,402,159
Danske Bank AS	41,578	1,251,087
Demant AS *	12,776	499,093
DSV AS	16,777	3,463,605
Genmab AS *	4,741	1,146,922
H Lundbeck AS	21,000	135,786
Novo Nordisk A/S, Class B	4,377	514,268
Novonesis (Novozymes), Class B	40,558	2,920,469
Pandora AS	10,165	1,673,535
Rockwool AS, Class B	1,053	494,379
Svitzer AS *	904	37,799
Tryg AS	15,313	363,128
Vestas Wind Systems AS *	60,935	1,345,355
		17,768,227
Finland — 0.6%
Nokia OYJ	18,157	79,310
Nokia OYJ, ADR @	486,141	2,124,436
Nordea Bank Abp @	47,570	560,767
Stora Enso OYJ, Class R @	67,207	860,332
		3,624,845
France — 10.8%
Amundi SA ±	5,568	415,577
Arkema SA	1,539	146,473
AXA SA	4,696	180,500
BNP Paribas SA	57,117	3,913,334
Bollore SE @	89,881	598,805
Bouygues SA	48,843	1,634,349
Carrefour SA	110,447	1,882,273
Cie de Saint-Gobain SA	71,555	6,509,113
Cie Generale des Etablissements Michelin SCA	119,912	4,866,680
Credit Agricole SA	62,747	958,647
Eiffage SA	11,127	1,073,124
Engie SA	231,908	4,005,170
Orange SA	322,578	3,693,112
Publicis Groupe SA	10,335	1,129,732
Renault SA	29,529	1,281,609
Rexel SA	28,911	835,773
Sanofi SA	56,003	6,414,756
Societe Generale SA	68,769	1,710,896
TotalEnergies SE @	297,750	19,389,254
Vinci SA	1,446	168,929
Vivendi SE	40,220	464,722
		61,272,828

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany — 6.3%
BASF SE	68,442	$3,623,033
Bayer AG	93,338	3,150,741
Bayerische Motoren Werke AG	40,060	3,530,855
Commerzbank AG	122,047	2,245,029
Continental AG	13,542	876,418
Covestro AG *±	16,685	1,038,968
Daimler Truck Holding AG	78,818	2,950,569
Deutsche Bank AG	78,840	1,360,115
Deutsche Bank AG	92,725	1,605,070
Deutsche Telekom AG	18,680	548,744
Evonik Industries AG	20,942	489,543
Fresenius Medical Care AG	19,547	830,966
Fresenius SE & Co. KGaA *	34,117	1,299,964
Hapag-Lloyd AG ±	1,127	204,236
Heidelberg Materials AG	25,898	2,813,646
Henkel AG & Co. KGaA	5,672	482,057
Mercedes-Benz Group AG	110,920	7,166,230
RWE AG	22,298	811,151
Siemens Energy AG *	6,205	228,418
Talanx AG	670	56,383
Volkswagen AG	4,164	464,906
		35,777,042
Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	302,500	968,921
Cathay Pacific Airways Ltd. @	230,363	247,436
CK Asset Holdings Ltd.	151,069	664,608
CK Hutchison Holdings Ltd.	305,124	1,754,477
Henderson Land Development Co. Ltd.	112,684	359,483
MTR Corp. Ltd.	74,669	281,911
Sun Hung Kai Properties Ltd.	111,677	1,228,988
Swire Pacific Ltd., Class A	53,500	456,968
Swire Pacific Ltd., Class B	127,500	172,540
WH Group Ltd. ±	1,427,959	1,131,515
		7,266,847
Ireland — 0.2%
AIB Group PLC	53,993	309,226
Bank of Ireland Group PLC	65,003	725,751
		1,034,977
Israel — 0.5%
Bank Hapoalim BM	56,083	560,995
Bank Leumi Le-Israel BM	144,144	1,408,999
Delek Group Ltd.	1,842	215,433
Harel Insurance Investments & Financial Services Ltd.	13,270	128,824
Israel Discount Bank Ltd., Class A	131,550	735,751
Menora Mivtachim Holdings Ltd.	591	17,249
		3,067,251
Italy — 1.7%
Banco BPM SpA	78,217	527,453
Eni SpA @	165,818	2,525,427
UniCredit SpA	147,958	6,483,390
		9,536,270
Japan — 20.4%
AGC, Inc.	48,500	1,568,130
Air Water, Inc.	14,100	197,336
Aisin Corp. @	67,500	740,633
	SHARES	VALUE†
Alfresa Holdings Corp.	15,700	$246,437
Amada Co. Ltd. @	37,100	376,227
Asahi Group Holdings Ltd.	178,200	2,329,092
Asahi Kasei Corp.	191,300	1,440,157
Bridgestone Corp. @	36,800	1,408,245
Brother Industries Ltd.	35,600	688,593
Canon Marketing Japan, Inc.	7,400	239,210
Chiba Bank Ltd. (The)	63,800	511,599
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	110,990
COMSYS Holdings Corp.	2,900	63,054
Concordia Financial Group Ltd. @	111,200	612,770
Cosmo Energy Holdings Co. Ltd.	11,900	646,976
Dai-ichi Life Holdings, Inc.	62,600	1,603,710
Daicel Corp.	29,600	274,427
Daiwa House Industry Co. Ltd.	58,900	1,846,196
Daiwa Securities Group, Inc. @	31,800	222,362
Denso Corp.	45,800	677,321
Dowa Holdings Co. Ltd.	9,600	351,004
ENEOS Holdings, Inc.	470,600	2,549,704
FUJIFILM Holdings Corp.	44,700	1,147,007
Fukuoka Financial Group, Inc.	13,600	347,369
Gunma Bank Ltd. (The)	8,800	53,746
Hachijuni Bank Ltd. (The)	8,600	50,293
Hakuhodo DY Holdings, Inc. @	22,300	181,379
Hankyu Hanshin Holdings, Inc.	26,100	803,021
Haseko Corp. @	30,800	401,273
Hitachi Construction Machinery Co. Ltd. @	8,000	193,202
Honda Motor Co. Ltd.	466,200	4,889,870
Hulic Co. Ltd.	14,700	148,764
Idemitsu Kosan Co. Ltd.	147,000	1,051,425
Iida Group Holdings Co. Ltd. @	14,400	221,523
INFRONEER Holdings, Inc.	12,800	104,422
Inpex Corp.	144,500	1,948,450
Isuzu Motors Ltd. @	85,200	1,144,694
Iyogin Holdings, Inc.	13,300	125,759
J Front Retailing Co. Ltd.	35,100	377,681
Japan Airlines Co. Ltd.	19,000	332,806
Japan Post Holdings Co. Ltd.	71,600	680,505
Japan Post Insurance Co. Ltd. @	4,500	81,531
JFE Holdings, Inc. @	71,300	951,742
Kajima Corp. @	54,000	1,005,232
Kamigumi Co. Ltd.	15,700	356,001
Keihan Holdings Co. Ltd.	1,300	27,397
Kobe Steel Ltd. @	43,300	515,623
Koito Manufacturing Co. Ltd. @	27,300	375,144
Komatsu Ltd.	34,100	940,968
Kubota Corp.	121,600	1,718,348
Kuraray Co. Ltd.	76,400	1,126,664
Kyoto Financial Group, Inc. @	26,000	398,796
Kyushu Financial Group, Inc.	16,500	80,029
Lion Corp.	7,300	82,028
Lixil Corp. @	42,700	509,073
LY Corp.	162,700	474,657
Mabuchi Motor Co. Ltd.	10,200	157,835
Marubeni Corp.	23,300	379,349
Mazda Motor Corp. @	78,600	585,159
Mebuki Financial Group, Inc.	83,070	332,049
Medipal Holdings Corp.	17,700	306,710
MEIJI Holdings Co. Ltd. @	16,000	399,652
Mitsubishi Chemical Group Corp.	185,800	1,187,905
Mitsubishi Corp. @	98,000	2,013,185

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Mitsubishi Electric Corp.	57,800	$926,368
Mitsubishi Estate Co. Ltd.	70,900	1,114,125
Mitsubishi Gas Chemical Co., Inc.	21,400	412,366
Mitsubishi Logistics Corp.	2,500	90,833
Mitsubishi Motors Corp. @	88,400	236,492
Mitsubishi UFJ Financial Group, Inc.	206,400	2,087,336
Mitsubishi UFJ Financial Group, Inc., ADR @	391,058	3,980,970
Mitsui Chemicals, Inc. @	47,200	1,249,581
Mitsui Fudosan Co. Ltd.	162,300	1,510,923
Mizuho Financial Group, Inc. @	116,740	2,384,753
MS&AD Insurance Group Holdings, Inc.	54,484	1,262,353
NEC Corp.	5,300	507,045
NGK Insulators Ltd.	41,200	536,338
NH Foods Ltd.	11,033	409,386
Nikon Corp. @	17,200	177,774
NIPPON EXPRESS HOLDINGS, Inc.	15,900	834,245
Nippon Steel Corp. @	60,327	1,342,326
Nissan Motor Co. Ltd. @	311,000	870,951
Nisshin Seifun Group, Inc.	22,800	288,480
Niterra Co. Ltd. @	18,000	500,331
Nomura Holdings, Inc. @	175,700	908,298
Nomura Real Estate Holdings, Inc. @	23,700	631,725
Obayashi Corp. @	16,600	209,399
Oji Holdings Corp. @	226,000	902,585
Open House Group Co. Ltd. @	7,900	297,092
Panasonic Holdings Corp.	214,900	1,858,554
Resona Holdings, Inc.	206,800	1,435,406
Resonac Holdings Corp.	19,900	509,529
Ricoh Co. Ltd. @	81,000	869,316
Rohm Co. Ltd. @	24,600	274,883
SBI Holdings, Inc. @	20,500	469,977
Seiko Epson Corp.	40,700	747,453
Seino Holdings Co. Ltd. @	20,400	341,644
Sekisui Chemical Co. Ltd.	16,000	248,419
Sekisui House Ltd.	42,700	1,180,656
Seven & i Holdings Co. Ltd.	119,300	1,782,133
Shimizu Corp. @	49,600	339,409
Shizuoka Financial Group, Inc. @	46,000	398,309
Sohgo Security Services Co. Ltd.	12,000	86,415
Sojitz Corp. @	35,820	838,645
Sompo Holdings, Inc.	31,200	694,877
Subaru Corp.	90,700	1,566,307
SUMCO Corp. @	46,300	496,744
Sumitomo Chemical Co. Ltd. @	157,200	445,705
Sumitomo Corp.	84,300	1,873,399
Sumitomo Electric Industries Ltd. @	164,200	2,622,516
Sumitomo Forestry Co. Ltd.	28,900	1,426,652
Sumitomo Heavy Industries Ltd.	26,000	622,300
Sumitomo Metal Mining Co. Ltd. @	31,200	931,496
Sumitomo Mitsui Financial Group, Inc.	213,300	4,519,036
Sumitomo Mitsui Trust Holdings, Inc. @	49,800	1,174,965
Sumitomo Realty & Development Co. Ltd. @	42,000	1,404,432
Sumitomo Rubber Industries Ltd.	42,800	466,787
Suntory Beverage & Food Ltd.	3,700	138,861
Suzuken Co. Ltd.	1,100	38,290
Suzuki Motor Corp. @	103,600	1,147,907
T&D Holdings, Inc. @	7,100	123,253
Taiheiyo Cement Corp.	7,500	175,805
Takashimaya Co. Ltd. @	26,200	208,360
Takeda Pharmaceutical Co. Ltd.	126,173	3,601,933
THK Co. Ltd.	10,700	187,162
	SHARES	VALUE†
Tokyo Tatemono Co. Ltd.	37,600	$600,789
Tokyu Fudosan Holdings Corp.	132,300	907,621
Toray Industries, Inc.	109,100	640,063
Tosoh Corp.	58,300	775,981
Toyo Seikan Group Holdings Ltd.	16,700	261,553
Toyo Tire Corp.	7,400	107,454
Toyoda Gosei Co. Ltd.	15,300	260,278
Toyota Boshoku Corp.	9,700	126,071
Toyota Motor Corp.	162,450	2,873,746
Toyota Tsusho Corp.	48,000	863,315
Yamada Holdings Co. Ltd.	48,000	149,853
Yamaha Motor Co. Ltd.	111,600	993,898
Yamato Holdings Co. Ltd. @	30,000	341,068
Yokohama Rubber Co. Ltd. (The)	27,600	616,811
		115,350,550
Netherlands — 5.0%
ABN AMRO Group NV, GDR ±	42,957	774,883
Aegon Ltd. @	138,307	888,020
Akzo Nobel NV	17,322	1,220,549
ArcelorMittal SA @	53,395	1,402,153
ArcelorMittal SA =	1,708	44,756
ASR Nederland NV @	17,592	861,631
Coca-Cola Europacific Partners PLC	8,210	645,210
HAL Trust	766	100,956
Heineken NV	16,759	1,485,706
ING Groep NV	253,754	4,596,853
JDE Peet's NV @	9,259	193,353
Koninklijke Ahold Delhaize NV	179,778	6,209,717
Koninklijke KPN NV	263,030	1,074,253
Koninklijke Philips NV @*	41,074	1,343,941
Koninklijke Philips NV *¢	35,721	1,169,822
NN Group NV	35,635	1,776,292
Randstad NV @	16,773	832,720
Stellantis NV @	191,757	2,648,540
Stellantis NV @	56,317	791,254
		28,060,609
New Zealand — 0.2%
Auckland International Airport Ltd. @	113,625	539,229
Fletcher Building Ltd. @*	7,996	14,986
Genesis Energy Ltd.	27,074	36,292
Infratil Ltd. @	42,792	333,026
Mercury NZ Ltd. @	40,757	167,010
Port of Tauranga Ltd.	3,033	11,465
Ryman Healthcare Ltd. @*	22,869	62,473
Summerset Group Holdings Ltd.	11,637	88,346
		1,252,827
Norway — 0.7%
Aker BP ASA	22,520	482,711
Aker Solutions ASA	26,878	103,356
Austevoll Seafood ASA	8,619	78,979
DNB Bank ASA	56,542	1,159,457
Norsk Hydro ASA	88,167	571,964
SpareBank 1 SR-Bank ASA	18,440	237,993
Stolt-Nielsen Ltd.	3,929	145,202
Subsea 7 SA	28,831	465,811
Wallenius Wilhelmsen ASA	13,553	159,508
Yara International ASA	13,680	433,101
		3,838,082
Portugal — 0.0%
EDP Renovaveis SA @	8,133	142,226
Singapore — 1.4%
BW LPG Ltd. ±	1,247	17,957
BW LPG Ltd. ±	5,825	83,073

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Singapore (Continued)
CapitaLand Investment Ltd. @	167,400	$406,371
City Developments Ltd.	34,200	143,692
Hongkong Land Holdings Ltd.	101,200	371,404
Keppel Ltd.	241,100	1,243,721
Olam Group Ltd. @	36,500	31,807
Oversea-Chinese Banking Corp. Ltd.	111,749	1,312,904
Seatrium Ltd. @*	297,440	411,938
STMicroelectronics NV	30,560	906,576
United Overseas Bank Ltd.	71,400	1,787,153
UOL Group Ltd.	47,218	204,265
Wilmar International Ltd.	273,400	712,616
		7,633,477
Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA	91,765	991,654
Banco Bilbao Vizcaya Argentaria SA, ADR @	152,951	1,657,989
Banco de Sabadell SA	74,625	158,578
Banco Santander SA	1,631,703	8,356,023
CaixaBank SA	350,839	2,094,836
Repsol SA	211,452	2,788,048
Telefonica SA, ADR @	6,496	31,571
		16,078,699
Sweden — 2.5%
Billerud Aktiebolag	22,377	256,692
Boliden AB @	34,071	1,155,734
Dometic Group AB ±	15,032	89,400
Essity AB, Class B	35,389	1,104,267
Getinge AB, Class B	7,190	154,903
Hexagon AB, Class B @	28,238	303,627
Holmen AB, Class B @	8,941	386,839
Husqvarna AB, Class B @	42,676	298,350
Loomis AB	8,247	271,060
Securitas AB, Class B @	59,785	758,803
Skandinaviska Enskilda Banken AB, Class A	140,768	2,151,886
Skanska AB, Class B	29,166	608,256
SKF AB, Class A	839	16,770
SKF AB, Class B	64,782	1,288,515
SSAB AB, Class A @	29,362	153,751
SSAB AB, Class B @	84,454	432,422
Svenska Cellulosa AB SCA, Class A	244	3,541
Svenska Cellulosa AB SCA, Class B @	25,812	376,028
Svenska Handelsbanken AB, Class A @	54,423	558,653
Svenska Handelsbanken AB, Class B @	1,918	25,193
Swedbank AB, Class A	38,879	824,219
Telefonaktiebolaget LM Ericsson, ADR @	11,013	83,479
Telefonaktiebolaget LM Ericsson, Class B @	172,241	1,301,154
Telia Co. AB	249,241	805,947
Trelleborg AB, Class B	10,544	405,113
Volvo AB, Class B	7,971	210,502
Volvo Car AB, Class B @*	39,107	107,511
		14,132,615
Switzerland — 10.4%
Alcon, Inc. µ	30,384	3,027,092
Baloise Holding AG @	4,379	892,512
Banque Cantonale Vaudoise @	1,642	169,467
	SHARES	VALUE†
Barry Callebaut AG @	172	$318,251
Cie Financiere Richemont SA, Class A	33,824	5,347,257
DSM-Firmenich AG	7,778	1,070,571
Holcim AG	52,368	5,108,409
Julius Baer Group Ltd. @	24,697	1,485,292
Lonza Group AG	4,850	3,063,520
Novartis AG	96,716	11,101,742
Sandoz Group AG	24,470	1,019,740
Sandoz Group AG, ADR	572	23,798
Schindler Holding AG	196	55,696
SIG Group AG @	18,684	416,353
Swatch Group AG (The) @µ	6,226	266,666
Swatch Group AG (The) @µ	882	188,885
Swiss Life Holding AG	4,035	3,365,877
Swiss Prime Site AG @	1,574	176,397
Swiss Re AG	24,442	3,370,215
Swisscom AG	4,128	2,694,772
UBS Group AG	208,557	6,421,688
Zurich Insurance Group AG	15,364	9,254,525
		58,838,725
United Kingdom — 12.6%
Anglo American PLC	64,628	2,098,763
Barclays PLC, ADR	263,827	3,205,498
Barratt Developments PLC	47,310	302,783
BP PLC	299,981	1,570,951
BP PLC, ADR	109,009	3,421,792
British American Tobacco PLC	112,193	4,085,903
BT Group PLC @	1,231,112	2,434,339
Centrica PLC	116,717	182,026
DCC PLC	2,839	193,386
DS Smith PLC	173,685	1,072,337
Endeavour Mining PLC @	6,153	146,222
Flutter Entertainment PLC, Class DI *	3,025	717,772
Glencore PLC *	465,148	2,659,780
HSBC Holdings PLC	18,452	165,088
HSBC Holdings PLC, ADR @	188,706	8,527,624
J Sainsbury PLC	242,304	956,944
Kingfisher PLC	299,798	1,290,624
Lloyds Banking Group PLC	5,403,458	4,247,803
Lloyds Banking Group PLC, ADR @	217,015	677,087
Marks & Spencer Group PLC	24,148	120,293
Natwest Group PLC	364,280	1,674,876
Natwest Group PLC, ADR	116,916	1,094,334
Shell PLC, ADR	349,508	23,050,053
Standard Chartered PLC	184,890	1,960,207
Taylor Wimpey PLC	177,236	389,318
Tesco PLC	378,871	1,816,929
Vodafone Group PLC	3,200,769	3,211,163
Whitbread PLC	4,742	198,690
		71,472,585
TOTAL COMMON STOCKS
(Identified Cost $418,803,703)		554,962,843
PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 8.119%	7,858	649,911
Henkel AG & Co. KGaA, 2.197%	14,026	1,317,740
Porsche Automobil Holding SE, 6.242%	11,784	538,861

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
Germany (Continued)
Volkswagen AG, 9.561%	16,537	$1,751,720
		4,258,232
TOTAL PREFERRED STOCKS
(Identified Cost $5,910,743)		4,258,232
RIGHTS AND WARRANTS — 0.0%
New Zealand — 0.0%
Fletcher Building Ltd. 10/8/24 *<>	2,339	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		—
SHORT-TERM INVESTMENTS — 12.8%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.690%	675,348	675,348
Collateral For Securities On Loan — 12.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.020%	71,761,509	71,761,509
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $72,436,857)		72,436,857
Total Investments — 111.6%
(Identified Cost $497,151,303)		631,657,932
Liabilities, in excess of Cash and Other Assets — (11.6%)		(65,435,891)
Net Assets — 100.0%		$566,222,041
†	See Note 1
@	A portion or all of the security was held on loan. As of September 30, 2024, the fair value of the securities on loan was $118,465,013.
*	Non-income producing security.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2024 amounted to $3,755,609 or 0.66% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

SA International Small Company Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Others — 100.1%
DFA International Small Company Portfolio £	12,533,971	$266,722,905
TOTAL MUTUAL FUNDS (Identified Cost $128,251,417)		266,722,905
Total Investments — 100.1% (Identified Cost $128,251,417)		266,722,905
Liabilities in excess of Cash and Other Assets — (0.1%)		(173,938)
Net Assets — 100.0%		$266,548,967
†	See Note 1
£

The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com.

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Belgium — 0.1%
Titan Cement International SA	2,956	$117,470
Brazil — 2.9%
Atacadao SA *	28,162	47,818
Azzas 2154 SA	1,509	11,681
Banco Bradesco SA	70,133	168,519
Banco Bradesco SA, ADR	136,380	362,771
Banco do Brasil SA	102,996	513,874
Banco Santander Brasil SA	8,930	46,537
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,700	21,750
BRF SA *	22,992	99,815
C&A Modas SA *	15,100	29,104
Camil Alimentos SA	8,900	14,083
Cia Siderurgica Nacional SA	34,656	82,001
Cia Siderurgica Nacional SA, ADR	17,252	41,232
Cogna Educacao SA *	137,975	32,419
Cosan SA	49,993	120,034
Cruzeiro do Sul Educacional SA	30,500	18,755
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,874	104,994
Dexco SA	34,954	54,859
Diagnosticos da America SA *	3,900	1,926
Gerdau SA, ADR	103,904	363,664
Grupo Casas Bahia SA *	5,728	5,194
Grupo SBF SA	5,100	15,447
Hapvida Participacoes e Investimentos SA *±	242,052	177,728
Iochpe Maxion SA	12,197	24,427
IRB Brasil Resseguros SA *	4,222	34,689
Jalles Machado SA	15,681	18,652
JBS SA	49,772	288,982
JHSF Participacoes SA	40,831	30,805
Lojas Renner SA	17,087	56,646
LWSA SA *±	35,208	27,015
Movida Participacoes SA *	18,600	21,066
Natura & Co. Holding SA	62,208	160,439
Petroleo Brasileiro SA	304,259	2,193,265
Petroreconcavo SA	10,435	33,942
Suzano SA	8,232	82,264
Tupy SA	3,847	18,156
Vale SA	20,412	237,966
Vale SA, ADR	60,669	708,614
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	20,001
		6,291,134

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. @±	13,200	9,763
Canada — 0.0%
China Gold International Resources Corp. Ltd. *	3,700	17,372
Cayman Islands — 0.0%
Baozun, Inc., Class A *	4,600	5,539
Edvantage Group Holdings Ltd.	32,244	9,789
Fulgent Sun International Holding Co. Ltd.	8,000	31,346
Gourmet Master Co. Ltd.	5,000	14,314
		60,988

Chile — 0.4%
CAP SA *	4,662	31,260
Cencosud SA	18,885	38,114
Cia Sud Americana de Vapores SA	1,034,584	63,274
Empresa Nacional de Telecomunicaciones SA	13,467	47,156
	SHARES	VALUE†
Empresas CMPC SA	72,883	$126,753
Empresas Copec SA	28,747	192,435
Enel Americas SA	1,098,585	112,131
Falabella SA *	31,620	117,085
Inversiones Aguas Metropolitanas SA	51,819	40,508
PAZ Corp. SA	9,073	4,742
Ripley Corp. SA *	81,141	24,082
Salfacorp SA	43,853	26,088
Sigdo Koppers SA	27,803	32,462
SMU SA	215,040	34,911
Sociedad Matriz SAAM SA	298,644	34,537
SONDA SA	83,103	31,882
Vina Concha y Toro SA	23,908	29,424
		986,844
China — 27.2%
360 Security Technology, Inc., Class A	20,500	25,742
361 Degrees International Ltd.	71,000	38,816
3SBio, Inc. ±	106,000	93,676
A-Living Smart City Services Co. Ltd. @±	52,500	23,434
AAC Technologies Holdings, Inc.	60,500	248,262
Advanced Technology & Materials Co. Ltd., Class A	13,900	19,376
Agricultural Bank of China Ltd., Class H	1,776,000	836,157
Alibaba Group Holding Ltd.	405,210	5,733,723
Alibaba Group Holding Ltd., ADR	550	58,366
Aluminum Corp. of China Ltd., Class H	178,000	141,505
Angang Steel Co. Ltd., Class H *	142,999	28,512
Anhui Conch Cement Co. Ltd., Class H	97,500	286,586
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	7,836
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	19,898
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	5,040
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	13,572
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	26,482
Anjoy Foods Group Co. Ltd., Class A	2,200	31,150
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	12,028
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	26,255
AviChina Industry & Technology Co. Ltd., Class H	254,000	124,160
BAIC Motor Corp. Ltd., Class H ±	145,000	41,968
Baidu, Inc., ADR *@	11,412	1,201,569
Baidu, Inc., Class A *	6,850	93,050
Bank of Beijing Co. Ltd., Class A	98,400	81,905
Bank of Changsha Co. Ltd., Class A	25,500	30,421
Bank of Chengdu Co. Ltd., Class A	26,000	58,366
Bank of China Ltd., Class H	5,005,902	2,363,264
Bank of Chongqing Co. Ltd., Class H @	46,500	32,061
Bank of Communications Co. Ltd., Class H	529,400	405,877
Bank of Guiyang Co. Ltd., Class A	22,500	19,434
Bank of Hangzhou Co. Ltd., Class A	32,101	64,512
Bank of Jiangsu Co. Ltd., Class A	80,100	95,899
Bank of Nanjing Co. Ltd., Class A	61,300	95,671
Bank of Ningbo Co. Ltd., Class A	38,780	142,051
Bank of Shanghai Co. Ltd., Class A	68,500	77,032
Bank of Suzhou Co. Ltd., Class A	22,220	25,621
Baoshan Iron & Steel Co. Ltd., Class A	100,300	99,212
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	22,371

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	$16,671
Beijing Enterprises Holdings Ltd.	46,000	165,092
Beijing Enterprises Water Group Ltd.	448,000	139,462
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	9,317
Beijing Jetsen Technology Co. Ltd., Class A *	28,600	22,379
Beijing New Building Materials PLC, Class A	5,600	26,323
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	10,297
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,858
Beijing Shougang Co. Ltd., Class A	27,500	13,327
Beijing Sinnet Technology Co. Ltd., Class A	15,900	23,841
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	10,047
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	15,393
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	92,975
Beiqi Foton Motor Co. Ltd., Class A *	66,600	25,914
BGI Genomics Co. Ltd., Class A	1,800	12,163
BOC International China Co. Ltd., Class A	14,300	25,681
BOE Technology Group Co. Ltd., Class A	220,300	140,354
Bohai Leasing Co. Ltd., Class A *	64,900	28,028
Bright Dairy & Food Co. Ltd., Class A	7,700	10,163
Brilliance China Automotive Holdings Ltd.	178,000	68,921
BTG Hotels Group Co. Ltd., Class A	5,700	12,024
BYD Electronic International Co. Ltd.	14,000	58,620
C C Land Holdings Ltd. *@	106,500	17,810
C&D International Investment Group Ltd. @	44,477	96,348
Caitong Securities Co. Ltd., Class A	15,470	19,227
Canmax Technologies Co. Ltd., Class A	4,800	16,885
CECEP Solar Energy Co. Ltd., Class A	30,100	21,965
CECEP Wind-Power Corp., Class A	49,010	22,982
CGN New Energy Holdings Co. Ltd. @	130,000	43,145
Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	39,156
Changjiang Securities Co. Ltd., Class A	39,900	41,060
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	14,974
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	10,643
Chengxin Lithium Group Co. Ltd., Class A	5,600	12,204
China Baoan Group Co. Ltd., Class A	9,000	12,327
China BlueChemical Ltd., Class H	58,000	15,743
China Bohai Bank Co. Ltd., Class H *±	141,000	18,863
China CAMC Engineering Co. Ltd., Class A	20,600	24,340
China Cinda Asset Management Co. Ltd., Class H	281,000	39,039
China Citic Bank Corp. Ltd., Class H	613,000	391,116
China Coal Energy Co. Ltd., Class H	181,000	225,847
China Communications Services Corp. Ltd., Class H	231,600	125,425
China Conch Venture Holdings Ltd.	61,500	60,678
China Construction Bank Corp., Class H	6,714,810	5,078,961
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	22,887
China Education Group Holdings Ltd.	32,701	22,968
	SHARES	VALUE†
China Energy Engineering Corp. Ltd., Class A	88,674	$30,459
China Energy Engineering Corp. Ltd., Class H @	152,000	19,357
China Everbright Bank Co. Ltd., Class H	241,000	81,844
China Feihe Ltd. ±	243,000	183,801
China Foods Ltd.	86,000	30,644
China Galaxy Securities Co. Ltd., Class H	106,500	99,460
China Gas Holdings Ltd.	228,400	212,421
China Great Wall Securities Co. Ltd., Class A	8,500	11,134
China Greatwall Technology Group Co. Ltd., Class A *	15,387	22,764
China Hongqiao Group Ltd.	189,000	315,087
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	58,715
China Jushi Co. Ltd., Class A	22,631	37,933
China Lesso Group Holdings Ltd.	100,000	50,811
China Lilang Ltd.	31,000	16,788
China Medical System Holdings Ltd.	97,000	111,676
China Meheco Group Co. Ltd., Class A	13,860	23,014
China Mengniu Dairy Co. Ltd.	190,000	457,045
China Merchants Bank Co. Ltd., Class H	164,000	813,265
China Merchants Energy Shipping Co. Ltd., Class A	27,400	31,399
China Merchants Port Holdings Co. Ltd.	99,712	158,793
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	8,160
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	38,412
China Minsheng Banking Corp. Ltd., Class H	395,880	161,431
China National Accord Medicines Corp. Ltd., Class A	6,760	30,475
China National Building Material Co. Ltd., Class H @	396,850	174,589
China National Chemical Engineering Co. Ltd., Class A	38,700	45,451
China National Nuclear Power Co. Ltd., Class A	53,700	85,340
China New Higher Education Group Ltd. ±	74,000	19,133
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd., Class A *	15,100	11,148
China Nonferrous Mining Corp. Ltd.	102,000	84,105
China Oilfield Services Ltd., Class H	102,000	93,815
China Overseas Grand Oceans Group Ltd. @	141,402	38,380
China Overseas Land & Investment Ltd.	236,000	483,302
China Pacific Insurance Group Co. Ltd., Class H	73,800	265,814
China Petroleum & Chemical Corp., Class H	1,946,400	1,211,829
China Railway Group Ltd., Class H	291,000	152,727
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	12,479
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	62,292
China Reinsurance Group Corp., Class H	422,000	45,599
China Resources Building Materials Technology Holdings Ltd.	238,000	67,354

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	$21,389
China Resources Gas Group Ltd.	24,000	96,786
China Resources Land Ltd.	285,000	1,050,348
China Resources Medical Holdings Co. Ltd.	71,500	39,917
China Resources Pharmaceutical Group Ltd. ±	134,500	103,983
China Risun Group Ltd. @	58,000	23,576
China Shanshui Cement Group Ltd. *	53,000	3,750
China Shenhua Energy Co. Ltd., Class H	134,500	606,421
China Shineway Pharmaceutical Group Ltd.	36,000	42,975
China South Publishing & Media Group Co. Ltd., Class A	11,600	23,015
China State Construction Engineering Corp. Ltd., Class A	191,200	168,415
China State Construction International Holdings Ltd.	50,000	77,825
China Sunshine Paper Holdings Co. Ltd. *	26,000	7,191
China Taiping Insurance Holdings Co. Ltd.	91,000	146,324
China Tianrui Group Cement Co. Ltd. *@§	11,000	51
China Tower Corp. Ltd., Class H ±	3,648,000	483,344
China Traditional Chinese Medicine Holdings Co. Ltd. *	260,000	146,491
China TransInfo Technology Co. Ltd., Class A	6,900	9,274
China Travel International Investment Hong Kong Ltd.	180,000	27,091
China Vanke Co. Ltd., Class H *@	133,972	128,391
China Yongda Automobiles Services Holdings Ltd. @	84,000	19,990
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	23,030
China Zheshang Bank Co. Ltd., Class H @	124,800	35,318
Chinasoft International Ltd. @	164,000	110,123
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	20,482
Chlitina Holding Ltd.	3,090	14,939
Chongqing Changan Automobile Co. Ltd., Class A	30,030	63,689
Chongqing Department Store Co. Ltd., Class A	2,400	8,538
Chongqing Rural Commercial Bank Co. Ltd., Class H	226,000	117,159
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	10,300	12,963
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,000	33,303
CIMC Enric Holdings Ltd.	74,000	65,396
CITIC Ltd.	356,000	420,394
CMOC Group Ltd., Class H	27,000	26,500
CNGR Advanced Material Co. Ltd., Class A	2,520	14,424
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	13,214
CNOOC Energy Technology & Services Ltd., Class A	62,100	40,184
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	16,926
COFCO Biotechnology Co. Ltd., Class A *	15,100	12,461
COFCO Joycome Foods Ltd. *@	128,000	27,333
COFCO Sugar Holding Co. Ltd., Class A	15,600	22,835
Concord New Energy Group Ltd.	420,000	30,796
Consun Pharmaceutical Group Ltd.	23,000	21,036
	SHARES	VALUE†
COSCO Shipping Development Co. Ltd., Class H	324,200	$43,372
COSCO Shipping Energy Transportation Co. Ltd., Class H @	74,000	90,146
COSCO Shipping Holdings Co. Ltd., Class H	244,199	409,624
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	17,757
COSCO SHIPPING Ports Ltd. @	162,485	99,073
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	24,600	23,772
CPMC Holdings Ltd. *	53,000	47,451
CRRC Corp. Ltd., Class H	177,000	115,665
CSG Holding Co. Ltd., Class A	19,500	16,064
CSPC Pharmaceutical Group Ltd.	26,000	20,235
CSSC Hong Kong Shipping Co. Ltd.	70,000	15,488
CTS International Logistics Corp. Ltd., Class A	11,000	9,987
Daqin Railway Co. Ltd., Class A	85,800	83,891
DHC Software Co. Ltd., Class A	28,100	22,909
Dian Diagnostics Group Co. Ltd., Class A	4,800	9,339
Digital China Group Co. Ltd., Class A	6,900	30,271
Digital China Holdings Ltd.	62,000	23,607
Dongfang Electric Corp. Ltd., Class H @	21,000	28,689
Dongxing Securities Co. Ltd., Class A	12,000	18,728
Dongyue Group Ltd.	104,000	103,949
E-Commodities Holdings Ltd.	94,000	18,742
Easyhome New Retail Group Co. Ltd., Class A	51,400	21,465
EEKA Fashion Holdings Ltd.	8,000	9,900
Essex Bio-technology Ltd.	37,000	12,851
Fangda Carbon New Material Co. Ltd., Class A	15,700	11,189
Fangda Special Steel Technology Co. Ltd., Class A	19,000	11,834
Far East Horizon Ltd.	187,000	136,873
FAW Jiefang Group Co. Ltd., Class A	24,100	31,842
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	14,186
FIH Mobile Ltd. *@	45,000	5,210
FinVolution Group, ADR	11,439	70,693
Fosun International Ltd.	195,500	125,239
Founder Securities Co. Ltd., Class A	23,800	31,683
Fu Shou Yuan International Group Ltd.	72,000	42,049
Fufeng Group Ltd.	153,000	94,864
Fujian Funeng Co. Ltd., Class A	18,330	27,118
Ganfeng Lithium Group Co. Ltd., Class H ±	12,000	34,577
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	7,088
GCL Energy Technology Co. Ltd., Class A	4,200	5,058
GCL Technology Holdings Ltd. *	395,000	71,136
GDS Holdings Ltd., Class A *	22,400	62,960
Geely Automobile Holdings Ltd.	455,000	712,890
GEM Co. Ltd., Class A	33,500	34,044
Gemdale Corp., Class A	19,200	14,969
Genertec Universal Medical Group Co. Ltd. ±	75,500	49,143
GF Securities Co. Ltd., Class H	64,200	89,026
Giant Network Group Co. Ltd., Class A	9,400	15,823
GoerTek, Inc., Class A	18,300	59,130
Goldwind Science & Technology Co. Ltd., Class H @	47,800	36,032
Gotion High-tech Co. Ltd., Class A	5,100	16,791
Grand Pharmaceutical Group Ltd.	88,500	59,198
Greatview Aseptic Packaging Co. Ltd.	88,000	27,847

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,200	$49,197
Greentown China Holdings Ltd.	78,500	92,497
Greentown Service Group Co. Ltd. @	102,000	61,275
GRG Banking Equipment Co. Ltd., Class A	12,500	20,845
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	23,875
Guangdong HEC Technology Holding Co. Ltd., Class A	11,800	13,320
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	20,599
Guangdong Tapai Group Co. Ltd., Class A	9,300	10,750
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	9,440
Guanghui Energy Co. Ltd., Class A	48,700	49,907
Guangshen Railway Co. Ltd., Class H	82,000	23,522
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	26,546
Guangzhou Automobile Group Co. Ltd., Class H @	188,000	73,760
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,300	12,374
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	42,399
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	33,755
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	17,718
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	7,755
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	16,994
Guosen Securities Co. Ltd., Class A	22,400	37,769
Guosheng Financial Holding, Inc., Class A *	14,131	25,055
Haier Smart Home Co. Ltd., Class A	20,500	93,938
Hainan Meilan International Airport Co. Ltd., Class H *@	23,000	26,125
Haitian International Holdings Ltd.	33,000	106,125
Haitong Securities Co. Ltd., Class H @	169,600	79,129
Han's Laser Technology Industry Group Co. Ltd., Class A	8,900	29,848
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	37,013
Hangzhou Great Star Industrial Co. Ltd., Class A	4,400	19,661
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	9,581
Harbin Electric Co. Ltd., Class H @	74,000	25,606
Health & Happiness H&H International Holdings Ltd.	18,500	27,177
Hello Group, Inc., ADR	12,302	93,618
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	17,983
Hengan International Group Co. Ltd.	42,000	144,793
Hengli Petrochemical Co. Ltd., Class A	35,500	79,236
Hengtong Optic-electric Co. Ltd., Class A	9,680	23,330
Hengyi Petrochemical Co. Ltd., Class A	25,000	24,978
Hesteel Co. Ltd., Class A	65,500	20,725
	SHARES	VALUE†
Hisense Visual Technology Co. Ltd., Class A	8,800	$28,070
HLA Group Corp. Ltd., Class A	24,000	25,929
Hopson Development Holdings Ltd. *@	101,900	63,312
Horizon Construction Development Ltd. *	115,553	24,080
Hoshine Silicon Industry Co. Ltd., Class A	4,200	35,935
Hoyuan Green Energy Co. Ltd., Class A	3,300	7,977
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd. ±	41,000	110,229
Huafon Chemical Co. Ltd., Class A	27,754	33,228
Huaibei Mining Holdings Co. Ltd., Class A	10,400	26,696
Huapont Life Sciences Co. Ltd., Class A	27,600	18,686
Huatai Securities Co. Ltd., Class H ±	58,600	94,377
Huaxi Securities Co. Ltd., Class A	12,600	15,786
Huaxia Bank Co. Ltd., Class A	43,300	45,854
Huaxin Cement Co. Ltd., Class A	7,000	14,197
Huaxin Cement Co. Ltd., Class H @	17,700	19,536
Huayu Automotive Systems Co. Ltd., Class A	17,500	44,722
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	19,642
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	30,145
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	25,022
Humanwell Healthcare Group Co. Ltd., Class A	9,700	29,158
Hunan Valin Steel Co. Ltd., Class A	47,300	31,686
Hygeia Healthcare Holdings Co. Ltd. *@±	22,400	68,291
Hytera Communications Corp. Ltd., Class A *	23,400	22,246
Industrial & Commercial Bank of China Ltd., Class H	4,045,000	2,414,351
Industrial Bank Co. Ltd., Class A	101,900	279,872
Industrial Securities Co. Ltd., Class A	52,910	51,431
Infore Environment Technology Group Co. Ltd., Class A	12,400	8,271
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	41,908
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	33,882
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	17,214
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	36,178
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	33,334
Intco Medical Technology Co. Ltd., Class A	5,700	22,772
iQIYI, Inc., ADR *	26,467	75,696
IRICO Display Devices Co. Ltd., Class A *	22,000	23,455
JA Solar Technology Co. Ltd., Class A	14,800	28,583
JCET Group Co. Ltd., Class A	7,595	38,245
JD Health International, Inc. *±	41,150	185,269
JD Logistics, Inc. *±	100,800	181,532
JD.com, Inc., Class A	116,650	2,507,408
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	22,220	23,277
Jiangsu Eastern Shenghong Co. Ltd., Class A	24,600	32,538
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	11,518

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	$21,168
Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,320	14,149
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	25,163
Jiangsu Shagang Co. Ltd., Class A	38,000	32,388
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	17,975
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	25,389
Jiangxi Copper Co. Ltd., Class H	70,000	142,452
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	18,031
JinkoSolar Holding Co. Ltd., ADR @	3,545	95,077
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	36,452
Jinneng Science&Technology Co. Ltd., Class A	10,600	8,914
Jinxin Fertility Group Ltd. @±	72,000	33,898
Jiumaojiu International Holdings Ltd. @±	74,000	47,120
Jizhong Energy Resources Co. Ltd., Class A	21,200	20,124
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	31,637
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	23,555
Ju Teng International Holdings Ltd. *	56,000	7,492
Kingboard Holdings Ltd.	71,500	181,191
Kingfa Sci & Tech Co. Ltd., Class A	13,400	16,005
Kunlun Energy Co. Ltd.	354,000	365,209
Lao Feng Xiang Co. Ltd., Class A	2,700	24,190
LB Group Co. Ltd., Class A	11,200	33,156
Legend Holdings Corp., Class H *±	38,400	35,417
Lens Technology Co. Ltd., Class A	14,740	42,963
Leo Group Co. Ltd., Class A	48,000	12,657
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	27,594
LexinFintech Holdings Ltd., ADR	4,235	11,519
Leyard Optoelectronic Co. Ltd., Class A	20,300	15,190
Li Ning Co. Ltd.	119,500	302,829
Lianhe Chemical Technology Co. Ltd., Class A	6,700	5,653
Lingyi iTech Guangdong Co., Class A	19,600	20,980
Livzon Pharmaceutical Group, Inc., Class H	6,800	25,848
Loncin Motor Co. Ltd., Class A	21,600	24,352
Longfor Group Holdings Ltd. @±	133,000	257,314
LONGi Green Energy Technology Co. Ltd., Class A	24,500	61,319
Lonking Holdings Ltd.	158,000	33,739
Luenmei Quantum Co. Ltd., Class A	13,300	11,222
Luxi Chemical Group Co. Ltd., Class A	8,600	15,334
Luye Pharma Group Ltd. *±	161,500	69,596
Maccura Biotechnology Co. Ltd., Class A	3,800	7,902
Mango Excellent Media Co. Ltd., Class A	12,700	47,642
Maoyan Entertainment *@±	21,200	23,589
Metallurgical Corp. of China Ltd., Class H @	225,000	46,020
Ming Yang Smart Energy Group Ltd., Class A	6,800	10,467
Mingfa Group International Co. Ltd. *	91,000	2,341
Minth Group Ltd. *	56,000	115,258
MLS Co. Ltd., Class A	20,000	25,313
MMG Ltd. *	330,400	117,729
	SHARES	VALUE†
Morimatsu International Holdings Co. Ltd.	10,000	$7,114
Nanjing Iron & Steel Co. Ltd., Class A	36,600	25,300
Nanjing Tanker Corp., Class A *	42,600	21,008
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	6,638
NetDragon Websoft Holdings Ltd.	25,500	38,247
New China Life Insurance Co. Ltd., Class H	43,800	136,631
Newland Digital Technology Co. Ltd., Class A	10,000	24,387
Nexteer Automotive Group Ltd. @	69,000	29,557
Nine Dragons Paper Holdings Ltd. *	109,000	57,908
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	18,624
Ningbo Joyson Electronic Corp., Class A	5,200	12,785
Ningbo Shanshan Co. Ltd., Class A	16,300	21,652
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	18,171
Noah Holdings Ltd., ADR	1,082	13,341
Northeast Securities Co. Ltd., Class A	8,500	9,934
Offshore Oil Engineering Co. Ltd., Class A	27,400	22,729
Onewo, Inc., Class H @	10,700	35,511
ORG Technology Co. Ltd., Class A	26,800	18,984
Oriental Energy Co. Ltd., Class A *	11,300	15,623
Oriental Pearl Group Co. Ltd., Class A	10,700	11,453
PAX Global Technology Ltd.	47,000	31,439
People's Insurance Co. Group of China Ltd. (The), Class H	212,000	101,175
PetroChina Co. Ltd., Class H	1,710,000	1,394,599
PICC Property & Casualty Co. Ltd., Class H	222,000	328,980
Ping An Insurance Group Co. of China Ltd., Class H	488,500	3,151,370
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	24,838
Poly Property Group Co. Ltd.	200,431	45,893
Poly Property Services Co. Ltd., Class H	7,200	31,907
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	341,549
Power Construction Corp. of China Ltd., Class A	84,900	68,248
Qifu Technology, Inc., ADR	2,340	69,755
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	17,808
Qingdao Port International Co. Ltd. Class H ±	35,000	26,834
Redco Properties Group Ltd. *@±§	80,000	—
Renhe Pharmacy Co. Ltd., Class A	19,700	17,942
Risen Energy Co. Ltd., Class A	6,400	12,597
SAIC Motor Corp. Ltd., Class A	29,700	61,931
Sanan Optoelectronics Co. Ltd., Class A	11,300	20,068
Sansteel Minguang Co. Ltd. Fujian, Class A *	13,700	7,010
Sansure Biotech, Inc., Class A	3,333	10,214
Sany Heavy Equipment International Holdings Co. Ltd. @	64,000	47,914
Sany Heavy Industry Co. Ltd., Class A	20,100	54,088
Satellite Chemical Co. Ltd., Class A	17,026	45,307
Sealand Securities Co. Ltd., Class A	24,800	17,073
Seazen Group Ltd. *@	70,000	22,872
Seazen Holdings Co. Ltd., Class A *	13,800	28,245
SF Holding Co. Ltd., Class A	8,300	53,211
Shaanxi Coal Industry Co. Ltd., Class A	31,937	125,543
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	39,114
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	23,485
Shandong Chenming Paper Holdings Ltd., Class H *	35,250	8,570

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	20,600	$17,910
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	17,810
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,010	22,434
Shandong Humon Smelting Co. Ltd., Class A	10,800	17,317
Shandong Linglong Tyre Co. Ltd., Class A	7,700	22,103
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	23,660
Shandong Publishing & Media Co. Ltd., Class A	13,000	23,976
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	36,109
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	153,600	111,043
Shanghai AJ Group Co. Ltd., Class A	16,900	14,934
Shanghai Construction Group Co. Ltd., Class A	55,900	19,520
Shanghai Electric Group Co. Ltd., Class H *	166,000	37,369
Shanghai Environment Group Co. Ltd., Class A	13,920	16,745
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	24,000	48,100
Shanghai Industrial Holdings Ltd.	45,000	70,158
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,900	35,277
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	14,271
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	21,166
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	14,167
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	49,000	79,924
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	171,670
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,900	18,964
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	41,887
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	24,155
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	16,368
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	26,537
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	54,367
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	16,700	23,731
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	26,900	67,671
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	23,227
Shanxi Securities Co. Ltd., Class A	24,700	23,235
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	34,300	19,262
	SHARES	VALUE†
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	$11,392
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	14,075
Shenzhen Airport Co. Ltd., Class A	16,200	16,371
Shenzhen Aisidi Co. Ltd., Class A	14,200	22,465
Shenzhen Huaqiang Industry Co. Ltd., Class A	5,900	24,715
Shenzhen International Holdings Ltd.	107,733	95,761
Shenzhen Investment Ltd.	323,060	41,973
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	6,467
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	13,900
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	23,849
Shenzhen MTC Co. Ltd., Class A	42,300	32,436
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	10,531
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	17,979
Shenzhen Sunway Communication Co. Ltd., Class A	4,700	15,541
Shenzhen Tagen Group Co. Ltd., Class A	25,000	15,963
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	20,539
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	17,963
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	22,552
Shoucheng Holdings Ltd. @	58,400	10,367
Shougang Fushan Resources Group Ltd.	219,790	83,405
Shui On Land Ltd. @	280,000	29,535
Sichuan Changhong Electric Co. Ltd., Class A	31,500	26,534
Sichuan Development Lomon Co. Ltd., Class A	13,600	18,822
Sichuan Hebang Biotechnology Co. Ltd., Class A *	84,300	25,112
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	8,100	36,944
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	28,897
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	13,014
Sihuan Pharmaceutical Holdings Group Ltd.	325,000	27,174
Sinofert Holdings Ltd.	244,000	36,723
Sinoma International Engineering Co., Class A	14,600	23,931
Sinoma Science & Technology Co. Ltd., Class A	11,000	20,021
Sinomine Resource Group Co. Ltd., Class A	5,700	29,686
Sinopec Engineering Group Co. Ltd., Class H	111,000	76,819
Sinopec Kantons Holdings Ltd.	64,000	37,624
Sinopec Shanghai Petrochemical Co. Ltd., Class H *	108,000	16,671
Sinopharm Group Co. Ltd., Class H	140,400	375,659
Sinotrans Ltd., Class H	145,000	74,236
Sinotruk Hong Kong Ltd.	49,000	147,179
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	6,936
Skyworth Group Ltd.	133,484	60,442

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
SooChow Securities Co. Ltd., Class A	20,280	$24,338
STO Express Co. Ltd., Class A	15,900	26,129
Sun Art Retail Group Ltd. @<>	172,500	39,720
Sun King Technology Group Ltd. *	54,000	8,613
Suning Universal Co. Ltd., Class A	32,100	11,026
Suzhou Anjie Technology Co. Ltd., Class A	10,500	25,277
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,500	15,098
Tangshan Jidong Cement Co. Ltd., Class A *	10,000	7,953
TangShan Port Group Co. Ltd., Class A	55,900	41,191
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	9,755
TBEA Co. Ltd., Class A	27,300	56,965
TCL Electronics Holdings Ltd.	69,667	51,351
TCL Technology Group Corp., Class A	78,540	51,270
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	16,000	23,626
Tian Di Science & Technology Co. Ltd., Class A	40,500	37,636
Tiangong International Co. Ltd. @	100,000	27,014
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	17,809
Tianma Microelectronics Co. Ltd., Class A *	15,500	17,872
Tianneng Power International Ltd. @	74,000	75,391
Tianqi Lithium Corp., Class H @	9,200	32,663
Tianshan Aluminum Group Co. Ltd., Class A	18,200	22,205
TianShan Material Co. Ltd., Class A	4,500	3,656
Tianshui Huatian Technology Co. Ltd., Class A	35,100	46,726
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	10,887
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	6,764
Tomson Group Ltd.	1,358	409
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	30,484
TongFu Microelectronics Co. Ltd., Class A	10,100	32,951
Tongkun Group Co. Ltd., Class A	11,100	21,421
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	26,958
Tongyu Heavy Industry Co. Ltd., Class A	40,800	13,840
Topsports International Holdings Ltd. ±	60,000	26,628
Transfar Zhilian Co. Ltd., Class A	27,553	17,593
Trina Solar Co. Ltd., Class A	13,541	43,270
Trip.com Group Ltd., ADR *	12,724	756,187
Unisplendour Corp. Ltd., Class A	13,940	47,963
Venustech Group, Inc., Class A	6,700	16,416
Vipshop Holdings Ltd., ADR	21,780	342,599
Wangsu Science & Technology Co. Ltd., Class A	20,900	27,852
Wanxiang Qianchao Co. Ltd., Class A	42,900	34,241
Wasion Holdings Ltd.	48,000	39,702
Wasu Media Holding Co. Ltd., Class A	20,700	22,039
Weibo Corp., ADR	2,074	20,906
Weibo Corp., Class A	1,420	14,887
Weichai Power Co. Ltd., Class H	112,000	206,888
Wellhope Foods Co. Ltd., Class A *	7,700	8,670
West China Cement Ltd. @	198,000	29,291
Western Securities Co. Ltd., Class A	22,600	27,992
Wharf Holdings Ltd. (The)	70,000	199,901
	SHARES	VALUE†
Wingtech Technology Co. Ltd., Class A	3,900	$18,193
Wolong Electric Group Co. Ltd., Class A	11,600	21,031
Wuchan Zhongda Group Co. Ltd., Class A	29,100	21,153
Wushang Group Co. Ltd., Class A	12,600	15,696
Wuxi Biologics Cayman, Inc. *±	163,500	368,061
XCMG Construction Machinery Co. Ltd., Class A	47,400	52,493
Xi'An Shaangu Power Co. Ltd., Class A	19,200	24,301
Xiamen Bank Co. Ltd., Class A	14,900	11,468
Xiamen C & D, Inc., Class A	17,600	25,612
Xiamen ITG Group Corp. Ltd., Class A	17,300	18,296
Xiamen Tungsten Co. Ltd., Class A	7,300	21,767
Xiamen Xiangyu Co. Ltd., Class A	22,200	20,282
Xiaomi Corp., Class B *±	69,800	202,023
Xinfengming Group Co. Ltd., Class A	4,000	7,218
Xingda International Holdings Ltd.	81,992	14,028
Xinhua Winshare Publishing and Media Co. Ltd., Class H	18,000	23,386
Xinte Energy Co. Ltd., Class H *@	22,800	24,783
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,855
Xinyi Energy Holdings Ltd. @	207,138	25,580
Xinyi Solar Holdings Ltd.	324,000	175,882
Xinyu Iron & Steel Co. Ltd., Class A	27,300	14,047
XPeng, Inc., Class A *	4,100	27,926
Xtep International Holdings Ltd.	103,000	80,027
Xuji Electric Co. Ltd., Class A	3,400	16,568
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	13,342
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	34,231
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H *±	25,600	31,416
Yiren Digital Ltd., ADR @	4,574	26,026
Yixin Group Ltd. ±	126,500	14,483
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	5,958
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	13,277
YongXing Special Materials Technology Co. Ltd., Class A	2,400	14,234
Youngor Fashion Co. Ltd., Class A	11,500	13,244
YTO Express Group Co. Ltd., Class A	12,500	31,802
Yunda Holding Co. Ltd., Class A	16,500	20,907
Yunnan Aluminium Co. Ltd., Class A	18,200	38,366
Yunnan Baiyao Group Co. Ltd., Class A	1,960	17,041
Yunnan Copper Co. Ltd., Class A	8,100	16,070
Yunnan Energy New Material Co. Ltd., Class A	5,200	25,355
Yunnan Tin Co. Ltd., Class A	14,600	33,919
Zhefu Holding Group Co. Ltd., Class A	16,400	7,831
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	23,346
Zhejiang China Commodities City Group Co. Ltd., Class A	10,500	14,442
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	42,459
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	48,351
Zhejiang Hailiang Co. Ltd., Class A	19,700	26,590
Zhejiang Huace Film & Television Co. Ltd., Class A	30,500	30,473
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,300	30,704
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	10,455
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	4,400	14,299

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	$24,491
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	28,939
Zhejiang Medicine Co. Ltd., Class A	10,400	25,674
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	11,123
Zhejiang Runtu Co. Ltd., Class A	19,400	18,609
Zhejiang Semir Garment Co. Ltd., Class A	21,700	19,516
Zhejiang Wanliyang Co. Ltd., Class A	11,400	9,830
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	18,746
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	21,400	29,951
Zhongjin Gold Corp. Ltd., Class A	10,900	23,614
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	17,593
Zhongsheng Group Holdings Ltd.	62,500	115,934
Zhou Hei Ya International Holdings Co. Ltd. ±	54,000	13,059
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	12,152
Zhuzhou CRRC Times Electric Co. Ltd., Class H	17,300	68,320
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	9,533
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	85,800	63,021
		59,132,754

Colombia — 0.1%
Cementos Argos SA	7,042	12,557
CEMEX Latam Holdings SA *§	13,000	9,731
Corp. Financiera Colombiana SA	15,314	45,148
Grupo Argos SA	22,537	94,305
		161,741

Cyprus — 0.0%
ASBISc Enterprises PLC	4,097	21,501
Czech Republic — 0.1%
Komercni Banka AS	6,412	225,909
		225,909

Greece — 0.3%
Alpha Services & Holdings SA	139,014	241,090
Bank of Greece	859	12,861
Helleniq Energy Holdings SA	9,060	70,445
Motor Oil Hellas Corinth Refineries SA	4,222	99,916
Piraeus Financial Holdings SA	85,014	362,067
		786,379

Hong Kong — 0.2%
Alibaba Pictures Group Ltd. *@	430,000	28,210
BOC Aviation Ltd. ±	10,700	88,503
China Zhongwang Holdings Ltd. @*§	154,000	—
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd.	6,646	2,548
LK Technology Holdings Ltd. @	70,000	32,597
Lumena New Materials *§	5,599	—
Orient Overseas International Ltd.	7,000	99,410
Sino Biopharmaceutical Ltd.	234,000	112,276
	SHARES	VALUE†
Yuexiu Property Co. Ltd.	135,006	$110,452
		473,996

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	332,966
OTP Bank Nyrt	1,095	57,248
		390,214

India — 22.3%
Aarti Drugs Ltd.	1,688	10,294
Aarti Pharmalabs Ltd.	2,707	20,577
ACC Ltd.	5,493	164,460
Aditya Birla Capital Ltd. *	44,000	124,112
Aditya Birla Real Estate Ltd.	1,974	67,369
Advanced Enzyme Technologies Ltd.	3,035	18,217
AGI Greenpac Ltd.	2,388	27,242
Ahluwalia Contracts India Ltd.	1,765	23,989
Ajmera Realty & Infra India Ltd.	2,596	20,796
Alembic Pharmaceuticals Ltd.	5,197	74,977
Allcargo Logistics Ltd.	19,940	15,512
Allcargo Terminals Ltd. *	4,985	2,635
Amara Raja Energy & Mobility Ltd.	10,842	184,240
Ambuja Cements Ltd.	36,667	275,655
Apar Industries Ltd.	238	27,009
Apollo Tyres Ltd.	31,532	206,159
Arvind Ltd.	13,452	59,498
Ashoka Buildcon Ltd. *	8,590	23,443
Aster DM Healthcare Ltd. ±	9,764	48,411
Aurobindo Pharma Ltd.	25,561	446,914
Avanti Feeds Ltd.	2,210	16,559
Axis Bank Ltd.	133,355	1,959,875
Axis Bank Ltd., GDR	12,180	884,268
Bajaj Consumer Care Ltd.	9,842	28,891
Bajaj Holdings & Investment Ltd.	2,428	304,944
Balmer Lawrie & Co. Ltd.	3,606	11,838
Balrampur Chini Mills Ltd.	14,783	113,923
Bandhan Bank Ltd. ±	42,966	101,748
Bank of Baroda	74,524	219,656
Bank of India	26,524	34,946
Bank of Maharashtra	20,972	15,098
Bhansali Engineering Polymers Ltd.	5,648	10,292
Bharat Heavy Electricals Ltd.	96,730	322,332
Birla Corp. Ltd.	3,237	49,054
Birlasoft Ltd.	1,959	14,089
Bombay Burmah Trading Co.	1,162	39,812
Camlin Fine Sciences Ltd. *	4,352	5,333
Can Fin Homes Ltd.	5,565	59,833
Canara Bank	128,930	170,853
Capacit'e Infraprojects Ltd. *	4,280	19,689
Ceat Ltd.	3,536	132,619
Chambal Fertilizers and Chemicals Ltd.	13,907	87,938
Cholamandalam Financial Holdings Ltd.	6,720	164,469
CIE Automotive India Ltd.	6,907	45,933
Cipla Ltd.	25,633	506,229
City Union Bank Ltd.	30,829	60,259
CMS Info Systems Ltd.	11,502	82,077
Cochin Shipyard Ltd. ±	7,994	165,410
Container Corp. Of India Ltd.	7,508	82,170
Coromandel International Ltd.	3,859	77,402
CSB Bank Ltd. *	3,753	14,018
Cyient Ltd.	4,114	90,885
Dalmia Bharat Ltd.	5,315	122,471
The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
DB Corp. Ltd.	3,441	$14,002
DCB Bank Ltd.	19,962	29,149
DCM Shriram Ltd.	2,904	35,866
DCW Ltd. *	9,094	10,227
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	57,796
Delhivery Ltd. *	6,220	31,560
Dilip Buildcon Ltd. ±	2,642	16,629
DLF Ltd.	18,356	196,141
Dr. Reddy's Laboratories Ltd.	372	29,964
Dr. Reddy's Laboratories Ltd., ADR	7,915	628,847
eClerx Services Ltd.	783	28,077
Edelweiss Financial Services Ltd.	13,355	22,659
EID Parry India Ltd.	7,288	74,653
Electrosteel Castings Ltd.	23,821	60,120
Engineers India Ltd.	13,707	34,596
EPL Ltd.	9,507	29,268
Equitas Small Finance Bank Ltd. ±	16,074	14,827
Escorts Kubota Ltd.	1,496	75,959
Exide Industries Ltd.	26,178	156,988
FDC Ltd. *	3,013	19,284
Federal Bank Ltd.	161,831	379,834
FIEM Industries Ltd.	1,108	23,151
Finolex Cables Ltd.	1,587	27,098
Finolex Industries Ltd.	15,431	51,485
Firstsource Solutions Ltd.	20,730	77,056
Force Motors Ltd.	432	38,431
Fortis Healthcare Ltd.	8,848	65,092
Fusion Finance Ltd. *	1,820	5,360
G R Infraprojects Ltd. *	1,719	34,749
GAIL India Ltd.	260,433	746,418
Galaxy Surfactants Ltd.	196	6,928
Gateway Distriparks Ltd.	25,136	27,520
GHCL Ltd.	5,527	44,951
GHCL Textiles Ltd.	5,527	6,773
Glenmark Pharmaceuticals Ltd.	12,966	260,546
Godawari Power and Ispat Ltd.	2,366	31,283
Godfrey Phillips India Ltd.	794	65,946
Godrej Industries Ltd. *	1,769	25,987
Granules India Ltd.	16,905	112,443
Grasim Industries Ltd.	17,963	597,968
Great Eastern Shipping Co. Ltd. (The)	8,516	122,301
Greaves Cotton Ltd.	5,025	10,493
Gujarat Alkalies & Chemicals Ltd.	2,551	25,388
Gujarat Ambuja Exports Ltd.	8,766	13,351
Gujarat Mineral Development Corp. Ltd.	5,595	23,808
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	66,237
Gujarat Pipavav Port Ltd.	19,498	51,194
Gujarat State Fertilizers & Chemicals Ltd.	15,178	39,479
Gujarat State Petronet Ltd.	23,082	116,648
HDFC Bank Ltd.	102,232	2,112,926
HDFC Bank Ltd., ADR	1,446	90,462
HEG Ltd.	1,254	36,901
HeidelbergCement India Ltd.	3,920	10,385
Hero MotoCorp Ltd.	6,092	416,256
HG Infra Engineering Ltd.	1,150	21,202
Himadri Speciality Chemical Ltd.	10,592	83,926
Hindalco Industries Ltd.	158,495	1,427,947
Hindustan Aeronautics Ltd.	2,747	144,889
ICICI Bank Ltd., ADR	19,894	593,836
IDFC First Bank Ltd. *	161,251	142,969
IDFC Ltd.	76,058	102,876
	SHARES	VALUE†
IIFL Finance Ltd.	8,058	$44,588
IIFL Securities Ltd.	19,584	80,789
India Cements Ltd. (The) *	11,773	51,559
India Glycols Ltd.	656	9,632
Indian Bank	12,211	76,070
Indian Railway Finance Corp. Ltd. ±	47,733	90,293
Indo Count Industries Ltd.	4,356	19,981
Indus Towers Ltd. *	83,353	387,964
IndusInd Bank Ltd.	28,574	492,707
Infibeam Avenues Ltd.	77,058	25,563
Info Edge India Ltd.	2,973	289,491
IRCON International Ltd. ±	18,858	51,285
ISGEC Heavy Engineering Ltd.	1,061	17,485
J Kumar Infraprojects Ltd.	2,507	23,634
Jammu & Kashmir Bank Ltd. (The)	31,797	40,694
Jindal Saw Ltd.	14,261	126,781
Jindal Stainless Ltd.	23,718	223,124
Jindal Steel & Power Ltd.	46,366	574,310
Jio Financial Services Ltd. *	206,554	863,915
JK Lakshmi Cement Ltd.	4,751	43,629
JK Paper Ltd.	10,798	57,732
JK Tyre & Industries Ltd.	10,161	52,138
JM Financial Ltd.	40,467	73,037
JSW Energy Ltd.	17,824	155,904
JSW Steel Ltd.	80,442	988,711
Jubilant Ingrevia Ltd.	4,945	45,516
Jubilant Pharmova Ltd.	9,690	131,877
Just Dial Ltd. *	1,076	14,805
Kalpataru Projects International Ltd.	9,165	149,323
Kalyani Steels Ltd.	1,016	10,354
Karnataka Bank Ltd. (The)	29,326	82,937
Karur Vysya Bank Ltd. (The)	36,209	93,109
Kaveri Seed Co. Ltd.	1,897	22,094
KCP Ltd. (The)	6,994	20,865
Kirloskar Oil Engines Ltd.	798	11,665
KNR Constructions Ltd.	11,124	45,597
KRBL Ltd.	2,296	8,280
L&T Finance Ltd.	78,972	174,810
Larsen & Toubro Ltd., GDR	28,465	1,263,846
LG Balakrishnan & Bros Ltd.	1,438	23,850
LIC Housing Finance Ltd.	24,147	191,012
LT Foods Ltd.	16,533	78,609
Lupin Ltd.	12,034	315,048
Maharashtra Seamless Ltd.	3,116	23,816
Mahindra & Mahindra Financial Services Ltd.	54,856	222,792
Mahindra & Mahindra Ltd.	39,940	1,484,621
Man Infraconstruction Ltd.	4,652	10,542
Manappuram Finance Ltd.	42,964	103,199
Marksans Pharma Ltd.	9,432	33,556
Mastek Ltd.	960	29,785
Meghmani Organics Ltd. *	7,232	8,694
MOIL Ltd.	5,661	27,545
Motilal Oswal Financial Services Ltd.	7,072	64,137
MRF Ltd.	161	266,280
Muthoot Finance Ltd.	6,474	156,780
Natco Pharma Ltd.	4,536	77,132
National Aluminium Co. Ltd.	39,968	100,896
National Fertilizers Ltd.	6,160	9,202
Nava Ltd.	6,116	83,827
NCC Ltd.	36,382	131,546
NESCO Ltd.	965	10,796
NIIT Learning Systems Ltd.	2,427	14,741
NIIT Ltd.	2,427	4,981
Nilkamal Ltd.	322	7,397

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
NMDC Ltd.	69,060	$201,252
NMDC Steel Ltd. *	47,585	30,578
NOCIL Ltd.	7,374	25,597
NRB Bearings Ltd. *	2,776	9,946
Oberoi Realty Ltd.	6,943	155,867
Odigma Consultancy Solutions *<>	866	1,315
Orient Cement Ltd.	6,133	21,257
Orient Green Power Co. Ltd. *	107,182	26,156
Patel Engineering Ltd. *	47,895	32,617
PCBL Ltd.	11,386	77,785
Pennar Industries Ltd. *	5,072	10,392
Petronet LNG Ltd.	67,706	276,152
Piramal Enterprises Ltd.	5,901	77,448
Piramal Pharma Ltd.	29,025	79,315
PNB Housing Finance Ltd. *±	7,594	89,097
PNC Infratech Ltd.	7,840	41,866
Polyplex Corp. Ltd.	2,048	28,226
Power Finance Corp. Ltd.	121,886	709,779
Prakash Industries Ltd.	4,621	10,034
Prestige Estates Projects Ltd.	14,610	320,788
PTC India Ltd.	17,788	44,575
Punjab National Bank	115,447	147,392
Quess Corp. Ltd. ±	3,874	35,885
Rain Industries Ltd.	17,328	37,188
Rajesh Exports Ltd. *	7,411	25,642
Rallis India Ltd.	3,389	13,382
Ramco Cements Ltd. (The)	7,384	76,130
Ramky Infrastructure Ltd. *	1,954	15,413
Rashtriya Chemicals & Fertilizers Ltd.	16,695	36,073
Raymond Lifestyle Ltd. *	2,620	74,097
Raymond Ltd.	3,276	68,877
RBL Bank Ltd. ±	35,444	86,282
REC Ltd.	124,810	823,838
Redington Ltd.	57,900	127,820
Reliance Industries Ltd.	206,554	7,290,902
Reliance Power Ltd. *	223,846	129,978
Repco Home Finance Ltd.	1,643	10,364
RITES Ltd.	5,510	22,677
Route Mobile Ltd.	1,741	32,513
Sammaan Capital Ltd.	31,451	60,987
Samvardhana Motherson International Ltd.	133,256	335,934
Sandur Manganese & Iron Ores Ltd. (The)	1,780	10,511
Sarda Energy & Minerals Ltd.	2,267	11,971
Seshasayee Paper & Boards Ltd.	1,570	6,394
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares	14,166	11,983
Shipping Corp. of India Ltd.	14,166	44,036
Shree Cement Ltd.	388	122,044
Shriram Finance Ltd.	20,316	869,357
Shriram Pistons & Rings Ltd.	500	12,906
SIS Ltd. *	2,091	10,382
Sobha Ltd.	3,407	78,120
South Indian Bank Ltd. (The)	83,493	24,549
Spandana Sphoorty Financial Ltd. *	1,093	7,637
Star Cement Ltd. *	7,280	17,548
State Bank of India	69,305	651,689
State Bank of India, GDR	8,728	812,577
Steel Authority of India Ltd.	89,762	151,029
Strides Pharma Science Ltd.	5,470	91,380
	SHARES	VALUE†
Sun Pharmaceutical Industries Ltd.	32,247	$741,131
Sun TV Network Ltd.	5,489	54,594
Sundaram-Clayton Ltd.	221	5,873
Sunteck Realty Ltd.	5,951	41,276
Surya Roshni Ltd.	1,546	13,259
Tamilnad Mercantile Bank Ltd.	1,883	10,559
Tata Chemicals Ltd.	12,988	169,167
Tata Consumer Products Ltd.	8,150	116,413
Tata Motors Ltd.	89,315	1,040,003
Tata Steel Ltd.	430,140	862,885
Tata Steel Ltd., GDR	6,923	137,422
Techno Electric & Engineering Co. Ltd.	2,070	39,646
Technocraft Industries India Ltd. *	547	21,540
Thirumalai Chemicals Ltd.	4,154	16,048
Thomas Cook India Ltd.	8,408	20,368
Time Technoplast Ltd.	5,635	26,349
TransIndia Real Estate Ltd.	4,985	2,587
Transport Corp. of India Ltd.	1,896	24,252
Trident Ltd.	104,054	45,507
Tube Investments of India Ltd.	343	17,661
TVS Holdings Ltd.	142	24,295
TVS Srichakra Ltd.	202	10,138
Uflex Ltd.	3,166	26,299
Union Bank of India Ltd.	81,852	120,237
UPL Ltd.	36,161	264,084
Usha Martin Ltd.	12,425	53,450
VA Tech Wabag Ltd. *	3,405	61,354
Vardhman Textiles Ltd.	8,165	46,281
Vedanta Ltd.	58,464	357,546
Voltamp Transformers Ltd.	307	48,284
Welspun Corp. Ltd.	11,246	102,662
Welspun Living Ltd.	30,266	59,628
West Coast Paper Mills Ltd.	3,247	23,941
Wipro Ltd.	41,058	264,766
Wipro Ltd., ADR @	54,311	351,935
Wockhardt Ltd. *	5,344	62,495
Yes Bank Ltd. *	469,708	125,889
Zee Entertainment Enterprises Ltd. *	70,032	115,117
Zensar Technologies Ltd.	5,610	45,040
Zydus Lifesciences Ltd.	10,313	131,821
Zydus Wellness Ltd.	1,105	26,537
		48,506,273

Indonesia — 1.8%
Adaro Energy Indonesia Tbk. PT	1,752,200	440,943
AKR Corporindo Tbk. PT	362,500	37,112
Aneka Tambang Tbk. PT	728,800	71,243
Aspirasi Hidup Indonesia Tbk. PT	625,900	38,034
Astra Agro Lestari Tbk. PT	61,744	26,916
Astra International Tbk. PT	1,660,000	553,699
Astra Otoparts Tbk. PT	19,600	2,926
Bank Maybank Indonesia Tbk. PT	568,800	8,641
Bank Negara Indonesia Persero Tbk. PT	723,032	255,497
Bank OCBC Nisp Tbk. PT	223,000	20,032
Bank Pan Indonesia Tbk. PT *	399,700	42,900
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	11,046
Bank Pembangunan Daerah Jawa Timur Tbk. PT	403,000	15,172
Bank Tabungan Negara Persero Tbk. PT	537,509	51,479
BISI International Tbk. PT	94,000	9,220

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Bukalapak.com Tbk. PT *	5,483,400	$43,824
Bukit Asam Tbk. PT	339,600	69,086
Bumi Resources Minerals Tbk. PT *	4,125,300	62,670
Bumi Resources Tbk. PT *	3,292,800	26,534
Bumi Serpong Damai Tbk. PT *	435,700	34,246
Charoen Pokphand Indonesia Tbk. PT	65,700	20,396
Ciputra Development Tbk. PT	924,577	81,221
Dayamitra Telekomunikasi PT	1,395,200	58,978
Elang Mahkota Teknologi Tbk. PT	999,500	27,331
Energi Mega Persada Tbk. PT *	899,700	12,955
Erajaya Swasembada Tbk. PT	1,042,500	31,261
ESSA Industries Indonesia Tbk. PT	837,700	48,967
Gudang Garam Tbk. PT *	52,600	55,240
Hanson International Tbk. PT *§	5,335,700	—
Harum Energy Tbk. PT *	170,700	15,559
Indah Kiat Pulp & Paper Tbk. PT	294,700	168,372
Indika Energy Tbk. PT	195,300	22,058
Indo Tambangraya Megah Tbk. PT	52,800	92,330
Indocement Tunggal Prakarsa Tbk. PT	106,000	47,609
Indofood Sukses Makmur Tbk. PT	407,500	189,754
Japfa Comfeed Indonesia Tbk. PT *	567,600	53,986
Medco Energi Internasional Tbk. PT	1,095,352	91,521
Metrodata Electronics Tbk. PT	524,800	22,011
Mitra Adiperkasa Tbk. PT	620,000	72,074
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	66,424
Pakuwon Jati Tbk. PT	1,135,800	38,635
Panin Financial Tbk. PT *	1,207,600	34,457
Samudera Indonesia Tbk. PT	979,900	23,430
Sarana Menara Nusantara Tbk. PT	1,152,200	65,068
Sawit Sumbermas Sarana Tbk. PT *	240,200	17,373
Semen Indonesia Persero Tbk. PT	318,224	79,661
Sri Rejeki Isman Tbk. PT *§	996,900	—
Summarecon Agung Tbk. PT	932,100	42,788
Surya Citra Media Tbk. PT	1,943,100	15,658
Surya Semesta Internusa Tbk. PT	303,100	25,125
Triputra Agro Persada PT	853,700	45,674
Tunas Baru Lampung Tbk. PT	363,085	15,468
United Tractors Tbk. PT	182,800	327,808
Vale Indonesia Tbk. PT *	184,400	49,693
XL Axiata Tbk. PT	522,966	79,101
		3,859,206
Korea — 11.5%
AMOREPACIFIC Group	1,396	29,731
Ananti, Inc. *	3,670	14,285
Asia Paper Manufacturing Co. Ltd.	2,835	17,343
BH Co. Ltd.	1,193	16,668
BNK Financial Group, Inc.	20,319	140,463
Boryung	1,586	13,123
CJ CheilJedang Corp.	860	199,924
CJ Corp.	1,381	125,565
CJ ENM Co. Ltd. *	1,200	64,327
CJ Logistics Corp.	649	46,205
Daesang Corp.	2,426	39,608
Daewoo Engineering & Construction Co. Ltd. *	18,960	55,530
Daewoong Co. Ltd.	1,602	28,789
Daishin Securities Co. Ltd.	2,379	29,653
Daou Technology, Inc.	2,149	30,385
DB HiTek Co. Ltd.	1,530	47,151
DB Insurance Co. Ltd.	2,617	224,737
DB, Inc. *	6,843	7,588
DGB Financial Group, Inc.	14,531	89,895
	SHARES	VALUE†
DL E&C Co. Ltd.	2,318	$52,734
DL Holdings Co. Ltd.	1,534	51,556
Dong-A Socio Holdings Co. Ltd.	287	25,744
Dong-A ST Co. Ltd.	241	13,122
Dongkuk Holdings Co. Ltd.	1,150	7,167
Dongkuk Steel Mill Co. Ltd.	3,583	25,344
Dongwha Pharm Co. Ltd.	736	4,367
Dongwon F&B Co. Ltd.	640	16,028
Dongwon Industries Co. Ltd.	715	16,950
Doosan Bobcat, Inc.	4,635	143,902
DoubleUGames Co. Ltd.	604	23,094
E-MART, Inc.	1,350	61,115
ENF Technology Co. Ltd.	555	9,507
Eugene Investment & Securities Co. Ltd.	8,694	28,654
Fila Holdings Corp.	2,504	80,901
Green Cross Corp.	247	28,616
GS Engineering & Construction Corp. *	2,015	28,260
GS Holdings Corp.	4,562	148,439
GS Retail Co. Ltd.	3,803	62,089
Hana Financial Group, Inc.	22,264	1,001,088
Hanil Holdings Co. Ltd.	1,021	10,837
Hankook Tire & Technology Co. Ltd.	5,220	165,458
Hanon Systems	10,248	33,345
Hansol Paper Co. Ltd.	2,232	16,112
Hansol Technics Co. Ltd.	1,664	5,707
Hanwha Corp.	3,458	76,421
Hanwha Galleria Corp. *	4,602	4,885
Hanwha Investment & Securities Co. Ltd. *	5,680	14,442
Hanwha Life Insurance Co. Ltd.	20,246	44,434
Hanwha Solutions Corp.	7,228	142,880
Harim Holdings Co. Ltd.	2,243	9,571
HD Hyundai Co. Ltd.	3,291	192,522
HD Hyundai Construction Equipment Co. Ltd.	1,558	62,549
HD Hyundai Infracore Co. Ltd.	7,764	44,529
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	428	61,433
HDC Holdings Co. Ltd.	2,781	23,180
HDC Hyundai Development Co.-Engineering & Construction	2,554	43,553
HK inno N Corp.	690	25,775
HL Holdings Corp.	389	10,530
HL Mando Co. Ltd.	2,866	80,652
HMM Co. Ltd.	15,163	214,858
HS Hyosung Corp. *	119	3,867
Hy-Lok Corp.	918	17,620
Hyosung Corp.	537	21,271
Hyosung TNC Corp.	121	29,378
Hyundai Department Store Co. Ltd.	867	32,420
Hyundai Engineering & Construction Co. Ltd.	4,831	112,675
Hyundai Glovis Co. Ltd.	2,360	220,353
Hyundai Home Shopping Network Corp.	716	25,515
Hyundai Marine & Fire Insurance Co. Ltd.	4,572	115,375
Hyundai Mobis Co. Ltd.	3,389	563,667
Hyundai Motor Co.	10,966	2,046,115
Hyundai Steel Co.	5,647	120,480
Hyundai Wia Corp.	941	37,059
Industrial Bank of Korea	20,136	215,110
Innocean Worldwide, Inc.	814	11,914
INTOPS Co. Ltd.	1,491	26,737
IS Dongseo Co. Ltd.	1,027	17,592
JB Financial Group Co. Ltd.	11,834	138,547
Kakao Games Corp. *	548	7,333
KB Financial Group, Inc., ADR @	24,215	1,495,276

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
KCC Corp.	293	$67,553
KCC Glass Corp.	444	13,598
KEPCO Plant Service & Engineering Co. Ltd.	695	22,375
Kia Corp.	23,059	1,761,562
KISWIRE Ltd.	1,165	17,212
KIWOOM Securities Co. Ltd.	971	96,528
Kolon Industries, Inc.	1,930	52,910
Korea Asset In Trust Co. Ltd.	5,452	12,362
Korea Circuit Co. Ltd. *	737	6,132
Korea Electric Terminal Co. Ltd.	682	36,455
Korea Investment Holdings Co. Ltd.	2,704	151,773
Korea Line Corp. *	16,631	26,262
Korea Real Estate Investment & Trust Co. Ltd.	10,376	8,268
Korea Zinc Co. Ltd.	351	184,666
Korean Air Lines Co. Ltd.	13,791	237,812
Korean Reinsurance Co.	12,952	81,612
KT&G Corp.	731	60,875
Kumho Petrochemical Co. Ltd.	1,116	134,753
Kumho Tire Co., Inc. *	3,713	12,862
Kwang Dong Pharmaceutical Co. Ltd.	5,019	22,337
LG Chem Ltd.	2,768	754,601
LG Corp.	5,347	323,429
LG Display Co. Ltd. *	16,033	134,129
LG Display Co. Ltd., ADR *	8,853	35,855
LG Electronics, Inc.	10,373	827,333
LG H&H Co. Ltd.	577	167,227
LG Innotek Co. Ltd.	451	75,184
LG Uplus Corp.	19,185	143,920
Lotte Chemical Corp.	1,267	98,341
Lotte Chilsung Beverage Co. Ltd.	290	28,829
Lotte Corp.	1,582	29,821
LOTTE Fine Chemical Co. Ltd.	1,517	55,682
Lotte Shopping Co. Ltd.	641	30,146
Lotte Wellfood Co. Ltd.	167	18,019
LS Corp.	1,155	108,814
LX Hausys Ltd.	728	22,240
LX Holdings Corp.	2,593	14,158
LX International Corp.	3,459	79,353
Mirae Asset Life Insurance Co. Ltd. *	5,257	21,065
Mirae Asset Securities Co. Ltd.	23,824	153,398
NAVER Corp.	2,415	312,840
NCSoft Corp.	338	49,368
Netmarble Corp. *±	1,028	46,774
Nexen Tire Corp.	5,151	28,242
NH Investment & Securities Co. Ltd.	10,116	103,813
NHN Corp.	2,376	30,997
NongShim Co. Ltd.	178	52,405
OCI Co. Ltd.	450	28,080
OCI Holdings Co. Ltd.	995	53,946
Orion Corp.	995	74,186
Orion Holdings Corp.	2,572	31,272
Ottogi Corp.	131	42,725
Pan Ocean Co. Ltd.	22,750	69,501
Paradise Co. Ltd.	1,846	17,038
Partron Co. Ltd.	1,897	10,401
Poongsan Corp.	1,950	91,409
POSCO Holdings, Inc.	1,386	408,052
	SHARES	VALUE†
POSCO Holdings, Inc., ADR @	12,275	$859,127
S-Oil Corp.	3,801	177,886
Samsung C&T Corp.	4,028	424,454
Samsung Card Co. Ltd.	2,083	65,547
Samsung E&A Co. Ltd. *	3,055	51,396
Samsung Electronics Co. Ltd.	9,536	448,470
Samsung Electronics Co. Ltd., GDR	1,507	1,761,683
Samsung Fire & Marine Insurance Co. Ltd.	104	27,398
Samsung Life Insurance Co. Ltd.	4,057	289,143
Samsung SDI Co. Ltd.	1,095	316,936
Samsung SDS Co. Ltd.	750	88,724
Samsung Securities Co. Ltd.	2,679	89,218
Samyang Holdings Corp.	409	24,364
Sangsangin Co. Ltd. *	375	519
SD Biosensor, Inc. *	2,641	18,540
SeAH Steel Holdings Corp.	235	31,305
Sebang Global Battery Co. Ltd.	697	45,145
Seegene, Inc.	2,156	40,805
Seoul Semiconductor Co. Ltd.	2,206	14,659
SFA Engineering Corp.	456	9,188
SGC Energy Co. Ltd.	395	8,458
Shinhan Financial Group Co. Ltd.	23,813	1,010,646
Shinhan Financial Group Co. Ltd., ADR @	5,343	226,383
Shinsegae International, Inc.	1,209	12,675
Shinsegae, Inc.	629	76,527
SK Chemicals Co. Ltd.	314	12,246
SK Discovery Co. Ltd.	867	22,873
SK Gas Ltd.	364	47,348
SK Innovation Co. Ltd. *	3,455	309,383
SK Networks Co. Ltd.	12,838	47,663
SK Securities Co. Ltd.	36,346	14,397
SK, Inc.	2,514	294,521
SL Corp.	1,820	49,338
SNT Dynamics Co. Ltd.	1,411	26,058
SNT Motiv Co. Ltd.	1,086	38,866
Songwon Industrial Co. Ltd.	1,925	19,431
Sung Kwang Bend Co. Ltd.	2,237	23,607
Sungwoo Hitech Co. Ltd.	3,959	20,254
Unid Co. Ltd.	511	30,401
Webzen, Inc.	2,781	36,429
Woori Financial Group, Inc.	45,228	536,082
Youngone Corp.	2,083	64,352
Youngone Holdings Co. Ltd.	787	55,307
Zinus, Inc.	1,112	16,624
		24,956,500
Malaysia — 1.6%
AFFIN Bank Bhd.	45,380	30,595
Alliance Bank Malaysia Bhd.	93,200	100,580
AMMB Holdings Bhd.	191,687	232,432
Axiata Group Bhd.	226,300	138,299
Bank Islam Malaysia Bhd.	49,400	32,346
Batu Kawan Bhd.	16,500	78,108
Berjaya Corp. Bhd. *	69,600	5,401
Bumi Armada Bhd. *	264,700	30,171
Cahya Mata Sarawak Bhd.	76,400	25,198
CIMB Group Holdings Bhd.	224,373	438,027
DRB-Hicom Bhd.	119,100	32,349
Eastern & Oriental Bhd. *	118,100	26,063
Eco World Development Group Bhd.	33,900	14,716
Genting Bhd.	168,300	172,647

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Genting Malaysia Bhd.	258,200	$151,532
Genting Plantations Bhd.	15,600	19,824
Hibiscus Petroleum Bhd.	56,080	27,200
Hong Leong Financial Group Bhd.	17,621	82,560
IJM Corp. Bhd.	181,760	129,152
IOI Properties Group Bhd. *	75,850	38,996
Kossan Rubber Industries Bhd.	85,400	38,729
Magnum Bhd.	86,961	24,674
Mah Sing Group Bhd.	125,685	52,426
Malaysian Resources Corp. Bhd.	142,600	20,404
Matrix Concepts Holdings Bhd.	64,200	31,139
MBM Resources Bhd.	12,500	17,855
MBSB Bhd.	205,001	38,032
Mega First Corp. Bhd.	37,600	40,121
MISC Bhd.	80,820	152,879
MKH Bhd.	36,950	11,380
MKH Oil Palm East Kalimantan Bhd.	5,278	774
Oriental Holdings Bhd.	25,760	47,478
OSK Holdings Bhd.	74,455	27,807
Petronas Chemicals Group Bhd.	121,800	166,594
PPB Group Bhd.	37,500	131,502
RHB Bank Bhd.	159,890	239,631
Sarawak Oil Palms Bhd.	30,750	22,223
Sime Darby Bhd.	293,600	175,156
Sime Darby Property Bhd.	308,000	109,800
SP Setia Bhd. Group	143,480	43,495
Ta Ann Holdings Bhd.	12,260	11,596
Top Glove Corp. Bhd. *	167,500	40,621
TSH Resources Bhd.	43,000	11,471
UEM Sunrise Bhd.	100,300	24,324
United Malacca Bhd.	14,600	18,164
UOA Development Bhd.	19,187	8,562
Velesto Energy Bhd.	463,000	22,457
Yinson Holdings Bhd.	97,700	63,498
		3,398,988
Mexico — 2.0%
Alfa SAB de CV, Class A	191,923	157,320
Banco del Bajio SA ±	36,142	84,619
Becle SAB de CV	12,842	20,219
Cemex SAB de CV	685,631	419,596
Cemex SAB de CV, ADR	2,361	14,402
Controladora AXTEL SAB DE CV *	260,453	4,101
Corp. Actinver SAB de CV	15,700	13,005
El Puerto de Liverpool SAB de CV, Class C1	11,951	71,463
Fomento Economico Mexicano SAB de CV	47,413	467,460
Genomma Lab Internacional SAB de CV, Class B	65,230	75,036
Gentera SAB de CV	106,289	118,705
Grupo Carso SAB de CV, Series A1	20,689	127,707
Grupo Comercial Chedraui SA de CV	3,082	23,084
Grupo Financiero Banorte SAB de CV, Class O	125,200	891,088
Grupo Financiero Inbursa SAB de CV, Class O *	102,758	234,167
Grupo Hotelero Santa Fe SAB de CV *	22,600	4,247
Grupo Mexico SAB de CV, Series B	98,300	549,162
Grupo Rotoplas SAB de CV	16,900	20,213
Grupo Traxion SAB de CV *±	22,512	22,889
Industrias CH SAB de CV, Series B *	23,916	222,653
Industrias Penoles SAB de CV *	9,977	132,250
La Comer SAB de CV	31,617	63,459
	SHARES	VALUE†
Megacable Holdings SAB de CV	59,163	$123,134
Nemak SAB de CV *±	174,679	17,566
Orbia Advance Corp. SAB de CV	75,251	76,359
Organizacion Soriana SAB de CV, Class B	57,868	91,401
Promotora y Operadora de Infraestructura SAB de CV	13,054	123,751
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	10,157
Regional SAB de CV	18,632	108,130
		4,287,343
Philippines — 0.6%
ACEN Corp.	510,437	49,006
Alliance Global Group, Inc.	253,300	42,399
Ayala Corp.	12,590	150,867
Ayala Land, Inc.	194,000	126,708
BDO Unibank, Inc.	15,190	42,829
Belle Corp. *	176,000	6,124
China Banking Corp.	74,676	67,963
Cosco Capital, Inc.	257,000	25,132
DMCI Holdings, Inc.	385,900	79,194
Filinvest Land, Inc.	1,435,000	20,742
First Philippine Holdings Corp.	26,510	28,716
GT Capital Holdings, Inc.	5,682	74,019
JG Summit Holdings, Inc.	225,183	111,712
LT Group, Inc.	132,300	23,656
Megaworld Corp.	1,004,700	38,547
Metropolitan Bank & Trust Co.	133,237	186,883
Puregold Price Club, Inc.	86,900	48,849
Rizal Commercial Banking Corp.	47,790	22,856
Robinsons Land Corp.	247,455	69,418
San Miguel Corp.	41,650	66,893
Security Bank Corp.	37,690	64,535
Top Frontier Investment Holdings, Inc. *	4,630	5,371
Union Bank of the Philippines	66,330	45,512
		1,397,931
Poland — 1.0%
AB SA	845	22,173
Alior Bank SA	7,841	188,803
Amica SA	306	4,579
Asseco Poland SA	4,881	110,200
Bank Handlowy w Warszawie SA	1,407	33,302
BNPP Bank Polska SA	440	10,746
Cognor Holding SA *	3,349	5,821
Cyfrowy Polsat SA *	17,146	56,886
Echo Investment SA	1,732	1,881
Enea SA *	30,606	91,126
Jastrzebska Spolka Weglowa SA *	5,386	36,215
KGHM Polska Miedz SA	9,866	408,456
ORLEN SA	59,254	860,099
PGE Polska Grupa Energetyczna SA *	84,800	158,628
Tauron Polska Energia SA *	125,505	109,136
		2,098,051
Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	23,036
SIIC Environment Holdings Ltd.	67,000	8,102
		31,138
The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa — 3.2%
Absa Group Ltd.	69,753	$708,289
AECI Ltd.	11,902	71,291
African Rainbow Minerals Ltd. @	11,264	123,452
Anglo American Platinum Ltd. @	4,361	156,587
Aspen Pharmacare Holdings Ltd.	30,080	339,493
Barloworld Ltd.	20,449	102,473
DataTec Ltd.	23,931	52,592
Exxaro Resources Ltd. @	22,414	223,212
Foschini Group Ltd. (The)	22,715	205,372
Grindrod Ltd.	52,062	45,501
Harmony Gold Mining Co. Ltd.	8,696	89,660
Harmony Gold Mining Co. Ltd., ADR @	30,759	312,819
Impala Platinum Holdings Ltd. *	64,737	362,550
Investec Ltd.	6,267	47,586
KAP Ltd. *	269,658	53,065
Lewis Group Ltd.	3,337	14,061
Life Healthcare Group Holdings Ltd.	40,723	37,712
Momentum Group Ltd.	90,465	154,305
Motus Holdings Ltd. @	16,747	117,760
Mpact Ltd.	15,365	27,506
MTN Group Ltd.	117,519	624,614
Naspers Ltd., Class N	1,718	417,123
Nedbank Group Ltd.	28,026	484,962
Netcare Ltd.	143,425	127,922
Northam Platinum Holdings Ltd. @	22,983	145,048
Oceana Group Ltd.	10,541	42,097
Old Mutual Ltd.	443,127	351,373
Omnia Holdings Ltd.	16,030	60,335
Pepkor Holdings Ltd. ±	170,124	237,204
PPC Ltd.	93,872	21,244
Raubex Group Ltd.	16,897	51,383
Reunert Ltd.	15,079	70,693
Sappi Ltd.	59,313	166,327
Sasol Ltd.	43,988	295,460
Sibanye Stillwater Ltd. *	213,534	220,609
Sibanye Stillwater Ltd., ADR @*	1,610	6,617
Southern Sun Ltd.	31,286	14,034
SPAR Group Ltd. (The) *	2,272	17,824
Standard Bank Group Ltd.	5,831	81,791
Super Group Ltd.	41,508	58,043
Telkom SA SOC Ltd. *	28,405	43,321
Thungela Resources Ltd.	13,215	83,944
Zeda Ltd.	20,449	16,451
		6,883,705
Taiwan — 20.3%
AcBel Polytech, Inc.	51,000	54,793
Acer, Inc.	187,884	242,228
Acter Group Corp. Ltd.	5,000	48,505
ADATA Technology Co. Ltd.	19,000	53,254
Advanced Energy Solution Holding Co. Ltd.	2,000	31,567
Advanced International Multitech Co. Ltd.	8,000	20,527
Advanced Power Electronics Corp.	9,000	23,491
Advanced Wireless Semiconductor Co.	8,000	26,922
Advancetek Enterprise Co. Ltd.	13,000	27,769
Alltek Technology Corp.	10,000	11,660
Alpha Networks, Inc.	11,000	11,905
Altek Corp.	13,000	14,501
Amazing Microelectronic Corp.	8,000	25,279
	SHARES	VALUE†
Ambassador Hotel (The)	14,000	$27,561
AmTRAN Technology Co. Ltd.	64,775	45,030
Apex International Co. Ltd. *	15,000	27,159
Arcadyan Technology Corp.	11,000	49,358
Ardentec Corp.	39,092	74,363
Argosy Research, Inc.	3,000	14,314
ASE Technology Holding Co. Ltd.	233,000	1,111,750
Asia Cement Corp.	158,269	238,805
Asia Optical Co., Inc.	5,000	18,011
Asia Polymer Corp.	31,602	18,973
ASROCK, Inc.	2,000	13,050
Asustek Computer, Inc.	47,000	821,291
Aten International Co. Ltd.	5,000	12,418
AUO Corp.	502,400	270,675
Axiomtek Co. Ltd.	8,000	22,372
Bank of Kaohsiung Co. Ltd.	64,606	24,396
Basso Industry Corp.	9,000	13,366
BenQ Materials Corp.	15,000	14,670
BES Engineering Corp.	91,000	35,081
Bioteque Corp.	3,000	12,324
Bizlink Holding, Inc.	12,029	175,229
Brighton-Best International Taiwan, Inc.	17,000	18,452
Capital Securities Corp.	184,437	126,177
Castles Technology Co. Ltd.	4,200	16,125
Catcher Technology Co. Ltd.	43,000	321,347
Cathay Financial Holding Co. Ltd.	403,170	847,197
Cathay Real Estate Development Co. Ltd.	70,000	56,294
Cenra, Inc.	9,500	11,858
Center Laboratories, Inc.	26,000	39,477
Chailease Holding Co. Ltd.	103,533	534,898
Chang Hwa Commercial Bank Ltd.	316,768	179,171
Chang Wah Electromaterials, Inc.	20,000	38,614
Chang Wah Technology Co. Ltd.	11,000	13,591
Channel Well Technology Co. Ltd.	13,000	27,276
Charoen Pokphand Enterprise	12,000	37,047
CHC Healthcare Group	7,000	9,655
Cheng Loong Corp.	82,000	63,871
Cheng Shin Rubber Industry Co. Ltd.	131,000	214,425
Cheng Uei Precision Industry Co. Ltd.	44,543	90,503
Chia Hsin Cement Corp.	22,440	12,905
Chin-Poon Industrial Co. Ltd.	36,000	46,754
China Airlines Ltd.	278,111	188,943
China Bills Finance Corp.	89,000	42,185
China General Plastics Corp.	28,665	16,123
China Man-Made Fiber Corp. *	115,018	31,002
China Metal Products	31,000	38,350
China Motor Corp.	22,478	52,419
China Petrochemical Development Corp. *	247,871	74,174
China Steel Chemical Corp.	4,000	12,829
China Steel Corp.	739,800	541,177
China Wire & Cable Co. Ltd.	16,000	19,313
Chipbond Technology Corp.	42,000	88,256
ChipMOS Technologies, Inc.	28,897	34,242
Chong Hong Construction Co. Ltd.	12,000	37,540
Chun Yuan Steel Industry Co. Ltd.	30,000	17,443
Chung Hwa Pulp Corp. *	30,000	20,571
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	65,410
Chunghwa Precision Test Tech Co. Ltd.	2,000	33,053
Cleanaway Co. Ltd.	6,000	35,075
Clevo Co.	43,000	82,613

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
CMC Magnetics Corp.	31,979	$12,328
Co-Tech Development Corp.	17,000	32,822
Compal Electronics, Inc.	288,000	303,048
Compeq Manufacturing Co. Ltd.	109,000	235,246
Concord Securities Co. Ltd.	38,850	17,432
Continental Holdings Corp.	42,000	40,877
Coretronic Corp.	40,800	98,885
CTBC Financial Holding Co. Ltd.	1,128,280	1,226,449
CTCI Corp.	33,000	49,323
CyberPower Systems, Inc.	2,000	20,160
D-Link Corp.	15,640	9,563
DA CIN Construction Co. Ltd.	21,200	33,696
Da-Li Development Co. Ltd.	13,230	20,652
Darfon Electronics Corp.	17,000	26,671
Darwin Precisions Corp.	55,000	25,635
Depo Auto Parts Ind Co. Ltd.	12,000	100,295
Dimerco Express Corp.	8,000	22,119
Dyaco International, Inc.	8,519	7,793
Dynamic Holding Co. Ltd.	21,000	51,029
Dynapack International Technology Corp.	7,000	23,004
Edom Technology Co. Ltd.	10,000	11,802
Elite Advanced Laser Corp. *	6,000	35,170
Elitegroup Computer Systems Co. Ltd.	35,877	28,399
Ennoconn Corp.	6,116	55,852
Ennostar, Inc.	44,414	63,716
EnTie Commercial Bank Co. Ltd.	68,000	32,876
Eson Precision Ind Co. Ltd.	10,000	20,381
Eternal Materials Co. Ltd.	42,300	45,646
Eurocharm Holdings Co. Ltd.	3,000	18,154
Eva Airways Corp.	241,478	286,143
Evergreen Aviation Technologies Corp.	11,000	33,960
Evergreen International Storage & Transport Corp.	54,000	52,982
Evergreen Marine Corp. Taiwan Ltd.	74,583	473,707
EVERGREEN Steel Corp.	13,000	48,678
Everlight Chemical Industrial Corp.	56,000	46,893
Everlight Electronics Co. Ltd.	40,000	96,061
Excelsior Medical Co. Ltd.	12,733	35,326
Far Eastern Department Stores Ltd.	85,220	73,112
Far Eastern International Bank	297,478	130,660
Far Eastern New Century Corp.	266,338	323,176
Far EasTone Telecommunications Co. Ltd.	90,000	257,943
Farglory F T Z Investment Holding Co. Ltd.	15,120	22,766
Farglory Land Development Co. Ltd.	26,721	60,625
Feng Hsin Steel Co. Ltd.	17,000	45,661
First Financial Holding Co. Ltd.	595,556	515,641
First Steamship Co. Ltd. *	103,240	26,294
FIT Holding Co. Ltd.	9,000	15,357
Fitipower Integrated Technology, Inc.	5,600	47,158
FLEXium Interconnect, Inc.	24,000	59,608
Flytech Technology Co. Ltd.	5,000	13,430
FocalTech Systems Co. Ltd.	8,000	21,538
Forcecon Tech Co. Ltd.	5,142	27,541
Formosa Advanced Technologies Co. Ltd.	20,000	23,004
Formosa Chemicals & Fibre Corp.	176,000	241,644
Formosa Laboratories, Inc.	8,000	25,026
Formosa Petrochemical Corp.	61,000	101,582
Formosa Plastics Corp.	183,000	309,371
Formosa Sumco Technology Corp.	5,000	21,724
Formosa Taffeta Co. Ltd.	49,000	32,438
Formosan Rubber Group, Inc.	18,072	14,733
Formosan Union Chemical	48,179	37,527
Foxconn Technology Co. Ltd.	58,127	121,961
	SHARES	VALUE†
Foxsemicon Integrated Technology, Inc.	4,000	$45,060
FSP Technology, Inc.	8,000	15,117
Fu Hua Innovation Co. Ltd.	20,529	21,245
Fubon Financial Holding Co. Ltd.	517,877	1,479,345
Fulltech Fiber Glass Corp. *	32,893	21,931
Fusheng Precision Co. Ltd.	5,000	45,819
G Shank Enterprise Co. Ltd.	10,589	30,449
Gamania Digital Entertainment Co. Ltd.	13,000	32,041
Gemtek Technology Corp.	47,000	56,956
General Interface Solution Holding Ltd. *	18,000	33,217
Genius Electronic Optical Co. Ltd.	4,000	61,429
Getac Holdings Corp.	21,000	73,989
Giant Manufacturing Co. Ltd.	20,000	141,564
Gigabyte Technology Co. Ltd.	3,000	24,505
Global Brands Manufacture Ltd.	21,000	40,080
Global Mixed Mode Technology, Inc.	3,000	21,282
Global PMX Co. Ltd.	2,000	8,279
Gloria Material Technology Corp.	34,392	52,490
Goldsun Building Materials Co. Ltd.	82,973	137,124
Grand Pacific Petrochemical *	119,612	51,025
Grape King Bio Ltd.	10,000	45,345
Great Wall Enterprise Co. Ltd.	44,330	72,141
Greatek Electronics, Inc.	16,000	29,577
Hannstar Board Corp.	38,929	64,950
HannStar Display Corp. *	35,000	10,396
HannsTouch Holdings Co. *	32,279	10,914
Hey Song Corp.	18,750	25,181
Highwealth Construction Corp.	93,462	133,194
Hiwin Technologies Corp.	19,000	128,482
Ho Tung Chemical Corp.	108,688	30,910
Holy Stone Enterprise Co. Ltd.	10,500	30,292
Hon Hai Precision Industry Co. Ltd.	784,068	4,645,466
Hong Pu Real Estate Development Co. Ltd.	20,000	19,686
Hong TAI Electric Industrial	32,000	34,835
Hota Industrial Manufacturing Co. Ltd.	13,000	23,579
Hsin Kuang Steel Co. Ltd.	13,000	24,812
Hu Lane Associate, Inc.	4,100	23,644
Hua Nan Financial Holdings Co. Ltd.	417,300	338,888
Huaku Development Co. Ltd.	17,700	74,387
Huang Hsiang Construction Corp.	8,000	15,016
Hung Ching Development & Construction Co. Ltd.	20,000	21,614
Hung Sheng Construction Ltd.	50,688	41,164
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	15,073
IBF Financial Holdings Co. Ltd.	128,807	61,663
Ichia Technologies, Inc.	11,000	14,338
IEI Integration Corp.	8,000	19,263
Innolux Corp.	497,645	253,961
Inpaq Technology Co. Ltd.	9,000	24,060
Integrated Service Technology, Inc.	6,000	31,188
International CSRC Investment Holdings Co. *	58,604	30,555
Inventec Corp.	179,282	244,168
ITE Technology, Inc.	6,000	26,733
ITEQ Corp.	15,000	35,786
Kedge Construction Co. Ltd.	4,080	9,579
Kenda Rubber Industrial Co. Ltd.	34,650	34,052
Kerry TJ Logistics Co. Ltd.	9,000	11,305
KGI Financial Holding Co. Ltd.	1,154,559	601,969
Kindom Development Co. Ltd.	46,200	70,950
King Yuan Electronics Co. Ltd.	58,100	206,539
King's Town Bank Co. Ltd.	90,000	159,259
Kinpo Electronics	138,000	94,627
Kinsus Interconnect Technology Corp.	28,000	97,325
KMC Kuei Meng International, Inc.	5,000	23,857

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
KS Terminals, Inc.	6,000	$16,684
Kung Long Batteries Industrial Co. Ltd.	8,000	37,919
Kuo Toong International Co. Ltd.	16,000	32,206
Kuo Yang Construction Co. Ltd.	14,000	10,286
Kwong Lung Enterprise Co. Ltd.	12,000	21,841
L&K Engineering Co. Ltd.	10,397	68,500
Lanner Electronics, Inc.	6,000	16,893
Largan Precision Co. Ltd.	7,000	561,831
Lealea Enterprise Co. Ltd. *	83,200	24,923
Lelon Electronics Corp.	10,000	23,763
Li Peng Enterprise Co. Ltd. *	41,000	11,129
Lien Hwa Industrial Holdings Corp.	53,968	105,219
Lingsen Precision Industries Ltd.	25,000	15,010
Lite-On Technology Corp.	127,874	402,050
Longchen Paper & Packaging Co. Ltd. *	92,459	42,802
Lumax International Corp. Ltd.	4,000	14,978
Lung Yen Life Service Corp. *	16,000	23,965
Macronix International Co. Ltd.	103,171	87,371
Marketech International Corp.	5,000	23,778
MediaTek, Inc.	2,000	74,258
Mega Financial Holding Co. Ltd.	494,287	613,827
Mercuries & Associates Holding Ltd.	50,184	28,623
Mercuries Life Insurance Co. Ltd. *	75,879	18,151
Merida Industry Co. Ltd.	15,000	109,017
Merry Electronics Co. Ltd.	15,226	62,547
Micro-Star International Co. Ltd.	36,000	197,937
Mitac Holdings Corp.	61,637	87,645
MOSA Industrial Corp. *	8,656	6,688
Motech Industries, Inc.	17,000	14,074
Nak Sealing Technologies Corp.	3,000	10,854
Namchow Holdings Co. Ltd.	7,000	12,320
Nan Pao Resins Chemical Co. Ltd.	2,000	19,181
Nan Ya Plastics Corp.	290,000	421,532
Nan Ya Printed Circuit Board Corp.	15,000	67,543
Nantex Industry Co. Ltd.	10,000	11,881
Nanya Technology Corp. *	117,000	175,057
Nichidenbo Corp.	6,000	11,755
Nuvoton Technology Corp.	9,000	24,372
O-Bank Co. Ltd.	91,943	29,198
Ocean Plastics Co. Ltd.	9,000	10,679
Orient Semiconductor Electronics Ltd.	30,485	38,773
Oriental Union Chemical Corp.	57,000	33,862
Pan German Universal Motors Ltd.	2,000	18,359
Pan Jit International, Inc.	24,600	45,163
Pan-International Industrial Corp.	34,380	38,295
Parade Technologies Ltd.	3,000	72,141
PChome Online, Inc. *	408	389
Pegatron Corp.	187,249	609,440
Pegavision Corp.	2,000	28,376
Phihong Technology Co. Ltd. *	24,000	30,980
Phison Electronics Corp.	6,000	93,660
Pixart Imaging, Inc.	8,000	68,001
Pou Chen Corp.	169,133	193,202
Powerchip Semiconductor Manufacturing Corp. *	209,000	142,651
Powertech Technology, Inc.	49,000	212,125
President Securities Corp.	86,636	73,916
Primax Electronics Ltd.	25,000	71,572
Prince Housing & Development Corp.	77,970	26,732
	SHARES	VALUE†
Promate Electronic Co. Ltd.	8,000	$20,400
Qisda Corp.	139,400	165,184
Quanta Storage, Inc.	13,000	42,927
Radiant Opto-Electronics Corp.	27,000	165,943
Radium Life Tech Co. Ltd.	107,962	35,309
Raydium Semiconductor Corp.	4,000	42,785
Rechi Precision Co. Ltd.	30,000	24,458
Rich Development Co. Ltd.	20,577	6,860
Ruentex Development Co. Ltd.	67,600	104,562
Ruentex Industries Ltd.	37,891	93,391
Sampo Corp.	31,600	28,308
San Fang Chemical Industry Co. Ltd.	13,000	15,795
Sanyang Motor Co. Ltd.	41,573	95,898
ScinoPharm Taiwan Ltd.	14,000	11,369
SDI Corp.	10,000	46,293
Sercomm Corp.	18,000	63,419
Sesoda Corp.	17,193	22,465
Shanghai Commercial & Savings Bank Ltd. (The)	233,618	284,950
ShenMao Technology, Inc.	10,000	22,530
Shih Wei Navigation Co. Ltd. *	17,554	10,539
Shihlin Electric & Engineering Corp.	11,000	76,817
Shin Kong Financial Holding Co. Ltd. *	771,851	293,897
Shin Zu Shing Co. Ltd.	9,064	56,710
Shinkong Insurance Co. Ltd.	22,000	65,277
Shinkong Synthetic Fibers Corp.	108,151	55,534
Sigurd Microelectronics Corp.	42,694	102,126
Simplo Technology Co. Ltd.	9,000	100,532
Sincere Navigation Corp.	27,810	26,275
Sinon Corp.	37,000	50,216
SinoPac Financial Holdings Co. Ltd.	776,213	594,795
Sinyi Realty, Inc.	11,000	10,654
Sitronix Technology Corp.	9,000	64,983
Soft-World International Corp.	4,000	16,684
Solar Applied Materials Technology Corp.	5,000	10,301
St. Shine Optical Co. Ltd.	5,000	31,125
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	10,191
Standard Foods Corp.	31,000	38,644
Sunny Friend Environmental Technology Co. Ltd.	4,000	11,666
Sunonwealth Electric Machine Industry Co. Ltd.	16,000	46,716
Sunplus Technology Co. Ltd. *	12,000	12,001
Sunrex Technology Corp.	6,000	10,598
Supreme Electronics Co. Ltd.	40,000	83,295
Swancor Holding Co. Ltd.	5,000	18,169
Symtek Automation Asia Co. Ltd.	5,000	23,620
Syncmold Enterprise Corp.	5,000	16,432
Synmosa Biopharma Corp.	15,400	18,248
Synnex Technology International Corp.	87,300	199,998
Systex Corp.	9,000	36,118
T3EX Global Holdings Corp.	4,000	11,237
TA Chen Stainless Pipe	105,444	115,451
Ta Ya Electric Wire & Cable	47,250	75,698
TA-I Technology Co. Ltd.	6,000	10,030
TAI-TECH Advanced Electronics Co. Ltd.	3,000	12,276
Taichung Commercial Bank Co. Ltd.	261,949	152,303
TaiDoc Technology Corp.	7,000	34,285
Taiflex Scientific Co. Ltd.	26,923	50,959
Tainan Spinning Co. Ltd.	60,427	30,933

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Taishin Financial Holding Co. Ltd.	782,353	$454,878
Taiwan Business Bank	482,976	243,422
Taiwan Cogeneration Corp.	35,000	50,100
Taiwan Cooperative Financial Holding Co. Ltd.	339,897	278,177
Taiwan Fertilizer Co. Ltd.	48,000	87,972
Taiwan Fire & Marine Insurance Co. Ltd.	12,000	10,769
Taiwan FU Hsing Industrial Co. Ltd.	21,000	37,824
Taiwan Glass Industry Corp. *	81,321	48,053
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	159,284
Taiwan Mask Corp.	7,000	12,896
Taiwan Navigation Co. Ltd.	22,000	22,663
Taiwan Paiho Ltd.	12,000	27,681
Taiwan PCB Techvest Co. Ltd.	28,000	34,152
Taiwan Sakura Corp.	6,000	16,627
Taiwan Sanyo Electric Co. Ltd.	10,000	12,877
Taiwan Semiconductor Co. Ltd.	10,000	20,255
Taiwan Shin Kong Security Co. Ltd.	19,100	25,228
Taiwan Surface Mounting Technology Corp.	21,518	74,794
Taiwan Union Technology Corp.	11,000	59,264
Taiwan-Asia Semiconductor Corp.	29,000	34,043
Tatung Co. Ltd. *	115,000	178,606
TCC Group Holdings Co. Ltd.	380,971	406,896
TCI Co. Ltd.	5,000	21,645
Teco Electric & Machinery Co. Ltd.	101,000	155,746
Test Research, Inc.	11,000	49,184
Thinking Electronic Industrial Co. Ltd.	4,000	21,993
Thye Ming Industrial Co. Ltd.	8,000	17,468
Ton Yi Industrial Corp.	82,000	43,401
Tong Hsing Electronic Industries Ltd.	12,870	56,935
Tong Yang Industry Co. Ltd.	41,921	141,077
Topco Scientific Co. Ltd.	8,115	72,312
Topkey Corp.	3,000	20,618
TPK Holding Co. Ltd. *	34,000	47,380
Transcend Information, Inc.	10,000	32,547
Tripod Technology Corp.	29,000	180,067
TSRC Corp.	26,000	19,554
TTY Biopharm Co. Ltd.	17,000	39,483
Tung Ho Steel Enterprise Corp.	58,290	145,879
Tung Thih Electronic Co. Ltd.	8,000	21,942
TXC Corp.	16,000	55,109
TYC Brother Industrial Co. Ltd.	21,000	41,872
U-Ming Marine Transport Corp.	27,000	47,607
Uni-President Enterprises Corp.	89,000	245,234
Unimicron Technology Corp.	87,000	395,873
Union Bank of Taiwan	179,090	87,716
Unitech Printed Circuit Board Corp. *	52,667	57,416
United Microelectronics Corp.	499,513	849,187
United Microelectronics Corp., ADR @	56,252	473,642
United Orthopedic Corp.	7,000	20,925
United Renewable Energy Co. Ltd. *	24,000	9,556
Universal Cement Corp.	49,205	48,044
UPC Technology Corp.	50,916	19,870
UPI Semiconductor Corp.	2,000	15,673
USI Corp.	77,130	39,361
Vanguard International Semiconductor Corp.	50,000	163,525
Wafer Works Corp.	34,000	34,111
Wah Lee Industrial Corp.	21,420	86,976
Walsin Lihwa Corp.	176,211	194,884
Walsin Technology Corp.	28,000	95,556
Walton Advanced Engineering, Inc.	34,000	18,748
	SHARES	VALUE†
Wan Hai Lines Ltd.	58,000	$179,609
Wei Chuan Foods Corp.	14,000	8,096
Weikeng Industrial Co. Ltd.	32,945	35,968
Win Semiconductors Corp. *	25,000	107,832
Winbond Electronics Corp. *	366,378	247,173
Winstek Semiconductor Co. Ltd.	3,000	10,428
Wisdom Marine Lines Co. Ltd.	27,019	65,143
Wistron Corp.	174,431	556,698
Wistron NeWeb Corp.	26,429	96,875
WPG Holdings Ltd.	154,400	365,917
WT Microelectronics Co. Ltd.	34,360	114,546
Xxentria Technology Materials Corp.	10,900	21,217
Yageo Corp.	29,950	589,602
Yang Ming Marine Transport Corp.	106,000	231,116
YC INOX Co. Ltd.	27,763	21,406
Yem Chio Co. Ltd.	22,666	13,787
YFY, Inc.	110,385	115,455
Yieh Phui Enterprise Co. Ltd.	56,254	28,175
Youngtek Electronics Corp.	12,000	26,884
Yuanta Financial Holding Co. Ltd.	739,113	740,363
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	23,083
Yulon Motor Co. Ltd.	54,247	102,849
YungShin Global Holding Corp.	7,000	13,581
Zeng Hsing Industrial Co. Ltd.	2,148	7,840
Zenitron Corp.	18,000	17,774
Zero One Technology Co. Ltd.	9,000	25,311
Zhen Ding Technology Holding Ltd.	62,000	222,363
Zippy Technology Corp.	12,000	28,743
Zyxel Group Corp.	31,438	37,005
		44,048,434
Thailand — 1.8%
AP Thailand PCL	242,500	75,363
Bangchak Corp. PCL	112,900	130,698
Bangkok Bank PCL	48,500	226,843
Bangkok Bank PCL, NVDR	13,300	62,206
Bangkok Commercial Asset Management PCL	55,800	16,734
Banpu PCL	429,750	94,157
Berli Jucker PCL	64,800	49,742
BKI Holdings PCL	2,100	20,036
Charoen Pokphand Foods PCL	322,300	240,392
CP Axtra PCL <>	33,200	33,533
GFPT PCL	33,300	11,901
Indorama Ventures PCL	93,600	71,849
IRPC PCL	633,100	34,432
Kasikornbank PCL, NVDR	27,100	126,330
Kiatnakin Phatra Bank PCL	21,900	34,711
Krung Thai Bank PCL	204,575	130,969
Precious Shipping PCL	41,900	12,370
PTT Exploration & Production PCL	90,700	369,255
PTT Global Chemical PCL	143,128	133,442
PTT PCL	883,900	933,963
Quality Houses PCL	368,100	20,248
Regional Container Lines PCL	17,100	14,349
Sansiri PCL	1,106,700	65,692
SCB X PCL	40,400	136,853
Siam Cement PCL (The)	28,600	214,206
Sino-Thai Engineering & Construction PCL	70,300	21,083
Somboon Advance Technology PCL	20,300	8,201
Sri Trang Agro-Industry PCL	57,200	44,441
Sri Trang Gloves Thailand PCL	50,900	19,457
Star Petroleum Refining PCL	80,000	17,528
Supalai PCL	139,400	89,244

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Thai Oil PCL	78,877	$125,630
Thai Stanley Electric PCL, NVDR	3,100	21,291
Thai Union Group PCL	90,000	40,836
Thanachart Capital PCL	17,800	27,936
Thoresen Thai Agencies PCL	102,200	20,168
TMBThanachart Bank PCL	1,082,672	66,284
TPI Polene PCL	676,600	25,022
TPI Polene Power PCL	179,000	17,134
WHA Corp. PCL	253,200	42,885
		3,847,414
Turkey — 0.8%
Alarko Holding AS	8,981	24,791
Albaraka Turk Katilim Bankasi AS *	137,184	24,791
Aygaz AS	3,340	14,748
Bera Holding AS *	42,557	18,592
Bursa Cimento Fabrikasi AS	56,997	11,984
Dogan Sirketler Grubu Holding AS	84,330	37,285
Dogus Otomotiv Servis ve Ticaret AS	5,901	37,773
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,133	7,181
Enka Insaat ve Sanayi AS	66,291	87,813
Eregli Demir ve Celik Fabrikalari TAS	61,749	96,603
Gozde Girisim Sermayesi Yatirim Ortakligi AS *	21,608	19,133
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	72,396	56,947
KOC Holding AS	57,667	317,360
Kordsa Teknik Tekstil AS *	3,554	8,018
NET Holding AS *	16,043	19,760
Petkim Petrokimya Holding AS *	45,389	30,076
Sekerbank Turk AS	183,608	23,355
Sok Marketler Ticaret AS	9,602	13,545
Tekfen Holding AS *	16,364	24,883
Turk Hava Yollari AO *	44,707	372,586
Turk Telekomunikasyon AS *	26,876	39,138
Turkcell Iletisim Hizmetleri AS	50,598	140,856
Turkiye Is Bankasi AS	—	—
Turkiye Petrol Rafinerileri AS	43,958	199,496
Turkiye Sinai Kalkinma Bankasi AS *	82,882	28,453
Turkiye Sise ve Cam Fabrikalari AS	63,955	80,604
Turkiye Vakiflar Bankasi TAO, Class D *	49,462	33,093
Vestel Elektronik Sanayi ve Ticaret AS *	6,125	11,543
Zorlu Enerji Elektrik Uretim AS *	148,541	18,374
		1,798,781
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	238,788	547,391
Abu Dhabi National Hotels	397,983	64,903
Abu Dhabi Ports Co. PJSC *	45,602	63,442
AL Seer Marine Supplies & Equipment Co. LLC *	19,486	21,114
Dana Gas PJSC *	597,125	104,044
Deyaar Development PJSC	130,763	24,351
Dubai Investments PJSC	209,661	119,299
Emaar Properties PJSC	585,871	1,390,886
Emirates NBD Bank PJSC	64,587	356,956
EMSTEEL Building Materials PJSC *	173,164	60,345
Multiply Group PJSC *	215,570	138,508
RAK Properties PJSC	118,699	38,456
	SHARES	VALUE†
Ras Al Khaimah Ceramics	45,645	$29,825
		2,959,520
United States — 0.0%
GCC SAB de CV	12,593	94,304
TOTAL COMMON STOCKS
(Identified Cost $173,761,490)		216,843,653
PREFERRED STOCKS — 1.3%
Brazil — 1.3%
Banco ABC Brasil SA, 6.979%	12,087	48,346
Banco Bradesco SA, 8.923%	100,741	271,838
Banco do Estado do Rio Grande do Sul SA, 4.753%	14,808	31,450
Eucatex SA Industria e Comercio, 5.947%	3,800	10,868
Marcopolo SA, 6.960%	1	1
Petroleo Brasileiro SA, 13.568%	353,327	2,335,537
Raizen SA, 5.790%	87,020	49,518
Randon SA Implementos e Participacoes, 4.765%	9,200	18,205
		2,765,763

Colombia — 0.0%
Grupo de Inversiones Suramericana SA, 6.303%	4,895	24,743

Philippines — 0.0%
Cebu Air, Inc., 6.000% *	12,909	9,099
TOTAL PREFERRED STOCKS
(Identified Cost $1,693,036)		2,799,605
RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Diagnosticos da America SA *	3,131	12
Grupo Casas Bahia SA 9/19/24 *	36,212	66
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		78
SHORT-TERM INVESTMENTS — 1.3%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.690%	152,429	152,429

Collateral For Securities On Loan — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.020%	2,670,090	2,670,090
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,822,519)		2,822,519
Total Investments — 102.3%
(Identified Cost $178,277,045)		222,465,855
Liabilities in excess of Cash and Other Assets — (2.3%)		(5,105,383)
Net Assets — 100.0%		$217,360,472

†	See Note 1
*	Non-income producing security.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2024 amounted to $4,691,103 or 2.16% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of September 30, 2024, the fair value of the securities on loan was $5,907,156.
The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Diversified REITs — 2.1%
Alexander & Baldwin, Inc.	6,370	$122,304
Alpine Income Property Trust, Inc.	1,013	18,437
American Assets Trust, Inc.	5,232	139,799
Broadstone Net Lease, Inc.	17,587	333,274
CTO Realty Growth, Inc. @	2,292	43,594
Empire State Realty Trust, Inc., Class A	11,500	127,420
Essential Properties Realty Trust, Inc.	16,991	580,243
Gladstone Commercial Corp.	3,518	57,132
Global Net Lease, Inc.	20,205	170,126
Modiv Industrial, Inc.	764	12,835
One Liberty Properties, Inc.	1,619	44,587
WP Carey, Inc.	21,798	1,358,015
		3,007,766
Health Care REITs — 11.6%
Alexandria Real Estate Equities, Inc.	15,724	1,867,225
CareTrust REIT, Inc.	14,138	436,299
Community Healthcare Trust, Inc.	2,728	49,513
Diversified Healthcare Trust	9,600	40,224
Global Medical REIT, Inc.	5,127	50,808
Healthcare Realty Trust, Inc.	35,442	643,272
Healthpeak Properties, Inc.	68,927	1,576,360
LTC Properties, Inc.	3,972	145,733
Medical Properties Trust, Inc.	62,421	365,163
National Health Investors, Inc. @	4,395	369,444
Omega Healthcare Investors, Inc.	24,829	1,010,540
Sabra Health Care REIT, Inc.	23,529	437,875
Universal Health Realty Income Trust	1,361	62,266
Ventas, Inc.	41,160	2,639,591
Welltower, Inc.	52,067	6,666,138
		16,360,451
Hotel & Resort REITs — 2.5%
Apple Hospitality REIT, Inc.	22,630	336,056
Braemar Hotels & Resorts, Inc.	5,308	16,402
Chatham Lodging Trust	5,496	46,826
DiamondRock Hospitality Co.	21,351	186,394
Host Hotels & Resorts, Inc.	70,425	1,239,480
Park Hotels & Resorts, Inc.	21,492	303,037
Pebblebrook Hotel Trust	13,051	172,665
RLJ Lodging Trust	16,642	152,774
Ryman Hospitality Properties, Inc.	5,706	611,911
Service Properties Trust	17,100	77,976
Summit Hotel Properties, Inc.	10,209	70,034
Sunstone Hotel Investors, Inc.	19,666	202,953
Xenia Hotels & Resorts, Inc.	11,059	163,341
		3,579,849
Industrial REITs — 12.2%
Americold Realty Trust, Inc.	26,726	755,544
EastGroup Properties, Inc.	4,655	869,647
First Industrial Realty Trust, Inc.	12,644	707,811
Industrial Logistics Properties Trust	8,384	39,908
Innovative Industrial Properties, Inc.	2,731	367,593
LXP Industrial Trust	29,510	296,576
Plymouth Industrial REIT, Inc.	4,195	94,807
Prologis, Inc.	91,516	11,556,640
Rexford Industrial Realty, Inc.	21,345	1,073,867
STAG Industrial, Inc.	18,420	720,038
Terreno Realty Corp.	9,469	632,813
		17,115,244
Office REITs — 3.6%
Brandywine Realty Trust	17,779	96,718
BXP, Inc.	14,627	1,176,888
City Office REIT, Inc.	5,176	30,228
	SHARES	VALUE†
COPT Defense Properties	11,500	$348,795
Cousins Properties, Inc.	14,844	437,601
Creative Media & Community Trust Corp.	4,743	2,331
Douglas Emmett, Inc.	16,852	296,090
Easterly Government Properties, Inc.	9,677	131,414
Equity Commonwealth *	8,296	165,090
Highwoods Properties, Inc.	10,772	360,970
Hudson Pacific Properties, Inc.	12,646	60,448
JBG SMITH Properties	9,420	164,661
Kilroy Realty Corp.	10,233	396,017
NET Lease Office Properties	1,572	48,135
Office Properties Income Trust	3,570	7,783
Orion Office REIT, Inc.	6,753	27,012
Paramount Group, Inc.	17,848	87,812
Peakstone Realty Trust @	1,614	21,999
Piedmont Office Realty Trust, Inc., Class A	10,998	111,080
Postal Realty Trust, Inc., Class A	1,457	21,330
SL Green Realty Corp.	6,499	452,395
Vornado Realty Trust	15,282	602,111
		5,046,908
Residential REITs — 14.1%
American Homes 4 Rent, Class A	33,305	1,278,579
Apartment Investment & Management Co., Class A *	13,399	121,127
AvalonBay Communities, Inc.	14,259	3,211,840
Bluerock Homes Trust, Inc.	412	6,159
BRT Apartments Corp.	400	7,032
Camden Property Trust	10,631	1,313,248
Centerspace	1,534	108,101
Clipper Realty, Inc.	1,167	6,652
Elme Communities	9,245	162,620
Equity LifeStyle Properties, Inc.	16,926	1,207,501
Equity Residential	34,390	2,560,680
Essex Property Trust, Inc.	6,439	1,902,209
Independence Realty Trust, Inc.	21,679	444,420
Invitation Homes, Inc.	61,577	2,171,205
Mid-America Apartment Communities, Inc.	11,688	1,857,223
NexPoint Residential Trust, Inc.	2,313	101,795
Sun Communities, Inc.	11,909	1,609,501
UDR, Inc.	30,795	1,396,245
UMH Properties, Inc.	7,290	143,394
Veris Residential, Inc.	8,319	148,577
		19,758,108
Retail REITs — 14.8%
Acadia Realty Trust	9,876	231,889
Agree Realty Corp.	9,877	744,034
Alexander's, Inc.	303	73,435
Brixmor Property Group, Inc.	30,770	857,252
CBL & Associates Properties, Inc.	1,387	34,952
Federal Realty Investment Trust	7,572	870,553
Getty Realty Corp.	4,639	147,567
InvenTrust Properties Corp.	6,885	195,327
Kimco Realty Corp.	67,586	1,569,347
Kite Realty Group Trust	22,305	592,421
Macerich Co. (The)	21,929	399,985
NETSTREIT Corp. @	6,691	110,602
NNN REIT, Inc.	18,414	892,895
Phillips Edison & Co., Inc.	12,315	464,399
Realty Income Corp.	86,997	5,517,350
Regency Centers Corp.	17,440	1,259,691
Retail Opportunity Investments Corp.	13,055	205,355
Saul Centers, Inc.	1,365	57,275
Simon Property Group, Inc.	32,688	5,524,926
SITE Centers Corp.	4,794	290,037
Tanger, Inc.	10,913	362,093

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail REITs (Continued)
Urban Edge Properties	12,150	$259,889
Whitestone REIT	4,776	64,619
		20,725,893
Specialized REITs — 38.6%
American Tower Corp.	47,071	10,946,832
Crown Castle, Inc.	43,814	5,197,655
CubeSmart	21,511	1,157,937
Digital Realty Trust, Inc.	32,826	5,312,232
EPR Properties	7,659	375,597
Equinix, Inc.	9,483	8,417,395
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	20,646	3,720,203
Four Corners Property Trust, Inc.	9,280	271,997
Gaming & Leisure Properties, Inc.	27,527	1,416,264
Global Self Storage, Inc.	997	5,194
Iron Mountain, Inc.	29,410	3,494,790
Lamar Advertising Co., Class A	8,889	1,187,571
National Storage Affiliates Trust	7,272	350,510
Outfront Media, Inc.	13,992	257,173
Public Storage	15,764	5,736,047
SBA Communications Corp.	11,136	2,680,435
Uniti Group, Inc.	20,375	114,915
VICI Properties, Inc.	107,488	3,580,425
		54,223,172
TOTAL COMMON STOCKS (Identified Cost $70,589,466)		139,817,391
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 4.690%	528,672	528,672
Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.020%	485,916	485,916
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,014,588)		1,014,588
Total Investments — 100.2% (Identified Cost $71,604,054)		140,831,979
Liabilities in excess of Cash and Other Assets — (0.2%)		(329,601)
Net Assets — 100.0%		$140,502,378
†	See Note 1
@	A portion or all of the security was held on loan. As of September 30, 2024, the fair value of the securities on loan was $515,425.
*	Non-income producing security.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

SA Worldwide Moderate Growth Fund PORTFOLIO OF INVESTMENTS — AS OF September 30, 2024 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	134,830	$1,538,410
SA Global Fixed Income Fund €	378,713	3,355,392
SA International Value Fund €	319,847	4,516,236
SA Real Estate Securities Fund €	53,088	669,970
SA U.S. Core Market Fund €	105,657	3,775,125
SA U.S. Fixed Income Fund €	348,157	3,356,234
SA U.S. Small Company Fund €	51,264	1,517,423
SA U.S. Value Fund €	166,260	3,807,357
		22,536,147
TOTAL MUTUAL FUNDS (Identified Cost $18,688,551)		22,536,147
Total Investments — 100.0% (Identified Cost $18,688,551)		22,536,147
Cash and Other Assets, Less Liabilities — 0.0%		7,610
Net Assets — 100.0%		$22,543,757
†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS NOTES TO FINANCIAL STATEMENTS – September 30, 2024 (Unaudited) (Continued)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated Buckingham Strategic Partners, LLC (the “Adviser”) as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the valuation designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

SA FUNDS NOTES TO FINANCIAL STATEMENTS – September 30, 2024 (Unaudited) (Continued)

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee or Valuation Designee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of September 30, 2024, in valuing each Fund's investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of September 30, 2024
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$67,519,101	$—		$67,519,101
Corporate Bonds and Notes	—	138,911,605	—		138,911,605
U.S. Government and Agency Obligations	—	265,355,433	—		265,355,433
Short-Term Investments	2,437,702	—	—		2,437,702
Total Investments	$2,437,702	$471,786,139	$—		$474,223,841
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$580,409,570	$—		$580,409,570
Short-Term Investments	16,669,399	—	—		16,669,399
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	264,481	—		264,481
Total Investments	$16,669,399	$580,674,051	$—		$597,343,450
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,770,703)	$—		$(1,770,703)
SA U.S. Core Market Fund
Assets
Common Stocks	$674,751,801	$—	$0	†	$674,751,801
Mutual Funds	28,992,571	—	—		28,992,571
Short-Term Investments	947,944	—	—		947,944
Total Investments	$704,692,316	$—	$0		$704,692,316

SA FUNDS NOTES TO FINANCIAL STATEMENTS – September 30, 2024 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of September 30, 2024
SA U.S. Value Fund
Assets
Common Stocks	$568,564,928		$—	$—		$568,564,928
Short-Term Investments	697,188		—	—		697,188
Total Investments	$569,262,116		$—	$—		$569,262,116
SA U.S. Small Company Fund
Assets
Common Stocks	$326,398,241		$—	$38,879	†	$326,437,120
Preferred Stocks	29,253		—	—		29,253
Rights and Warrants	448		—	—		448
Short-Term Investments	1,926,562		—	—		1,926,562
Total Investments	$328,354,504		$—	$38,879		$328,393,383
SA International Value Fund
Assets
Common Stocks	$554,082,336	†	$880,507	$—		$554,962,843
Preferred Stocks	4,258,232		—	—		4,258,232
Short-Term Investments	72,436,857		—	—		72,436,857
Total Investments	$630,777,425		$880,507	$—		$631,657,932
SA International Small Company Fund
Assets
Mutual Funds	$266,722,905		$—	$—		$266,722,905
Total Investments	$266,722,905		$—	$—		$266,722,905
SA Emerging Markets Value Fund
Assets
Common Stocks	$216,759,303		$74,568	$9,782	†	$216,843,653
Preferred Stocks	2,799,605		—	—		2,799,605
Rights and Warrants	78		—	—		78
Short-Term Investments	2,822,519		—	—		2,822,519
Total Investments	$222,381,505		$74,568	$9,782		$222,465,855
SA Real Estate Securities Fund
Assets
Common Stocks	$139,817,391		$—	$0	†	$139,817,391
Short-Term Investments	1,014,588		—	—		1,014,588
Total Investments	$140,831,979		$—	$0		$140,831,979

SA FUNDS NOTES TO FINANCIAL STATEMENTS – September 30, 2024 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of September 30, 2024
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,536,147	$—	$—	$22,536,147
Total Investments	$22,536,147	$—	$—	$22,536,147
† Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the "Sub-Adviser") specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of September 30, 2024, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$19,642,639	$2,055,000	$18,072,329	$20,127,329
SA U.S Core Market Fund	1,590,906	4,703	1,623,226	1,627,929
SA U.S. Value Fund	3,188,692	5,804	3,257,410	3,263,214
SA U.S. Small Company Fund	12,057,101	1,662,230	10,690,288	12,352,518

SA FUNDS NOTES TO FINANCIAL STATEMENTS – September 30, 2024 (Unaudited) (Continued)

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA International Value Fund	118,465,013	71,761,508	53,272,268	125,033,776
SA Emerging Markets Value Fund	5,907,156	2,670,090	3,533,384	6,203,474
SA Real Estate Securities Fund	515,425	485,916	36,862	522,778

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of September 30, 2024
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$2,055,000	$—	$—	$—	$2,055,000
Total Borrowings	$2,055,000	$—	$—	$—	$2,055,000
Gross amount of recognized liabilities for securities lending transactions					$2,055,000
SA U.S. Core Market Fund
Government Money Market	$4,703	$—	$—	$—	$4,703
Total Borrowings	$4,703	$—	$—	$—	$4,703
Gross amount of recognized liabilities for securities lending transactions					$4,703
SA U.S. Value Fund
Government Money Market	$5,804	$—	$—	$—	$5,804
Total Borrowings	$5,804	$—	$—	$—	$5,804
Gross amount of recognized liabilities for securities lending transactions					$5,804
SA U.S. Small Company Fund
Government Money Market	$1,662,230	$—	$—	$—	$1,662,230
Total Borrowings	$1,662,230	$—	$—	$—	$1,662,230
Gross amount of recognized liabilities for securities lending transactions					$1,662,230
SA International Value Fund
Government Money Market	$71,761,509	$—	$—	$—	$71,761,509
Total Borrowings	$71,761,509	$—	$—	$—	$71,761,509
Gross amount of recognized liabilities for securities lending transactions					$71,761,509
SA Emerging Markets Value Fund
Government Money Market	$2,670,090	$—	$—	$—	$2,670,090
Total Borrowings	$2,670,090	$—	$—	$—	$2,670,090
Gross amount of recognized liabilities for securities lending transactions					$2,670,090

SA FUNDS NOTES TO FINANCIAL STATEMENTS – September 30, 2024 (Unaudited) (Continued)

	Remaining Contractual Maturity of the Agreements As of September 30, 2024
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Real Estate Securities Fund
Government Money Market	$485,916	$—	$—	$—	$485,916
Total Borrowings	$485,916	$—	$—	$—	$485,916
Gross amount of recognized liabilities for securities lending transactions					$485,916
(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

SA FUNDS NOTES TO FINANCIAL STATEMENTS – September 30, 2024 (Unaudited) (Continued)

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At September 30, 2024, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$470,018,027	$4,446,098	$(240,284)	$4,205,814
SA Global Fixed Income Fund	590,356,045	7,591,603	(2,374,901)	5,216,702
SA U.S. Core Market Fund	124,167,341	581,567,900	(1,042,925)	580,524,975
SA U.S. Value Fund	308,055,221	270,986,542	(9,779,647)	261,206,895
SA U.S. Small Company Fund	158,971,419	178,914,899	(9,492,935)	169,421,964
SA International Value Fund	497,151,303	158,627,276	(24,120,647)	134,506,629
SA International Small Company Fund	128,251,417	138,471,488	—	138,471,488
SA Emerging Markets Value Fund	178,277,045	65,831,891	(21,643,081)	44,188,810
SA Real Estate Securities Fund	71,604,054	71,993,164	(2,765,239)	69,227,925
SA Worldwide Moderate Growth	18,688,551	3,847,596	—	3,847,596